    AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2007

                                                              File No. 033-45671
                                                              File No. 811-06557

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                                 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 67                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]
                              AMENDMENT NO. 69                               [X]

                                STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code: 1-888-784-3863

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC 20004

It is proposed that this filing become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  On [date] pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[X]  On July 30, 2007 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On [date] pursuant to paragraph (a)(2) of Rule 485

                                STI CLASSIC FUNDS

                                    A SHARES
                                    C SHARES

                                   PROSPECTUS

STI CLASSIC EQUITY FUNDS

Aggressive Growth Stock Fund
Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund (formerly, Large Cap Relative Value Fund)

Large Cap Growth Stock Fund (formerly, Capital Appreciation Fund)


Large Cap Quantitative Equity Fund

Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Mid-Cap Core Equity Fund

Mid-Cap Value Equity Fund
Select Large Cap Growth Stock Fund (formerly, Quality Growth Stock Fund) Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund

Investment Adviser:    Trusco Capital Management, Inc. (the "Adviser")
Investment Subadviser: Zevenbergen Capital Investments LLC (the "Subadviser")
                       (Aggressive Growth Stock Fund and Emerging Growth Stock
                       Fund)


                                 AUGUST 1, 2007


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the Equity Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES                                      C SHARES
--------                                      --------
   -    Front-end sales charge                   -    Contingent deferred sales charge
   -    12b-1 fees                               -    Higher 12b-1 fees
   -    $2,000 minimum initial investment        -    $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


Aggressive Growth Stock Fund                                 [__________]
Emerging Growth Stock Fund                                   [__________]
International Equity Fund                                    [__________]
International Equity Index Fund                              [__________]
Large Cap Core Equity Fund                                   [__________]
Large Cap Growth Stock Fund                                  [__________]
Large Cap Quantitative Equity Fund                           [__________]
Large Cap Value Equity Fund                                  [__________]
Life Vision Aggressive Growth Fund                           [__________]
Life Vision Conservative Fund                                [__________]
Life Vision Growth and Income Fund                           [__________]
Life Vision Moderate Growth Fund                             [__________]
Life Vision Target Date 2015 Fund                            [__________]
Life Vision Target Date 2025 Fund                            [__________]
Life Vision Target Date 2035 Fund                            [__________]
Mid-Cap Core Equity Fund                                     [__________]
Mid-Cap Value Equity Fund                                    [__________]
Select Large Cap Growth Stock Fund                           [__________]
Small Cap Growth Stock Fund                                  [__________]
Small Cap Quantitative Equity Fund                           [__________]
Small Cap Value Equity Fund                                  [__________]
More Information About Risk                                  [__________]
More Information About Fund Investments                      [__________]
Information About Portfolio Holdings                         [__________]
Investment Adviser                                           [__________]
Investment Subadviser                                        [__________]
Portfolio Managers                                           [__________]
Purchasing, Selling and Exchanging Fund Shares               [__________]
Market Timing Policies and Procedures                        [__________]
Dividends and Distributions                                  [__________]

Taxes                                                        [__________]
Financial Highlights                                         [__________]
Privacy Policy                                               [__________]
How to Obtain More Information About the STI Classic Funds   [__________]


August 1, 2007

FUND NAME                              CLASS    INCEPTION*   TICKER     CUSIP
---------                            --------   ----------   ------   ---------
Aggressive Growth Stock Fund         A Shares      2/23/04   SAGAX    784767212
Aggressive Growth Stock Fund         C Shares      2/23/04   SAGLX    784767196
Large Cap Growth Stock Fund          A Shares       6/9/92   STCIX    784766859
Large Cap Growth Stock Fund          C Shares       6/1/95   STCFX    784766479
Emerging Growth Stock Fund           A Shares      2/23/04   SCEAX    784767253
Emerging Growth Stock Fund           C Shares      2/27/04   SEGLX    784767246
International Equity Fund            A Shares       1/2/96   SCIIX    784766396
International Equity Fund            C Shares       1/2/96   SIEFX    784766412
International Equity Index Fund      A Shares       6/6/94   SIIIX    784766586
International Equity Index Fund      C Shares       6/8/95   SIIFX    784766420
Large Cap Quantitative Equity Fund   A Shares      10/8/03   SQEAX    784767428
Large Cap Quantitative Equity Fund   C Shares     10/13/03   SQELX    784767410
Large Cap Core Equity Fund           A Shares       5/7/93   CFVIX    784766180
Large Cap Core Equity Fund           C Shares       4/5/95   CVIBX    784766172
Large Cap Value Equity Fund          A Shares      2/17/93   SVIIX    784766842
Large Cap Value Equity Fund          C Shares       6/1/95   SVIFX    784766461
Life Vision Aggressive Growth Fund   A Shares     10/16/03   SLAAX    784767360
Life Vision Aggressive Growth Fund   C Shares       4/4/05   CLVLX    78476A769
Life Vision Conservative Fund        A Shares     11/11/03   SVCAX    784767337
Life Vision Conservative Fund        C Shares       4/4/05   SCCLX    78476A751
Life Vision Growth and Income Fund   A Shares     11/05/03   SGIAX    784767352
Life Vision Growth and Income Fund   C Shares       4/6/05   SGILX    78476A744
Life Vision Moderate Growth Fund     A Shares     10/10/03   SVMAX    784767345
Life Vision Moderate Growth Fund     C Shares       4/6/05   SVGLX    78476A736
Life Vision Target Date 2015 Fund    A Shares           --   LVFAX    78476A710
Life Vision Target Date 2015 Fund    C Shares           --   LVFCX    78476A694
Life Vision Target Date 2025 Fund    A Shares      7/12/06   LVTAX    78476A678
Life Vision Target Date 2025 Fund    C Shares           --   LVTCX    78476A660
Life Vision Target Date 2035 Fund    A Shares       5/4/06   LVRAX    78476A645
Life Vision Target Date 2035 Fund    C Shares           --   LVRCX    78476A637
Mid-Cap Core Equity Fund             A Shares      1/31/94   SCAIX    784766743
Mid-Cap Core Equity Fund             C Shares       6/5/95   SCMEX    784766453
Mid-Cap Value Equity Fund            A Shares     10/27/03   SAMVX    784767444
Mid-Cap Value Equity Fund            C Shares     11/30/01   SMVFX    784767717
Select Large Cap Growth Stock Fund   A Shares     10/14/03   SXSAX    784767394
Select Large Cap Growth Stock Fund   C Shares     12/15/98   STTFX    784766214
Small Cap Growth Stock Fund          A Shares     12/10/99   SCGIX    784766255
Small Cap Growth Stock Fund          C Shares      10/8/98   SSCFX    784766248
Small Cap Quantitative Equity Fund   A Shares       4/3/06   SCQAX    78476A579
Small Cap Quantitative Equity Fund   C Shares       4/3/06   SCQEX    78476A561
Small Cap Value Equity Fund          A Shares      10/9/03   SASVX    784767436
Small Cap Value Equity Fund          C Shares       6/6/97   STCEX    784766321


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

             RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

                          AGGRESSIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

Common stocks of U.S. multi-cap growth companies

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify securities of companies with favorable prospects for future revenue, earnings and/or cash flow growth

INVESTOR PROFILE

Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Aggressive Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund may invest in companies of any size.


The Fund invests primarily in common stocks of U.S. companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows performance of the Fund's A Shares for the last year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2005   6.85%
2006   [___]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [___]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the Russell 3000(R) Growth Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                                                                           1 YEAR    SINCE INCEPTION*
--------                                                                           ------   -----------------
Fund Returns Before Taxes                                                          [____]         [____]
Fund Returns After Taxes on Distributions                                          [____]         [____]
Fund Returns After Taxes on Distributions and Sale of Fund Shares                  [____]         [____]
Russell 3000(R) Growth Index (reflects no deduction for fees, expenses or taxes)   [____]         [____]

C SHARES*                                                                          1 YEAR   SINCE INCEPTION**
---------                                                                          ------   -----------------
Fund Returns Before Taxes                                                          [____]         [____]
Russell 3000(R) Growth Index (reflects no deduction for fees, expenses or taxes)   [____]         [____]

* Since inception of the A Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000(R) Growth Index measures the performance of those companies found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                   A Shares   C Shares
                                                                                   --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*       5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**                None       1.00%





* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares     C Shares
                                        --------     --------
Investment Advisory Fees                  1.10%          1.10%
Distribution and Service (12b-1) Fees     0.30%(1)       1.00%
Other Expenses                          [____]         [____]
                                        --------     --------
Total Annual Operating Expenses(2)      [____]         [____]






(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [_____], the table below reflects the Fund's results calculated without sales charges.


A Shares                                                  1 Year   Since Inception*
--------                                                  ------   ----------------
Fund Returns Before Taxes                                 [____]         [____]
Fund Returns After Taxes on Distributions                 [____]         [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]         [____]
Russell 3000(R) Growth Index (reflects no deduction for
fees, expenses or taxes)                                  [____]         [____]

* Since its inception of the A Shares on February 23, 2004. Benchmark returns since February 29, 2004 (benchmark returns available only on a month end basis).

                           EMERGING GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

Common stocks of U.S. small and mid-cap growth companies

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify securities of small and mid-cap companies with favorable prospects for future revenue, earnings and/or cash flow growth

INVESTOR PROFILE

Investors who want to increase the value of their investment, but do not need income, and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Emerging Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Fund invests primarily in stocks of U.S. companies with market capitalizations below $10 billion, and the Subadviser emphasizes companies with market capitalizations of $5 billion or less.


In selecting investments for the Fund, the Subadviser looks for companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth "drivers" are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund's investments.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION





The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows performance of the Fund's A Shares for the last year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2005   14.85%
2006   [___]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [_____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the Russell Mid-Cap(R) Growth Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

A Shares                                                  1 Year   Since Inception*
--------                                                  ------   ----------------
Fund Returns Before Taxes                                 [____]         [____]
Fund Returns After Taxes on Distributions                 [____]         [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]         [____]
Russell Mid-Cap(R) Growth Index (reflects no deduction
   for fees, expenses or taxes)                           [____]         [____]

*    Since inception of the A Shares on February 23, 2004.

C Shares                                                  1 Year   Since Inception*
--------                                                  ------   ----------------
Fund Returns Before Taxes                                 [____]         [____]
Russell Mid-Cap(R) Growth Index (reflects no deduction
   for fees, expenses or taxes)                           [____]         [____]

*    Since inception of the C Shares on February 27, 2004.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Mid-Cap(R) Growth Index measures the performance of those companies in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**              None       1.00%



* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."



** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."





ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                1.10%        1.10%
Distribution and Service (12b-1) Fees   0.30%(1)     1.00%
Other Expenses                          [__]         [__]
                                        ----         ----
Total Annual Operating Expenses(2)      [__]         [__]



(1) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [__________], the table below reflects the Fund's results calculated without sales charges.


A Shares                                                  1 Year   Since Inception*
--------                                                  ------   ----------------
Fund Returns Before Taxes                                 [____]         [____]
Fund Returns Before Taxes                                 [____]         [____]
Fund Returns After Taxes on Distributions                 [____]         [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]         [____]
Russell Mid-Cap(R) Growth Index (reflects no deduction
   for fees, expenses or taxes)                           [____]         [____]

*    Since inception of the A Shares on February 23, 2004.

                            INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS

Foreign common stocks

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify companies with good fundamentals or a history of consistent growth

INVESTOR PROFILE


Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of actively managed international stocks


INVESTMENT STRATEGY

Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser applies a multi-factor model to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. A Shares and C Shares were offered beginning January 2, 1996. Performance on January 1, 1996 is that of I Shares of the Fund, and has not been adjusted to reflect A Share or C Share expenses, respectively. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    13.01%
1998    10.69%
1999     9.05%
2000     3.74%
2001    17.99%
2002    17.30%
2003    36.14%
2004    18.49%
2005    12.87%
2006   [____]

    BEST QUARTER         WORST QUARTER
-------------------   -------------------
[______]   [______]   [______]   [______]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [_____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI(R) EAFE(R)) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A Shares                                                 1 Year     5 Years   10 Years
--------                                                --------   --------   --------
Fund Returns Before Taxes                               [______]   [______]   [______]
Fund Returns After Taxes on Distributions               [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [______]   [______]   [______]

Morgan Stanley Capital International Europe,
   Australasia, and Far East (MSCI(R) EAFE(R)) Index
   (reflects no deduction for fees, expenses or taxes)   [______]   [______]   [______]

C Shares*                                                 1 Year     5 Years   10 Years
---------                                                --------   --------   --------
Fund Returns Before Taxes                                [______]   [______]   [______]
Morgan Stanley Capital International Europe,
   Australasia, and Far East (MSCI(R) EAFE(R)) Index
   (reflects no deduction for fees, expenses or taxes)   [______]   [______]   [______]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares    C Shares
                                        --------    --------
Investment Advisory Fees                  1.13%        1.13%
Distribution and Service (12b-1) Fees     0.30%(1)     1.00%
Other Expenses                          [______]    [______]
                                        ------      -------

Total Annual Operating Expenses(2)      [______]   [______]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

If you do not sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [______], the table below reflects the Fund's results calculated without sales charges.


A Shares                                                 1 Year     5 Years   10 Years
--------                                                --------   --------   --------
Fund Returns Before Taxes                               [______]   [______]   [______]
Fund Returns After Taxes on Distributions               [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [______]   [______]   [______]

Morgan Stanley Capital International Europe,
Australasia, and Far East (MSCI(R) EAFE(R)) Index
(reflects no deduction for fees, expenses or taxes)     [______]   [______]   [______]

                         INTERNATIONAL EQUITY INDEX FUND

FUND SUMMARY

INVESTMENT GOAL

Investment results that correspond to the performance of the MSCI(R) EAFE(R) GDP Weighted Index (Price Return)

INVESTMENT FOCUS

Foreign equity securities in the MSCI(R) EAFE(R) GDP Weighted Index (Price
Return)

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Statistical analysis to track the MSCI(R) EAFE(R) GDP Weighted Index (Price Return)

INVESTOR PROFILE


Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of passively managed international stocks


INVESTMENT STRATEGY

Under normal circumstances, the International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies.

In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index (Price Return), an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.


The Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION





The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     8.44%
1998    29.68%
1999    29.97%
2000    17.44%
2001    23.91%
2002    16.74%
2003    39.80%
2004    20.39%
2005    12.43%
2006   [____]

    BEST QUARTER         WORST QUARTER
-------------------   -------------------
[______]   [______]   [______]   [______]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East Gross Domestic Product (MSCI(R) EAFE(R)GDP) Weighted Index (Price Return). These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A Shares*                                                1 Year     5 Years   10 Years
---------                                               --------   --------   --------
Fund Returns Before Taxes                               [______]   [______]   [______]

Fund Returns After Taxes on Distributions               [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [______]   [______]   [______]
MSCI(R) EAFE(R)GDP Weighted Index (Price Return)
   (reflects no deduction for fees, expenses or
   taxes)                                               [______]   [______]   [______]

C Shares*                                                1 Year     5 Years   10 Years
---------                                               --------   --------   --------
Fund Returns Before Taxes                               [______]   [______]   [______]
MSCI(R) EAFE(R) GDP Weighted Index (Price Return)
   (reflects no deduction for fees, expenses or
   taxes)                                               [______]   [______]   [______]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)GDP Weighted Index (Price Return) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares    C Shares
                                        --------    --------
Investment Advisory Fees                  0.50%        0.50%
Distribution and Service (12b-1) Fees     0.30%(1)     1.00%
Other Expenses                          [____]       [____]
                                        ------       ------
Total Annual Operating Expenses(2)      [____]       [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.


(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

If you do not sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [______], the table below reflects the Fund's results calculated without sales charges.


A Shares*                                                1 Year     5 Years   10 Years
---------                                               --------   --------   --------
Fund Returns Before Taxes                               [______]   [______]   [______]
Fund Returns After Taxes on Distributions               [______]   [______]   [______]

Fund Returns After Taxes on Distributions and
   Sale of Fund Shares                                  [______]   [______]   [______]
MSCI(R) EAFE(R)GDP Weighted Index (Price Return)
   (reflects no deduction for fees, expenses or
   taxes)                                               [______]   [______]   [______]

                           LARGE CAP CORE EQUITY FUND


FUND SUMMARY

INVESTMENT GOALS

PRIMARY

Long-term capital appreciation

SECONDARY

Current income

INVESTMENT FOCUS

Equity securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole

INVESTOR PROFILE

Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.


The Adviser uses sector-specific factors to highlight companies whose characteristics are currently undervalued versus market peers. The Adviser performs fundamental research to evaluate securities for the portfolio. The Adviser's approach attempts to identify a well-defined "investment thesis" (what it believes a company's prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Adviser seeks securities with a positive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Adviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.




Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997      27.58%
1998      18.25%
1999      14.10%
2000       1.30%
2001       6.84%
2002      19.84%
2003      27.95%
2004      14.03%
2005       9.32%
2006   [______]%

    BEST QUARTER         WORST QUARTER
-------------------   -------------------
[______]   [______]   [______]   [______]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [______]%.

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the S&P 500(R) Index and the Russell 1000(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A Shares                                                                 1 Year     5 Years   10 Years
--------                                                                --------   --------   --------
Fund Returns Before Taxes                                               [______]   [______]   [______]
Fund Returns After Taxes on Distributions                               [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of Fund Shares       [______]   [______]   [______]
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)*   [______]   [______]   [______]
Russell 1000(R) Value Index (reflects no deduction for
   fees, expenses or taxes)                                             [______]   [______]   [______]


* Effective May 31, 2007, the Fund's primary and secondary benchmarks transitioned so that the S&P 500(R) Index is the Fund's primary benchmark and the Russell 1000(R) Value Index is the Fund's secondary benchmark to better reflect the current and ongoing investment style of the Fund.


C Shares                                                                 1 Year     5 Years   10 Years
--------                                                                --------   --------   --------
Fund Returns Before Taxes                                               [______]   [______]   [______]
S&P 500(R) Index (reflects no deduction for fees, expenses or taxes)*   [______]   [______]   [______]
Russell 1000(R) Value Index (reflects no deduction for
   fees, expenses or taxes)                                             [______]   [______]   [______]


* Effective May 31, 2007, the Fund's primary and secondary benchmarks transitioned so that the S&P 500(R) Index is the Fund's primary benchmark and the Russell 1000(R) Value Index is the Fund's secondary benchmark to better reflect the current and ongoing investment style of the Fund.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index is a widely recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**              None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                   0.81%      0.81%
Distribution and Service (12b-1) Fees      0.25%      1.00%
Other Expenses                          [______]   [______]
                                        --------   --------
Total Annual Operating Expenses(1)      [______]   [______]

(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

If you do not sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [______], the table below reflects the Fund's results calculated without sales charges.


A Shares                                                             1 Year     5 Years   10 Years
--------                                                            --------   --------   --------
Fund Returns Before Taxes                                           [______]   [______]   [______]
Fund Returns After Taxes on Distributions                           [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of Fund Shares   [______]   [______]   [______]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)*                                              [______]   [______]   [______]
Russell 1000(R) Value Index (reflects no deduction for
   fees, expenses or taxes)                                         [______]   [______]   [______]


* Effective May 31, 2007, the Fund's primary and secondary benchmarks transitioned so that the S&P 500(R) Index is the Fund's primary benchmark and the Russell 1000(R) Value Index is the Fund's secondary benchmark to better reflect the current and ongoing investment style of the Fund.

                           LARGE CAP GROWTH STOCK FUND


FUND SUMMARY

INVESTMENT GOAL

Capital appreciation

INVESTMENT FOCUS

U.S. common stocks

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify companies with above average growth potential

INVESTOR PROFILE

Investors who want the value of their investment to grow, but do not need to receive income on their investment

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Adviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Adviser chooses companies that it believes have above average potential to beat expectations. The Adviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Adviser uses a "bottom-up" process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.




Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.


Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     30.34%
1998     27.26%
1999      9.06%
2000      0.94%
2001      7.11%
2002     22.48%
2003     17.72%
2004      5.69%
2005      1.79%
2006   [______]

    BEST QUARTER         WORST QUARTER
-------------------   -------------------
[______]   [______]   [______]   [______]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [______]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the S&P 500(R) Index and the Russell 1000(R) Growth Index.. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A Shares                                                    1 Year     5 Years   10 Years
--------                                                   --------   --------   --------
Fund Returns Before Taxes                                  [______]   [______]   [______]
Fund Returns After Taxes on Distributions                  [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [______]   [______]   [______]
Russell 1000(R) Growth Index* (reflects no deduction for
   fees, expenses or taxes)                                [______]   [______]   [______]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                      [______]   [______]   [______]

* Effective May 31, 2007, the Fund transitioned its benchmark from the S&P 500(R) Index to the Russell 1000(R) Growth Index to better reflect the ongoing investment style of the Fund.

C Shares                                                   1 Year     5 Years   10 Years
--------                                                  --------   --------   --------
Fund Returns Before Taxes                                 [______]   [______]   [______]
Russell 1000(R) Growth Index* (reflects no deduction
   for fees, expenses or taxes)                           [______]   [______]   [______]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                     [______]   [______]   [______]

* Effective May 31, 2007, the Fund transitioned its benchmark from the S&P 500(R) Index to the Russell 1000(R) Growth Index to better reflect the ongoing investment style of the Fund.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is a comprehensive large cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The S&P 500(R) Index is a widely-recognized, market value-weighted

(higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**              None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares     C Shares
                                        --------     --------
Investment Advisory Fees                   0.92%        0.92%
Distribution and Service (12b-1) Fees      0.30%(1)     1.00%
Other Expenses                          [_____]      [_____]
                                        -------      -------
Total Annual Operating Expenses(3)      [_____]      [_____]

(1) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

If you do not sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [______], the table below reflects the Fund's results calculated without sales charges.

A Shares                                                    1 Year     5 Years   10 Years
--------                                                   --------   --------   --------
Fund Returns Before Taxes                                  [______]   [______]   [______]
Fund Returns After Taxes on Distributions                  [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [______]   [______]   [______]
Russell 1000(R) Growth Index* (reflects no deduction for
   fees, expenses or taxes)                                [______]   [______]   [______]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                      [______]   [______]   [______]

* Effective May 31, 2007, the Fund transitioned its benchmark from the S&P 500(R) Index to the Russell 1000(R) Growth Index to better reflect the ongoing investment style of the Fund.

                       LARGE CAP QUANTITATIVE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL

Long-term capital appreciation

INVESTMENT FOCUS


U.S. common stocks of companies with positive fundamental and market characteristics


SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY


Attempts to identify companies with above average price appreciation potential within specific market sectors by utilizing quantitative methods,


INVESTOR PROFILE

Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Quantitative Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Fund may also invest in small and mid-cap companies so long as the Adviser determines they have growth potential.


The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive fundamental and market factors within each sector. Those factors vary by sector. In some sectors, attractive stocks are selected based on a narrow range of factors. In other sectors, a broad range of factors may be used to identify attractive stocks.

This approach is based on the philosophy that a stock selection method that evaluates multiple quantitative factors is superior to a less rigorous approach.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2004       16.01%
2005        8.04%
2006    [______]%

    BEST QUARTER         WORST QUARTER
-------------------   -------------------
[______]   [______]   [______]   [______]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [______]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the S&P 500 (R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A Shares                                                 1 Year    Since Inception*
--------                                                --------   ----------------
Fund Returns Before Taxes                               [______]       [______]
Fund Returns After Taxes on Distributions               [______]       [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [______]       [______]
S&P 500 (R) Index (reflects no deduction for fees,
   expenses or taxes)                                   [______]       [______]

* Since inception of the A Shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

C Shares                                              1 Year    Since Inception*
--------                                             --------   ----------------
Fund Returns Before Taxes                            [______]       [______]
S&P 500 (R) Index (reflects no deduction for fees,
   expenses or taxes)                                [______]       [______]

* Since inception of the C Shares on October 13, 2003. Benchmark returns since September 30, 2003 (bench mark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                   0.85%      0.85%
Distribution and Service (12b-1) Fees      0.25%      1.00%
Other Expenses                          [______]   [______]
                                        --------   --------
Total Annual Operating Expenses(1)      [______]   [______]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

If you do not sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [______], the table below reflects the Fund's results calculated without sales charges.


A Shares                                                 1 Year    Since Inception*
--------                                                --------   ----------------
Fund Returns Before Taxes                               [______]       [______]
Fund Returns After Taxes on Distributions               [______]       [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [______]       [______]
S&P 500 (R) Index (reflects no deduction for fees,
   expenses or taxes)                                   [______]       [______]

* Since inception of the A Shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

                           LARGE CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS

PRIMARY                         Capital appreciation

SECONDARY                       Current income

INVESTMENT FOCUS                Equity securities

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify high dividend-paying,
                                undervalued stocks

INVESTOR PROFILE                Investors who are looking for current income and
                                capital appreciation with less volatility than the average stock fund

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.


In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may cause an upward re-rating of the stock's valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. C Shares were offered beginning on June 1, 1995. Performance between February 12, 1993 and June 1, 1995 is that of I Shares of the Fund, and has not been adjusted to reflect C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997      26.57%
1998      10.16%
1999       3.31%
2000      10.38%
2001       1.33%
2002      15.85%
2003      23.26%
2004      17.72%
2005       3.39%
2006    [_____]%

    BEST QUARTER         WORST QUARTER
-------------------   -------------------
[______]   [______]   [______]   [______]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [______]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 1000(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A Shares                                                  1 Year     5 Years   10 Years
--------                                                 --------   --------   --------
Fund Returns Before Taxes                                [______]   [______]   [______]
Fund Returns After Taxes on Distributions                [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [______]   [______]   [______]
Russell 1000(R) Value Index (reflects no deduction for
   fees, expenses or taxes)                              [______]   [______]   [______]

C Shares*                                                 1 Year    5 Years    10 Years
---------                                                --------   --------   --------
Fund Returns Before Taxes                                [______]   [______]   [______]
Russell 1000(R) Value Index (reflects no deduction for
   fees, expenses or taxes)                              [______]   [______]   [______]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     5.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** A 1% sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares     C Shares
                                        --------     --------
Investment Advisory Fees                   0.78%        0.78%
Distribution and Service (12b-1) Fees      0.30%(1)     1.00%
Other Expenses                          [______]     [______]
                                        --------     --------
Total Annual Operating Expenses(2)      [______]     [______]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.33% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

If you do not sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           --------   --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [______], the table below reflects the Fund's results calculated without sales charges.


A Shares                                                  1 Year     5 Years   10 Years
--------                                                 --------   --------   --------
Fund Returns Before Taxes                                [______]   [______]   [______]
Fund Returns After Taxes on Distributions                [______]   [______]   [______]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [______]   [______]   [______]
Russell 1000(R) Value Index (reflects no deduction for
   fees, expenses or taxes)                              [______]   [______]   [______]

                       LIFE VISION AGGRESSIVE GROWTH FUND

FUND SUMMARY

FUND SUMMARY

INVESTMENT GOAL                 High capital appreciation

INVESTMENT FOCUS                Equity and money market funds

SHARE PRICE VOLATILITY          High


PRINCIPAL INVESTMENT STRATEGY   Investing at least 80% of the Fund's assets in
                                STI Classic Equity Funds and exchange traded funds (together, "Underlying Funds")


INVESTOR PROFILE                Investors who want the value of their investment
                                to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities

INVESTMENT STRATEGY


Under normal circumstances, the Life Vision Aggressive Growth Fund invests at least 80% of its assets in Underlying Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements, short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

                                            INVESTMENT RANGE
                                        (PERCENTAGE OF THE LIFE
                                           VISION AGGRESSIVE
ASSET CLASS                              GROWTH FUND'S ASSETS)
-----------                             -----------------------
EQUITY FUNDS                                    80-100%
      Emerging Growth Stock Fund
   International Equity Fund
   International Equity Index Fund
   Large Cap Core Equity Fund
   Large Cap Growth Stock Fund
   Large Cap Quantitative Equity Fund
   Large Cap Value Equity Fund
   Mid-Cap Core Equity Fund
   Mid-Cap Value Equity Fund
   Select Large Cap Growth Stock Fund
   Small Cap Growth Stock Fund
   Small Cap Quantitative Equity Fund
   Small Cap Value Equity Fund
   ETFs
MONEY MARKET FUND                                 0-20%
   Prime Quality Money Market Fund

Other Underlying Funds may be utilized.

Because companies tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund's assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Underlying Funds securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. A Shares commenced operations October 16, 2003 and C Shares commenced operations on April 4, 2005. Performance between June 30, 1997 and October 16, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     22.53%
1998     12.31%
1999     10.31%
2000      6.30%
2001     -6.52%
2002    -18.11%
2003     26.55%
2004     12.72%
2005      5.40%
2006   [_____]%

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [_____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 2006, to those of a Hybrid 90/10 Blend of the S&P 500(R) Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                       Since Inception of
                                                         the Registered
           A Shares                 1 Year   5 Years      Mutual Fund*      10 Years**
           --------                -------   -------   ------------------   ----------
Fund Returns Before Taxes          [_____]   [_____]         [_____]          [_____]
Fund Returns After Taxes on
   Distributions                   [_____]   [_____]         [_____]          [_____]+

Fund Returns After Taxes on
   Distributions and Sale of
   Fund Shares                     [_____]   [_____]         [_____]          [_____]+
Hybrid 90/10 Blend of the
   Following Market Benchmarks
   (reflects no deduction for
   fees, expenses or taxes)        [_____]   [_____]         [_____]          [_____]
S&P 500(R) Index (reflects no
   deduction for fees,
   expenses or taxes)              [_____]   [_____]         [_____]          [_____]
Citigroup 3-Month Treasury Bill
   Index (reflects no
   deduction for fees, expenses
   or taxes)                       [_____]   [_____]         [_____]          [_____]

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.





SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                      A Shares   C Shares
                                      --------   --------
Maximum Sales Charge Imposed on
   Purchases (as a percentage of
   offering price)*                              None
Maximum Deferred Sales Charge (as
   a percentage of net asset
   value)**                           None

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares     C Shares
                                        --------     --------
Investment Advisory Fees                   0.10%        0.10%
Distribution and Service (12b-1) Fees      0.30%(1)     1.00%
Other Expenses                          [_____]      [_____]
Acquired Fund Fees and Expenses(2)      [_____]      [_____]
                                        -------      -------
Total Annual Operating Expenses(3)      [_____]      [_____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.


(2) In addition to the Fund's direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund.


(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2009 in order to keep Total Annual Operating Expenses from exceeding 0.50% and 1.20% for A Shares, and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   [_____]   [_____]   [_____]    [_____]
C Shares   [_____]   [_____]   [_____]    [_____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [_____]
C Shares   [_____]

If you do not sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   [_____]   [_____]   [_____]    [_____]
C Shares   [_____]   [_____]   [_____]    [_____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [_____]
C Shares   [_____]







FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [_____] the table below reflects the Fund's results calculated without sales charges.


                                                 Since Inception of
                                                   the Registered
         A Shares             1 Year   5 Years      Mutual Fund*      10 Years**
         --------            -------   -------   ------------------   ----------
Fund Returns Before Taxes    [_____]   [_____]        [_____]           [_____]
Fund Returns After Taxes
   on Distributions          [_____]   [_____]        [_____]           [_____]+
Fund Returns After Taxes
   on Distributions and
   Sale of Fund Shares       [_____]   [_____]        [_____]           [_____]+
Hybrid 90/10 Blend of the
   Following Market
   Benchmarks (reflects no
   deduction for fees,
   expenses or taxes)        [_____]   [_____]        [_____]           [_____]
S&P 500(R) Index (reflects
   no deduction for fees,
   expenses or taxes)        [_____]   [_____]        [_____]           [_____]
Citigroup 3-Month Treasury
   Bill Index (reflects no
   deduction for fees,
   expenses or taxes)        [_____]   [_____]        [_____]           [_____]

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                          LIFE VISION CONSERVATIVE FUND

FUND SUMMARY

INVESTMENT GOAL                 Capital appreciation and current income

INVESTMENT FOCUS

   PRIMARY                      Bond funds

   SECONDARY                    Equity funds

SHARE PRICE VOLATILITY          Low


PRINCIPAL INVESTMENT STRATEGY   Investing pursuant to an asset allocation
                                strategy in a combination of STI Classic Bond
                                Funds and exchange traded funds ("ETFs") that invest in bonds (together, "Underlying Bond
                                Funds"), and to a lesser extent, STI Classic
                                Equity Funds and ETFs that invest in equities
                                (together, "Underlying Equity Funds")


INVESTOR PROFILE                Investors who want income from their investment,
                                as well as an increase in its value, but want to reduce risk by limiting exposure to equity securities

INVESTMENT STRATEGY


The Life Vision Conservative Fund invests primarily in Underlying Bond Funds, but may invest up to 35% of the Fund's assets in Underlying Equity Funds. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements, short-term paper.

In selecting a diversified portfolio of Underlying Bond and Equity Funds (together, "Underlying Funds"), the Adviser analyzes many factors, including the Underlying Funds' investment objectives, total return, volatility and expenses.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

                                            INVESTMENT RANGE
                                           (PERCENTAGE OF THE
                                        LIFE VISION CONSERVATIVE
ASSET CLASS                                  FUND'S ASSETS)
-----------                             ------------------------
BOND FUNDS                                       60-100%
   High Income Fund
   Intermediate Bond Fund
   Investment Grade Bond Fund
   Limited Duration Fund
   Limited-Term Federal Mortgage
      Securities Fund
   Seix Floating Rate High Income
      Fund
   Seix High Yield Fund
   Short-Term Bond Fund
   Short-Term U.S. Treasury
      Securities Fund
   Strategic Income Fund
   Total Return Bond Fund
   U.S. Government Securities Fund
   ETFs

                                            INVESTMENT RANGE
                                           (PERCENTAGE OF THE
                                        LIFE VISION CONSERVATIVE
ASSET CLASS                                  FUND'S ASSETS)
-----------                             ------------------------
EQUITY FUNDS                                     20-40%
   Aggressive Growth Stock Fund
   Emerging Growth Stock Fund
   International Equity Fund
   International Equity Index Fund
   Large Cap Core Equity Fund
   Large Cap Growth Stock Fund
   Large Cap Quantitative Equity
      Fund
   Large Cap Value Equity Fund
   Mid-Cap Core Equity Fund
   Mid-Cap Value Equity Fund
   Select Large Cap Growth Stock Fund
   Small Cap Growth Stock Fund
   Small Cap Quantitative Equity
      Fund
   Small Cap Value Equity Fund
   ETFs
MONEY MARKET FUND                                 0-20%
   Prime Quality Money Market Fund

Other Underlying Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk, interest rate risk and credit risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund's assets among them.

The prices of an Underlying Bond Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Bond Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. A Shares commenced operations on November 11, 2003 and C Shares commenced operations on April 4, 2005. A Share performance between March 11, 2003 and November 11, 2003 is that of the B Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2004      5.71%
2005      2.87%
2006   [_____]%

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [_____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total return for the Fund's shares for the periods ended December 31, 2006, to those of the Hybrid 70/20/10 Blend of the Lehman Brothers U.S. Aggregate Index, S&P 500(R) Index and the Citigroup 3-month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                  Since
A Shares                              1 Year   Inception*
--------                             -------   ----------
Fund Returns Before Taxes            [_____]     [_____]
Fund Returns After Taxes on
   Distributions                     [_____]     [_____]
Fund Returns After Taxes on
   Distributions and Sale of
   Fund Shares                       [_____]     [_____]
Hybrid 70/20/10 Blend of the
   Following Market Benchmarks
   (reflects no deduction for
   fees, expenses or taxes)          [_____]     [_____]

Lehman Brothers U.S. Aggregate
   Index                             [_____]     [_____]
S&P 500 Index                        [_____]     [_____]
Citigroup 3-Month Treasury Bill
   Index                             [_____]     [_____]

* Since inception of the B Shares on March 11, 2003. Benchmark returns since February 28, 2003 (benchmark returns available only on a month-end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The S&P(R) 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                             A Shares   C Shares
                                                             --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage
   of offering price)*                                         5.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset value)**                                              None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                            A Shares    C Shares
                                                           ---------    --------
Investment Advisory Fees                                      0.10%        0.10%
Distribution and Service (12b-1) Fees                         0.30%(1)     1.00%
Other Expenses                                             [_____]      [_____]
Acquired Fund Fees and Expenses(2)                         [_____]      [_____]
                                                           -------      -------
Total Annual Operating Expenses(3)                         [_____]      [_____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) In addition to the Fund's direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund.


(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 0.95% and 1.20% for A Shares, B Shares and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   [_____]   [_____]   [_____]    [_____]
C Shares   [_____]   [_____]   [_____]    [_____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [_____]
C Shares   [_____]

If you do not sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   [_____]   [_____]   [_____]    [_____]
C Shares   [_____]   [_____]   [_____]    [_____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [_____]
C Shares   [_____]

FUND EXPENSES


Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [_____], the table below reflects the Fund's results calculated without sales charges.


                                                Since
A Shares                              1 Year   Inception*
--------                             -------   ----------
Fund Returns Before Taxes            [_____]     [_____]

Fund Returns After Taxes on
   Distributions                     [_____]     [_____]
Fund Returns After Taxes on
   Distributions and Sale of
   Fund Shares                       [_____]     [_____]
Hybrid 70/20/10 Blend of the
   Following Market Benchmarks
   (reflects no deduction for
   fees, expenses or taxes)          [_____]     [_____]
Lehman Brothers U.S. Aggregate
   Index                             [_____]     [_____]
S&P 500 Index                        [_____]     [_____]
Citigroup 3-Month Treasury Bill
   Index                             [_____]     [_____]

* Since inception of the B Shares on March 11, 2003. Benchmark returns since February 28, 2003 (benchmark returns available only on a month-end basis).

                       LIFE VISION GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation

INVESTMENT FOCUS                Equity and bond funds

SHARE PRICE VOLATILITY          Moderate


PRINCIPAL INVESTMENT STRATEGY   Investing pursuant to an asset allocation
                                strategy in a combination of STI Classic Equity
                                Funds and exchange traded funds ("ETFs") that invest in equities (together, "Underlying Equity
                                Funds"), and, to a lesser extent, STI Classic
                                Bond Funds and ETFs that invest in bonds
                                (together, "Underlying Bond Funds")


INVESTOR PROFILE                Investors who want their assets to grow, but
                                want to moderate the risks of equity securities through investment of a portion of their assets in bonds

INVESTMENT STRATEGY


The Life Vision Growth and Income Fund invests at least 70% to 80% of its assets in Underlying Equity Funds and Underlying Bond Funds (together, "Underlying Funds"). The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements, short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

                                           INVESTMENT RANGE
                                          (PERCENTAGE OF THE
                                        LIFE VISION GROWTH AND
ASSET CLASS                             INCOME FUND'S ASSETS)
-----------                             ----------------------
EQUITY FUNDS                                    60-80%
   Aggressive Growth Stock Fund
   Emerging Growth Stock Fund
   International Equity Fund
   International Equity Index Fund
   Large Cap Core Equity Fund
   Large Cap Growth Stock Fund
   Large Cap Quantitative Equity
      Fund
   Large Cap Value Equity Fund
   Mid-Cap Core Equity Fund
   Mid-Cap Value Equity Fund
   Select Large Cap Growth Stock Fund
   Small Cap Growth Stock Fund
   Small Cap Quantitative Equity
      Fund
   Small Cap Value Equity Fund
   ETFs

                                        INVESTMENT RANGE
                                       (PERCENTAGE OF THE
                                     LIFE VISION GROWTH AND
ASSET CLASS                          INCOME FUND'S ASSETS)
-----------                          ----------------------
BOND FUNDS                                   10-40%
   High Income Fund
   Intermediate Bond Fund
   Investment Grade Bond Fund
   Limited Duration Fund
   Limited-Term Federal Mortgage
      Securities Fund
   Seix Floating Rate High Income
      Fund
   Seix High Yield Fund
   Short-Term Bond Fund
   Short-Term U.S. Treasury
      Securities Fund
   Strategic Income Fund
   Total Return Bond Fund
   U.S. Government Securities Fund
   ETFs
MONEY MARKET FUND                             0-20%
   Prime Quality Money Market Fund

Other Underlying Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund's assets among them.

Since it purchases Underlying Equity Funds, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an Underlying Equity Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Bond Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Bond Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. A Shares commenced operations on November 5, 2003 and C Shares commenced operations on April 6, 2005. Performance between June 30, 1997 and November 5, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     18.08%
1998     11.16%
1999      7.95%
2000      7.08%
2001     -2.55%
2002    -11.99%
2003     23.98%
2004     10.14%
2005      4.78%
2006   [_____]%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total returns of the Fund's Shares for the periods ended December 31, 2006, to those of a Hybrid 65/25/10 Blend of the S&P 500(R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                       Since Inception of
                                                         the Registered
           A Shares                 1 Year   5 Years      Mutual Fund*      10 Years**
           --------                -------   -------   ------------------   ----------
Fund Returns Before Taxes          [_____]   [_____]         [_____]          [_____]
Fund Returns After Taxes on
   Distributions                   [_____]   [_____]         [_____]          [_____]+
Fund Returns After Taxes on
   Distributions and Sale of
   Fund Shares                     [_____]   [_____]         [_____]          [_____]+
Hybrid 65/25/10 Blend of the
   Following Market Benchmarks
   (reflects no deduction for
   fees, expenses or taxes)        [_____]   [_____]         [_____]          [_____]
S&P 500(R) Index (reflects no
   deduction for fees, expenses
   or taxes)                       [_____]   [_____]         [_____]          [_____]
Lehman Brothers U.S.  Aggregate
   Index (reflects no deduction
   for fees, expenses or taxes)    [_____]   [_____]         [_____]          [_____]
Citigroup 3-Month Treasury Bill
   Index (reflects no deduction
   for fees, expenses or taxes)    [_____]   [_____]         [_____]          [_____]

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                             A Shares   C Shares
                                                             --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage
   of offering price)*                                         5.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset value)**                                              None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                           A Shares     C Shares
                                           --------     --------
Investment Advisory Fees                      0.10%        0.10%
Distribution and Service (12b-1) Fees         0.30%(1)     1.00%
Other Expenses                             [_____]      [_____]
Acquired Fund Fees and Expenses(2)         [_____]      [_____]
                                           -------      -------
Total Annual Operating Expenses(3)         [_____]      [_____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.


(2) In addition to the Fund's direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund.


(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 0.95% and 1.20% for A Shares, B Shares and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   [_____]   [_____]   [_____]    [_____]
C Shares   [_____]   [_____]   [_____]    [_____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [_____]
C Shares   [_____]

If you do not sell your shares at the end of the period:

           1 Year*     3 Years    5 Years   10 Years
           -------    --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [______]
C Shares   [______]








FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [____], the table below reflects the Fund's results calculated without sales charges.


                                                                             Since Inception
                                                                                  of the
                                                                                Registered
                     A Shares                           1 year    5 Years      Mutual Fund*     10 Years**
                     --------                          --------   --------   ---------------   -----------
Fund Returns Before Taxes                              [______]   [______]       [______]       [______]
Fund Returns After Taxes on Distributions              [______]   [______]       [______]       [______]+
Fund Returns After Taxes on Distributions and Sale
   of Fund Shares                                      [______]   [______]       [______]       [______]+
Hybrid 65/25/10 Blend of the Following Market
Benchmarks (reflects no deduction for fees, expenses
   or taxes)                                           [______]   [______]       [______]       [______]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                  [______]   [______]       [______]       [______]
Lehman Brothers U.S. Aggregate Index (reflects no
   deduction for fees, expenses or taxes)              [______]   [______]       [______]       [______]
Citigroup 3-Month Treasury Bill Index (reflects no
   deduction for fees, expenses or taxes)              [______]   [______]       [______]       [______]

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                        LIFE VISION MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                  Capital appreciation and current income

INVESTMENT FOCUS                 Equity and bond funds

SHARE PRICE VOLATILITY           Low


PRINCIPAL INVESTMENT STRATEGY    Investing pursuant to an asset allocation
                                 strategy in a combination of STI Classic Equity
                                 Fund, STI Classic Bond Funds and
                                 exchange-traded funds ("ETFs") (together,
                                 "Underlying Funds")


INVESTOR PROFILE                 Investors who want income from their
                                 investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

INVESTMENT STRATEGY


The Life Vision Moderate Growth Fund principally invests in Underlying Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements, short-term paper.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds' investment objectives, total returns, volatility and expenses.

The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:


                                          INVESTMENT RANGE
                                         (PERCENTAGE OF THE
                                        LIFE VISION MODERATE
ASSET CLASS                             GROWTH FUND'S ASSETS)
-----------                             ---------------------
EQUITY FUNDS
   Aggressive Growth Stock Fund                 35-65%
   Emerging Growth Stock Fund
   International Equity Fund
   International Equity Index Fund
   Large Cap Core Equity Fund
   Large Cap Growth Stock Fund
   Large Cap Quantitative Equity Fund
   Large Cap Value Equity Fund
   Mid-Cap Core Equity Fund
   Mid-Cap Value Equity Fund
   Select Large Cap Growth Stock Fund
   Small Cap Growth Stock Fund
   Small Cap Quantitative Equity Fund
   Small Cap Value Equity Fund
   ETFs

                                       INVESTMENT RANGE
                                      (PERCENTAGE OF THE
                                     LIFE VISION MODERATE
ASSET CLASS                          GROWTH FUND'S ASSETS)
-----------                          ---------------------
BOND FUNDS                                   35-65%
   High Income Fund
   Intermediate Bond Fund
   Investment Grade Bond Fund
   Limited Duration Fund
   Limited-Term Federal Mortgage
      Securities Fund
   Seix Floating Rate High Income
      Fund
   Seix High Yield Fund
   Short-Term Bond Fund
   Short-Term U.S. Treasury
      Securities Fund
   Strategic Income Fund
   Total Return Bond Fund
   U.S. Government Securities Fund
   ETFs
MONEY MARKET FUND                             0-20%
   Prime Quality Money Market Fund

Other Underlying Funds may be utilized.

Because securities tend to shift in relative attractiveness, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains taxes and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the STI Classic Funds in which the Fund invests by calling 1-888-STI-FUND, or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund's assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program. The asset allocation program's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower. A Shares commenced operations on October 10, 2003 and C Shares commenced operations on April 6, 2005. Performance between June 30, 1997 and October 10, 2003 is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* This chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997      16.41%
1998      11.15%
1999       6.19%
2000       5.46%
2001      -1.10%
2002      -8.28%
2003      19.97%
2004       8.57%
2005       4.05%
2006   [______]%





    BEST QUARTER         WORST QUARTER
-------------------   -------------------
[______]   [______]   [______]   [______]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 2006, to those of a Hybrid 50/40/10 Blend of the S&P 500 (R) Index, Lehman Brothers U.S. Aggregate Index and the Citigroup 3-Month Treasury Bill Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                                             Since Inception
                                                                                  of the
                                                                                Registered
A Shares                                               1 year     5 Years      Mutual Fund*     10 Years**
--------                                               --------   --------   ---------------   -----------
Fund Returns Before Taxes                              [______]   [______]       [______]       [______]

Fund Returns After Taxes on Distributions              [______]   [______]       [______]       [______]+
Fund Returns After Taxes on Distributions and Sale
   of Fund Shares                                      [______]   [______]       [______]       [______]+
Hybrid 50/40/10 Blend of the Following Market
Benchmarks (reflects no deduction for fees, expenses
   or taxes)                                           [______]   [______]       [______]       [______]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                  [______]   [______]       [______]       [______]
Lehman Brothers U.S. Aggregate Index (reflects no
   deduction for fees, expenses or taxes)              [______]   [______]       [______]       [______]
Citigroup 3-Month Treasury Bill Index (reflects no
   deduction for fees, expenses or taxes)              [______]   [______]       [______]       [______]

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                       A Shares   C Shares
                                                       --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                        5.75%      None
Maximum Deferred Sales Charge (as a percentage of
   net asset value)**                                    None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                       A Shares   C Shares
                                                       --------   --------
Investment Advisory Fees                                 0.10%        0.10%
Distribution and Service (12b-1) Fees                    0.30%(1)     1.00%
Other Expenses                                         [_____]     [_____]
Acquired Fund Fees and Expenses(2)                     [_____]     [_____]
                                                       -------     -------
Total Annual Operating Expenses(3)                     [_____]     [_____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.


(2) In addition to the Fund's direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund.


(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.50%, 0.95% and 1.20% for A Shares, B Shares and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may return the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           -------    --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

If you do not sell your shares at the end of the period:

            1 Year     3 Years    5 Years   10 Years
           -------    --------   --------   --------
A Shares   [______]   [______]   [______]   [______]
C Shares   [______]   [______]   [______]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [____], the table below reflects the Fund's results calculated without sales charges.


                                                                             Since Inception
                                                                                  of the
                                                                                Registered
                     A Shares                           1 year    5 Years      Mutual Fund*    10 Years**
                     --------                          --------   --------   ---------------   ----------
Fund Returns Before Taxes                              [______]   [______]       [______]       [______]
Fund Returns After Taxes on Distributions              [______]   [______]       [______]       [______]+
Fund Returns After Taxes on Distributions and Sale
   of Fund Shares                                      [______]   [______]       [______]       [______]+
Hybrid 50/40/10 Blend of the Following Market
Benchmarks (reflects no deduction for fees, expenses
   or taxes)                                           [______]   [______]       [______]       [______]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                  [______]   [______]       [______]       [______]
Lehman Brothers U.S. Aggregate Index (reflects no
   deduction for fees, expenses or taxes)              [______]   [______]       [______]       [______]
Citigroup 3-Month Treasury Bill Index (reflects no
   deduction for fees, expenses or taxes)              [______]   [______]       [______]       [______]

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

                        LIFE VISION TARGET DATE 2015 FUND

FUND SUMMARY

INVESTMENT GOAL                  High total return


INVESTMENT FOCUS                 Equity funds, fixed income funds, index funds,
                                 money market funds and exchange-traded funds
                                 ("ETFs") (together, "Underlying Funds")


SHARE PRICE VOLATILITY           Moderate


PRINCIPAL INVESTMENT STRATEGY    Investing pursuant to an asset allocation
                                 strategy in a combination of Underlying Funds


INVESTOR PROFILE                 Investors who expect to retire or require
                                 income around the year 2015

INVESTMENT STRATEGY


The Life Vision Target Date 2015 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2015. The Adviser allocates assets among Underlying Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2017), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the Underlying Funds that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                         INVESTMENT RANGE
                                        (PERCENTAGE OF THE
ASSET CLASS                             2015 FUND'S ASSETS)
-----------                             -------------------
EQUITY FUNDS                                  70-100%
   Aggressive Growth Stock Fund
   Emerging Growth Stock Fund
   International Equity Fund
   International Equity Index Fund
   Large Cap Core Equity Fund
   Large Cap Growth Stock Fund
   Large Cap Quantitative Equity Fund
   Large Cap Value Equity Fund
   Mid-Cap Core Equity Fund
   Mid-Cap Value Equity Fund
   Select Large Cap Growth Stock Fund
   Small Cap Growth Stock Fund
   Small Cap Quantitative Equity Fund
   iShares Russell 2000 Value Index
     Fund*
   ETFs

BOND FUNDS                                      0-30%
   High Income Fund
   Intermediate Bond Fund
   Investment Grade Bond Fund
   Limited Duration Fund
   Limited-Term Federal Mortgage
      Securities Fund
   Seix Floating Rate High Income Fund
   Seix High Yield Fund
   Short-Term Bond Fund
   Short-Term U.S. Treasury Securities
      Fund
   Strategic Income Fund
   Total Return Bond Fund
   U.S. Government Securities Fund
   ETFs
MONEY MARKET FUND                               0-20%
   Prime Quality Money Market Fund

* iShares (R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other Underlying Funds may be utilized.

Due to its investment strategy, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance.


In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund's assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

No performance information is included because the Fund does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                       A Shares   C Shares
                                                       --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                        5.75%      None
Maximum Deferred Sales Charge (as a percentage of
   net asset  value)**                                   None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                       A Shares   C Shares
                                                       --------   --------
Investment Advisory Fees                                0.10%       0.10%
Distribution and Service (12b-1) Fees                   0.30%(1)    1.00%
Other Expenses                                         [____]      [____]
Acquired Fund Fees and Expenses(2)
                                                       -----       -----
Total Annual Operating Expenses(3)                     [____]      [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) In addition to the Fund's direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.



(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.50% and 1.20% for A Shares and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

            1 Year*    3 Years
           --------   --------
A Shares    [____]     [____]
C Shares    [____]     [____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [____]
C Shares   [____]

If you do not sell your shares at the end of the period:

            1 Year*    3 Years
           --------   --------
A Shares    [____]     [____]
C Shares    [____]     [____]

*       Without waivers and reimbursements, Year 1 costs would be:

A Shares   [____]
C Shares   [____]








FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The 2015 Fund's expenses in the table above are shown as a percentage of the 2015 Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                        LIFE VISION TARGET DATE 2025 FUND

FUND SUMMARY

INVESTMENT GOAL                  High total return


INVESTMENT FOCUS                 Equity funds, fixed income funds, index funds,
                                 money market funds and exchange-traded funds
                                 ("ETFs") (together, "Underlying Funds")


SHARE PRICE VOLATILITY           Moderate


PRINCIPAL INVESTMENT STRATEGY    Investing pursuant to an asset allocation
                                 strategy in a combination of Underlying Funds


INVESTOR PROFILE                 Investors who expect to retire or require
                                 income around the year 2025

INVESTMENT STRATEGY


The Life Vision Target Date 2025 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2025. The Adviser allocates assets among Underlying Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2027), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the Underlying Funds that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                         INVESTMENT RANGE
                                        (PERCENTAGE OF THE
ASSET CLASS                             2025 FUND'S ASSETS)
-----------                             -------------------
EQUITY FUNDS                                  80-100%
   Aggressive Growth Stock Fund
   Emerging Growth Stock Fund
   International Equity Fund
   International Equity Index Fund
   Large Cap Core Equity Fund
   Large Cap Growth Stock Fund
   Large Cap Quantitative Equity Fund
   Large Cap Value Equity Fund
   Mid-Cap Core Equity Fund
   Mid-Cap Value Equity Fund
   Select Large Cap Growth Stock Fund
   Small Cap Growth Stock Fund
   Small Cap Quantitative Equity Fund
   iShares Russell 2000 Value Index
      Fund*
   ETFs

BOND FUNDS                                      0-20%
   High Income Fund
   Intermediate Bond Fund
   Investment Grade Bond Fund
   Limited Duration Fund
   Limited-Term Federal Mortgage
      Securities Fund
   Seix Floating Rate High Income
      Fund
   Seix High Yield Fund
   Short-Term Bond Fund
   Short-Term U.S. Treasury
      Securities Fund
   Strategic Income Fund
   Total Return Bond Fund
   U.S. Government Securities Fund
   ETFs
MONEY MARKET FUND                               0-20%
   Prime Quality Money Market Fund


* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other Underlying Funds may be utilized.

Due to its investment strategy, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund's assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

No performance information is included because the Fund does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the 2025 Fund's fees and expenses that you may pay if you buy and hold Fund shares. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                       A Shares   C Shares
                                                       --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                        5.75%     None
Maximum Deferred Sales Charge (as a percentage of
   net asset  value)**                                   None      1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                       A Shares    C Shares
                                                       --------    --------
Investment Advisory Fees                                 0.10%        0.10%
Distribution and Service (12b-1) Fees                    0.30%(1)     1.00%
Other Expenses                                         [____]       [____]
Acquired Fund Fees and Expenses(2)                     [____]       [____]
                                                       ------       ------
Total Annual Operating Expenses(3)                     [____]       [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.


(2) In addition to the Fund's direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund.


(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.50% and 1.20% for A Shares and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares    [____]    [____]    [____]    [____]
C Shares    [____]    [____]    [____]    [____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares    [____]
C Shares    [____]

If you do not sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares    [____]    [____]    [____]    [____]
C Shares    [____]    [____]    [____]    [____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares    [____]
C Shares    [____]








FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                        LIFE VISION TARGET DATE 2035 FUND

FUND SUMMARY

INVESTMENT GOAL                 High total return


INVESTMENT FOCUS                Equity funds, fixed income funds, index funds,
                                money market funds and exchange-traded funds
                                ("ETFs") (together, "Underlying Funds")


SHARE PRICE VOLATILITY          Moderate


PRINCIPAL INVESTMENT STRATEGY   Investing pursuant to an asset allocation
                                strategy in a combination of Underlying Funds


INVESTOR PROFILE                Investors who expect to retire or require income
                                around the year 2035

INVESTMENT STRATEGY


The Life Vision Target Date 2035 Fund invests in a mix of Underlying Funds representing various asset classes and sectors using an asset allocation strategy designed for investors expecting to retire or require income around the year 2035. The Adviser allocates assets among Underlying Funds using an asset allocation strategy that becomes increasingly more conservative over time. That is, the percentage of assets allocated to equity securities will tend to decrease periodically as the target date approaches, while the percentage of assets allocated to fixed income and money market securities will tend to increase. When the target asset allocation of the Fund is similar to the asset allocation of the STI Classic Life Vision Conservative Fund (within two years after the target date, i.e., 2037), it is expected that the Fund will seek to be combined with the STI Classic Life Vision Conservative Fund, and shareholders of the Fund would then become shareholders of the STI Classic Life Vision Conservative Fund.

The table below shows how the Adviser expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will have exposure and the Underlying Funds that will be used to represent those sectors. The information represents the currently expected investment ranges of the Fund but will vary over time.

                                                     INVESTMENT RANGE
                                                    (PERCENTAGE OF THE
ASSET CLASS                                        2035 FUND'S ASSETS)
-----------                                        -------------------
EQUITY FUNDS                                             80-100%
   Aggressive Growth Stock Fund
   Emerging Growth Stock Fund
   International Equity Fund
   International Equity Index Fund
   Large Cap Quantitative Equity Fund
   Large Cap Value Equity Fund
    Large Cap Core Equity Fund
   Large Cap Growth Stock Fund
   Mid-Cap Core Equity Fund
   Mid-Cap Value Equity Fund
   Small Cap Growth Stock Fund
   Small Cap Quantitative Equity Fund
   iShares Russell 2000 Value Index Fund*
   ETFs

BOND FUNDS                                                 0-10%
   High Income Fund
   Intermediate Bond Fund
   Investment Grade Bond Fund
   Limited Duration Fund
   Limited-Term Federal Mortgage Securities Fund
   Seix Floating Rate High Income Fund
   Seix High Yield Fund
   Short-Term Bond Fund
   Short-Term U.S. Treasury Securities Fund
   Strategic Income Fund
   Total Return Bond Fund
   U.S. Government Securities Fund
ETFs
MONEY MARKET FUND
   Prime Quality Money Market Fund                         0-10%

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Russell 2000 Value Index Fund makes any representations regarding the advisability of investing in the Fund.

Other Underlying Funds may be utilized.

Due to its investment strategy, the Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities for taxable investors and lower performance. In addition, to implement its strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps)to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


You can obtain information about the underlying STI Classic Funds in which the Fund invests that are not offered in this prospectus by calling 1-888-STI-FUND or from the STI Classic Funds' website at www.sticlassicfunds.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?


The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund's assets among them.

Since it purchases Underlying Funds that invest in equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of such an Underlying Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of an Underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities generally are more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Fund will vary depending upon how the assets are allocated among the Underlying Funds.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

To the extent that the Underlying Funds include index funds, the Fund is subject to the risk that the index fund may not be able to match the performance of its benchmark.

Because the Underlying Funds may invest in derivatives, the Fund is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."





PERFORMANCE INFORMATION

No performance information is included because the Fund does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   A Shares   C Shares
                                                   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*              5.75%      None
Maximum Deferred Sales Charge
   (as a percentage of net asset value)**            None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                   A Shares   C Shares
                                                   --------   --------
Investment Advisory Fees                           0.10%        0.10%
Distribution and Service (12b-1) Fees              0.30%(1)     1.00%
Other Expenses                                     [___]        [___]
Acquired Fund Fees and Expenses                    [___]        [___]
                                                   -----        -----
Total Annual Operating Expenses(2)                 [___]        [___]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.


(2) In addition to the Fund's direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying Funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Fund.


(3) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.50% and 1.20% for A Shares and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   [_____]   [_____]   [_____]    [_____]
C Shares   [_____]   [_____]   [_____]    [_____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [_____]
C Shares   [_____]

If you do not sell your shares at the end of the period:

           1 Year*   3 Years   5 Years   10 Years
           -------   -------   -------   --------
A Shares   [_____]   [_____]   [_____]    [_____]
C Shares   [_____]   [_____]   [_____]    [_____]

*    Without waivers and reimbursements, Year 1 costs would be:

A Shares   [_____]
C Shares   [_____]







FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MID-CAP CORE EQUITY FUND


FUND SUMMARY

INVESTMENT GOAL                 Capital appreciation

INVESTMENT FOCUS                U.S. mid-cap common stocks

SHARE PRICE VOLATILITY          Moderate to high

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with above
                                average growth potential at an attractive price

INVESTOR PROFILE                Investors who want the value of their investment
                                to grow and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY


Under normal circumstances, the Mid-Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Index. As of July [____], 2007, the market capitalization range of companies in the Russell Midcap Index was between approximately $[____] billion and $[_____] billion.

The Adviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as earnings, cash flows and balance sheet measures. The Adviser utilizes fundamental research to evaluate securities for the portfolio.

The Adviser believes a diversified approach to portfolio management is a critical component of the overall investment process.





Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    14.93%
1997    20.67%
1998     5.98%
1999    15.69%
2000     3.42%
2001     1.88%
2002    29.06%
2003    28.46%
2004    16.50%
2005    13.62%
2006   [____]%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell Mid-cap(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A Shares                                    1 Year   5 Years   10 Years
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [____]    [____]    [____]
Fund Returns After Taxes on Distributions   [____]    [____]    [____]
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [____]    [____]    [____]
Russell Mid-cap(R) Index (reflects no
   deduction for fees, expenses or taxes)   [____]    [____]    [____]

C Shares                                    1 Year   5 Years   10 Years
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [____]    [____]    [____]
Russell Mid-cap(R) Index (reflects no
   deduction for fees, expenses or taxes)   [____]    [____]    [____]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Mid-cap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   A Shares   C Shares
                                                   --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*              5.75%      None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**                  None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                   A Shares    C Shares
                                                   --------    --------
Investment Advisory Fees                             1.00%       1.00%
Distribution and Service (12b-1) Fees                0.30%(1)    1.00%
Other Expenses                                     [____]       [____]
                                                   ------       ------
Total Annual Operating Expenses(2)                 [____]       [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                   1 Year   3 Years   5 Years   10 Years
                  -------   -------   -------   --------
A Shares          [_____]   [_____]   [_____]    [_____]
C Shares          [_____]   [_____]   [_____]    [_____]

If you do not sell your shares at the end of the period:

                   1 Year   3 Years   5 Years   10 Years
                  -------   -------   -------   --------
A Shares          [_____]   [_____]   [_____]    [_____]
C Shares          [_____]   [_____]   [_____]    [_____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [____], the table below reflects the Fund's results calculated without sales charges.


A Shares                                               1 Year   5 Years   10 Years
--------                                              -------   -------   --------
Fund Returns Before Taxes                             [_____]   [_____]    [_____]
Fund Returns After Taxes on Distributions

Fund Returns After Taxes on Distributions and
   Sale of Fund Shares                                [_____]   [_____]    [_____]
Russell Mid-cap(R) Index (reflects no deduction for
   fees, expenses or taxes)                           [_____]   [_____]    [_____]

                            MID-CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS
   PRIMARY                      Capital appreciation
   SECONDARY                    Current income

INVESTMENT FOCUS                U.S. mid-cap equity securities

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify undervalued mid-cap
                                securities

INVESTOR PROFILE                Investors who primarily want the value of their
                                investment to grow, but want to receive some income from the investment

INVESTMENT STRATEGY

Under normal circumstances, the Mid-Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Value Index. As of July 3, 2006, the market capitalization range of companies in the Russell Midcap Value Index was between approximately $1.59 billion and $15.76 billion.


In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may cause an upward re-rating of the stock's valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.



In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss..

For further information about these and other risks, see "More Information About Risk."





PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2002    21.78%
2003    28.75%
2004    19.37%
2005     8.67%
2005   [____]%

 BEST QUARTER     WORST QUARTER
--------------   ---------------
[____]  [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell Mid-cap(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                                              Since
A Shares                                                1 Year   5 Years   Inception*
--------                                                ------   -------   ----------
Fund Returns Before Taxes                               [____]    [____]     [____]
Fund Returns After Taxes on Distributions               [____]    [____]     [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]     [____]
Russell Mid-cap(R) Value Index (reflects no deduction
   for fees, expenses or taxes)                         [____]    [____]     [____]

* Since inception of the A Shares on October 27, 2003. Benchmark return since October 31, 2003 (benchmark returns available only on a month end basis).

                                                                              Since
C Shares*                                               1 Year   5 Years   Inception**
---------                                               ------   -------   -----------
Fund Returns Before Taxes                               [____]    [____]      [____]
Russell Mid-cap(R) Value Index (reflects no deduction
   for fees, expenses or taxes)                         [____]    [____]      [____]

*    Since inception of the C Shares on November 30, 2001.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Mid-cap(R) Value Index is a widely-recognized index that measures the performance of those Russell Mid-cap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                        A Shares   C Shares
                                                        --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                         5.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset  value)**                                        None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                        A Shares    C Shares
                                                        --------    --------
Investment Advisory Fees                                  1.00%        1.00%
Distribution and Service (12b-1) Fees                     0.30%(1)     1.00%
Other Expenses                                          [____]       [____]
                                                        ------       ------
Total Annual Operating Expenses(2)                      [____]       [____]



(1) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [____], the table below reflects the Fund's results calculated without sales charges.

                                                                              Since
A Shares                                                1 Year   5 Years   Inception*
--------                                                ------   -------   ----------
Fund Returns Before Taxes                               [____]    [____]     [____]
Fund Returns After Taxes on Distributions               [____]    [____]     [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]     [____]
Russell Mid-cap(R) Value Index (reflects no deduction
   for fees, expenses or taxes)                         [____]    [____]     [____]

* Since inception of the A Shares on October 27, 2003. Benchmark return since October 31, 2003 (benchmark returns available only on a month end basis).

                       SELECT LARGE CAP GROWTH STOCK FUND


FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation

INVESTMENT FOCUS                U.S. large cap common stocks with higher than
                                average growth potential

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify large cap companies with
                                above average growth potential

INVESTOR PROFILE                Investors who want the value of their investment
                                to grow, but do not need current income

INVESTMENT STRATEGY


Under normal circumstances, the Select Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

The Fund's investment philosophy is based on the premise that a portfolio of large cap stocks of companies with strong revenue growth, earnings, cash flow trends, and strong fundamentals will provide superior returns over time. The Adviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Adviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return characteristics. In selecting investments for the Fund, the Adviser seeks companies with strong current earnings, growth in revenue, improving profitability, strong balance sheet, strong current and projected business fundamentals, and reasonable valuation. The Adviser believes in executing a very disciplined and objective investment process in controlling risk through a broadly diversified portfolio. Generally, the Fund will hold 40 securities or less.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy of sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."





PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. C Shares and A Shares were offered beginning on December 15, 1998 and October 14, 2003, respectively. Performance between December 11, 1998 and December 15, 1998 with respect to the C Shares and between December 11, 1998 and October 14, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect C Share or A Share expenses. If it had been, performance would have been lower. This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    21.00%
1997    28.79%
1998    31.73%
1999    23.52%
2000    13.06%
2001    19.08%
2002    22.83%
2003    19.82%
2004     5.75%
2005     1.47%
2006   [____]%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 1000(R) Growth Index and the S&P 500(R) Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                                             Since
                                                                           Inception
                                                                             of the
                                                                           Registered
                                                                             Mutual
                       A Shares                         1 Year   5 Years     Fund*      10 Years**
                       --------                         ------   -------   ----------   ----------
Fund Returns Before Taxes                               [____]    [____]     [____]        [____]
Russell 1000(R) Growth Index*** (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]     [____]        [____]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                   [____]    [____]     [____]        [____]

* Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

**   Includes performance of the Adviser's collective investment fund.

*** Effective February 1, 2007 the Fund transitioned its benchmark from the S&P 500(R) to the Russell 1000(R) Growth Index in accordance with a change to the Fund's principal investment strategy.

                                                                             Since
                                                                           Inception
                                                                             of the
                                                                           Registered
                                                                             Mutual
                       C Shares*                        1 Year   5 Years     Fund*      10 Years**
                       ---------                        ------   -------   ----------   ----------
Fund Returns Before Taxes                               [____]    [____]     [____]       [____]
Fund Returns After Taxes on Distributions               [____]    [____]     [____]       [____]+
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]     [____]       [____]+
Russell 1000(R) Growth Index*** (reflects no deduction
   for fees, expenses or taxes)                         [____]    [____]     [____]       [____]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                   [____]    [____]     [____]       [____]

* Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

**   Includes performance of the Adviser's collective investment fund.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

*** Effective February 1, 2007 the Fund transitioned its benchmark from the S&P 500(R) to the Russell 1000(R) Growth Index in accordance with a change to the Fund's principal investment strategy.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is comprehensive large cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                        A Shares   C Shares
                                                        --------   --------
Maximum Sales Charge Imposed on Purchases (as a
percentage of offering price)*                            5.75%      None
Maximum Deferred Sales Charge (as a percentage of net
asset value)**                                            None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                        A Shares    C Shares
                                                        --------    --------
Investment Advisory Fees                                  0.85%        0.85%
Distribution and Service (12b-1) Fees                     0.30%(1)     1.00%
Other Expenses(2)                                       [____]       [____]
                                                        ------       ------



(1) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [____], the table below reflects the Fund's results calculated without sales charges.


                                                                              Since
                                                                            Inception
                                                                              of the
                                                                           Registered
                                                                             Mutual
                      A Shares*                         1 Year   5 Years      Fund*      10 Years**
                      ---------                         ------   -------   ----------   -----------
Fund Returns Before Taxes                               [____]    [____]     [____]       [____]
Russell 1000(R) Growth Index*** (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]     [____]       [____]
S&P 500(R) Index (reflects no deduction for fees,
   expenses or taxes)                                   [____]    [____]     [____]       [____]

* Since inception of the I Shares on December 11, 1998, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1998 (benchmark returns available only on a month end basis).

**   Includes performance of the Adviser's collective investment fund.

*** Effective February 1, 2007 the Fund transitioned its benchmark from the S&P 500(R) to the Russell 1000(R) Growth Index in accordance with a change to the Fund's principal investment strategy.

                           SMALL CAP GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation

INVESTMENT FOCUS                U.S. small cap common stocks of growth companies

SHARE PRICE VOLATILITY          High


PRINCIPAL INVESTMENT STRATEGY   Attempts to identify small cap companies with
                                above average growth potential


INVESTOR PROFILE                Investors who want the value of their investment
                                to grow, but do not need current income

INVESTMENT STRATEGY


Under normal circumstances, the Small Cap Growth Stock Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser generally considers small cap companies to be companies with market capitalizations below $3 billion. The Adviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for the Fund, the Adviser chooses companies that it believes have above average potential to beat expectations. The Adviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Adviser uses a "bottom-up" process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. A Shares were offered beginning on December 10, 1999. A Share performance between October 8, 1998 and December 10, 1999 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Both C Shares and I Shares were offered beginning on October 8, 1998.

This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1999    19.29%
2000    10.74%
2001     1.86%
2002    23.56%
2003    44.15%
2004    18.00%
2005     6.88%
2006   [____]%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 2000(R) Growth Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                                             Since
A Shares                                                1 Year   5 Years   Inception*
--------                                                ------   -------   ----------
Fund Returns Before Taxes                               [____]    [____]     [____]
Russell 2000(R) Growth Index (reflects no deduction
   for fees, expenses or taxes)                         [____]    [____]     [____]

* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

                                                                              Since
C Shares                                                1 Year   5 Years   Inception*
--------                                                ------   -------   ----------
Fund Returns Before Taxes                               [____]    [____]     [____]
Fund Returns After Taxes on Distributions               [____]    [____]     [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]     [____]
Russell 2000(R) Growth Index (reflects no deduction
   for fees, expenses or taxes)                         [____]    [____]     [____]

* Since inception of the C Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                        A Shares   C Shares
                                                        --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                         5.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset  value)**                                        None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                        A Shares    C Shares
                                                        --------    --------
Investment Advisory Fees(2)                               1.10%        1.10%
Distribution and Service (12b-1) Fees                     0.30%(1)     1.00%
Other Expenses                                          [____]       [____]
                                                        ------       ------
Total Annual Operating Expenses                         [____]       [____]

(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [____], the table below reflects the Fund's results calculated without sales charges.


                                                                              Since
A Shares                                                1 Year   5 Years   Inception*
--------                                                ------   -------   ----------
Fund Returns Before Taxes                               [____]    [____]     [____]
Russell 2000(R) Growth Index (reflects no deduction
   for fees, expenses or taxes)                         [____]    [____]     [____]

* Since inception of the I Shares on October 8, 1998. Benchmark returns since September 30, 1998 (benchmark returns available only on a month end basis).

                       SMALL CAP QUANTITATIVE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation


INVESTMENT FOCUS                U.S. common stocks of small cap companies with
                                positive fundamental and market characteristics


SHARE PRICE VOLATILITY          High


PRINCIPAL INVESTMENT STRATEGY   Attempts to identify small cap companies with
                                above average price appreciation potential within specific market sectors by utilizing quantitative methods


INVESTOR PROFILE                Investors who want to increase the value of
                                their investment and are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Quantitative Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser generally considers small cap companies to be companies with market capitalizations below $3 billion.


The Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive fundamental and market factors within each sector. Those factors vary by sector. In some sectors, attractive stocks are selected based on a narrow range of factors. In other sectors, a broad range of factors may be used to identify attractive stocks.

This approach is based on the philosophy that a stock selection method that evaluates multiple quantitative factors is superior to a less rigorous approach.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




No performance information is included because the Fund does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                        A Shares   C Shares
                                                        --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                         5.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset value)**                                         None       1.00%


* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        A Shares    C Shares
                                                        --------    --------
Investment Advisory Fees                                  1.05%       1.05%
Distribution and Service (12b-1) Fees                     0.30%(1)    1.00%
Other Expenses                                          [____]      [____]
                                                        ------      ------
Total Annual Operating Expenses(2)                      [____]      [____]

(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                           SMALL CAP VALUE EQUITY FUND

* Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

FUND SUMMARY




INVESTMENT GOALS

   PRIMARY                      Capital appreciation

   SECONDARY                    Current income

INVESTMENT FOCUS                U.S. small cap equity securities

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify undervalued small cap
                                securities

INVESTOR PROFILE                Investors who primarily want the value of their
                                investment to grow, but want to receive some income from their investment

INVESTMENT STRATEGY

Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser generally considers small cap companies to be companies with market capitalizations below $3 billion.


In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may cause an upward re-rating of the stock's valuation. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective investment fund's performance has been adjusted to reflect the fees and expenses for I Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective investment fund's performance would have been lower. A Shares and C Shares were offered beginning on October 9, 2003 and June 6, 1997, respectively. Performance between January 31, 1997 and October 9, 2003 with respect to the A Shares and between January 31, 1997 and June 6, 1997 with respect to the C Shares is that of I Shares of the Fund, and has not been adjusted to reflect A Share or C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    31.79%
1998    14.33%
1999     3.67%
2000    16.68%
2001    19.87%
2002     2.69%
2003    35.54%
2004    24.79%
2005    12.16%
2006   [____]%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 2000(R) Value Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual After-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the C Shares. After-tax returns for other classes will vary.

                                                                             Since Inception
                                                                            of the Registered
                       A Shares                          1 Year   5 Years      Mutual Fund*     10 Years**
                       --------                          ------   -------   -----------------   ----------
Fund Returns Before Taxes                                [____]    [____]         [____]          [____]
Russell 2000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)   [____]    [____]         [____]          [____]

* Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's collective investment fund.

                                                                             Since Inception
                                                                            of the Registered
                       C Shares*                         1 Year   5 Years      Mutual Fund*     10 Years**
                       ---------                         ------   -------   -----------------   ----------
Fund Returns Before Taxes                                [____]    [____]         [____]          [____]
Fund Returns After Taxes on Distributions                [____]    [____]         [____]          [____]+
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [____]    [____]         [____]          [____]+
Russell 2000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)   [____]    [____]         [____]          [____]

* Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's collective investment fund.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             A Shares   C Shares
                                             --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*        5.75%      None
Maximum Deferred Sales Charge
   (as a percentage of net asset value)**      None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                           A Shares   C Shares
                                           --------   --------
Investment Advisory Fees                      1.13%      1.13%
Distribution and Service (12b-1) Fees(1)      0.25%      0.25%
Other Expenses                              [____]     [____]
                                            ------     ------
Total Annual Operating Expenses(2)          [____]     [____]



(1) The Fund's Distribution and Service Plans for A Shares and C Shares, respectively, authorize payment of up to 0.33% of average daily net assets of A Shares and 1.00% of average daily net assets of C Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.25% of average daily net assets of A Shares. The 0.25% limitation with respect to C Shares will remain in effect only so long as the Fund is closed to new investors.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS


Unlike the Average Annual Total Returns on page [____], the table below reflects the Fund's results calculated without sales charges.

                                                                             Since Inception
                                                                            of the Registered
                       A Shares                          1 Year   5 Years      Mutual Fund*     10 Years**
                       ---------                         ------   -------   -----------------   ----------
Fund Returns Before Taxes                                [____]    [____]         [____]          [____]
Russell 2000(R) Value Index
   (reflects no deduction for fees, expenses or taxes)   [____]    [____]         [____]          [____]

* Since inception of the I Shares on January 31, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's collective investment fund.

                           MORE INFORMATION ABOUT RISK

BELOW INVESTMENT GRADE RISK

Life Vision Conservative Fund




Life Vision Growth and Income Fund

Life Vision Moderate Growth Fund

Life Vision Target Date 2015 Fund

Life Vision Target Date 2025 Fund

Life Vision Target Date 2035 Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds


Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or speculation purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

-    There may not be a liquid secondary market for derivatives.

-    Trading restrictions or limitations may be imposed by an exchange.

-    Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.





EMERGING MARKETS RISK




International Equity Fund


International Equity Index Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EQUITY RISK

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

All Funds


The Funds may purchase shares of exchange traded funds ("ETFs"). ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the EFT is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


FIXED INCOME RISK


Life Vision Aggressive Growth Fund

Life Vision Conservative Fund

Life Vision Growth and Income Fund

Life Vision Moderate Growth Fund

Life Vision Target Date 2015 Fund

Life Vision Target Date 2025 Fund

Life Vision Target Date 2035 Fund


The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.


An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.


FLOATING RATE LOAN RISK


Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund


As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non-investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

Aggressive Growth Stock Fund


Emerging Growth Stock Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund


Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund


Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund


Select Large Cap Growth Stock Fund


Small Cap Growth Stock Fund
Small Cap Quantitative Equity Fund
Small Cap Value Equity Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income.

Although in some countries a portion of these taxes are recoverable, the nonrecovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Aggressive Growth Stock Fund


International Equity Fund


International Equity Index Fund
Large Cap Core Equity Fund


Large Cap Growth Stock Fund


Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Life Vision Aggressive Growth Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund
Mid-Cap Core Equity Fund


Mid-Cap Value Equity Fund

Select Large Cap Growth Stock Fund




Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

MORTGAGE BACKED SECURITY RISK


Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund


Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.


SECURITIES LENDING RISK

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.


SMALLER COMPANY RISK

All Funds

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

TRACKING ERROR RISK

International Equity Index Fund
Life Vision Conservative Fund
Life Vision Growth and Income Fund
Life Vision Moderate Growth Fund
Life Vision Target Date 2015 Fund
Life Vision Target Date 2025 Fund
Life Vision Target Date 2035 Fund


Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid to large cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund's expenses.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2007, the Adviser had approximately $[____] billion in assets under management. For the fiscal year ended March 31, 2007, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:



Aggressive Growth Stock Fund         [____]%
Emerging Growth Stock Fund           [____]%
International Equity Fund            [____]%
International Equity Index Fund      [____]%
Large Cap Core Equity Fund           [____]%
Large Cap Growth Stock Fund          [____]%
Large Cap Quantitative Equity Fund   [____]%
Large Cap Value Equity Fund          [____]%
Life Vision Aggressive Growth Fund   [____]%
Life Vision Conservative Fund        [____]%
Life Vision Growth and Income Fund   [____]%
Life Vision Moderate Growth Fund     [____]%
Life Vision Target Date 2025 Fund    [____]%
Life Vision Target Date 2035 Fund    [____]%
Mid-Cap Core Equity Fund             [____]%
Mid-Cap Value Equity Fund            [____]%
Select Large Cap Growth Stock Fund   [____]%
Small Cap Growth Stock Fund          [____]%
Small Cap Quantitative Equity Fund   [____]%
Small Cap Value Equity Fund          [____]%


For its advisory services to the Life Vision Target Date 2015 Fund, the Adviser is entitled to receive an annual advisory fee of 0.10% based on each Fund's average daily net assets.





The following breakpoints are used in computing the advisory fee:

AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $500 million         None - Full Fee
Next $500 million          5%
Over $1 billion            10%


Based on average daily net assets for the fiscal year ended March 31, 2007, the asset levels of the following Funds had reached a breakpoint in the advisory fee.*Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:



[To be updated]






* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the new advisory breakpoints.



A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' annual report to shareholders for the period ended March 31, 2007.


Except for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the Subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the Subadviser's adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

INVESTMENT SUBADVISER

Zevenbergen Capital Investments LLC, 601 Union Street, Seattle, Washington 98101, serves as the sub-adviser to the Aggressive Growth Stock Fund and Emerging Growth Stock Fund and manages the portfolios of the Aggressive Growth Stock Fund and Emerging Growth Stock Fund on a daytoday basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. As of June 30, 2006, the Subadviser had approximately $1.2 billion in assets under management. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Subadviser is entitled to receive from the Adviser 0.625% of each of the Aggressive Growth Stock Fund's and Emerging Growth Stock Fund's daily net assets.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the daytoday management of the Funds.

Mr. Andrew Atkins has served as Equity Portfolio Analyst at Trusco since August 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. He has more than 6 years of investment experience.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000. He has managed the SMALL CAP VALUE EQUITY FUND since its inception. He has more than 21 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000. Mr. Best also serves as the Senior Quantitative Equity Analyst for Trusco. He has managed the LARGE CAP QUANTITATIVE EQUITY FUND and the SMALL CAP QUANTITATIVE EQUITY FUND since their inception. He has more than 13 years of investment experience.

Mr. Chad Deakins, CFA, has served as Managing Director of Trusco since May 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 2005, after managing the Fund since February 1999. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has co-managed the MID-CAP EQUITY FUND since February 2006, after managing the Fund from September 2004 to January 2006 and comanaging the Fund from February 2003 to September 2004. He has more than 12 years of investment experience.

Ms. Brooke de Boutray, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1992. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. Ms. de Boutray has more than 23 years of investment experience.

Mr. James P. Foster has served as Managing Director of Trusco since May 2004 and has been with Trusco since 1988. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. He has more than 37 years of investment experience.

Mr. Alan Gayle has served as Managing Director of Trusco since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund since each Fund's inception. He has more than 29 years of investment experience.


Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the LARGE CAP CORE EQUITY FUND since its inception. He has more than 22 years of investment experience.



Ms. Elizabeth G. Pola, CPA, joined Trusco in 1983 and has served as Executive Vice President and Director of Equity Research of Trusco since 2000. She has co-managed the LARGE CAP GROWTH STOCK FUND since December 2005. She has more than 24 years of investment experience.



Mr. Robert J. Rhodes, CFA, joined Trusco in 1973 and has served as Executive Vice President and head of the equity funds group at Trusco since February 2000. He managed the LARGE CAP GROWTH STOCK FUND from June 2000 to November 2005 and has co-managed those Funds since December 2005. He has more than 33 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000. He has managed the LARGE CAP VALUE EQUITY FUND since April 1995. He has more than 24 years of investment experience.





Mr. Parker W. Thomas, Jr. has served as Vice President since joining Trusco in April 2004. He has managed the SELECT LARGE CAP GROWTH STOCK FUND since April 2004. Prior to joining Trusco, Mr. Thomas served as Senior Vice President, SunTrust Bank, Nashville from January 1988 to September 2002. From September 2002 to March 2004 he served as Managing Director and Portfolio Manager of Personal Asset Management, for SunTrust Banks Inc. He has more than 33 years of investment experience.





Ms. Leslie Tubbs, CFA, has served as Managing Director, Principal, Portfolio Manager and Analyst for the Subadviser since 1995. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. She has more than 11 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the SMALL CAP GROWTH STOCK FUND since June 2006. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for Deprince, Race & Zollo, Inc. from October 1998 to April 2002. He has more than 26 years of investment experience.

Mr. Don Wordell, CFA, has served as Director of Trusco since December 2005. He has managed the MID-CAP VALUE EQUITY FUND since December 2003, after comanaging it since it began operating in November 2001. He has more than 10 years of investment experience.

Mr. Scott Yuschak, CFA, has served as Vice President and Research Analyst at Trusco since February 2005. He has co-managed the MID-CAP EQUITY FUND since February 2006. Prior to joining Trusco, Mr. Yuschak served as Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

Ms. Nancy Zevenbergen, CFA, has served as President and Chief Investment Officer for the Subadviser since January 1987. She has co-managed the AGGRESSIVE GROWTH STOCK FUND and EMERGING GROWTH STOCK FUND since their inception. She has more than 24 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, thirdparty checks, travelers' checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

Shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors. Please refer to the Statement of Additional Information for the definition of "new investor."

You may also buy shares through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form plus any applicable sales charge. Each Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO FINANCIAL INSTITUTIONS OR INTERMEDIARIES AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUTOFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUTOFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Although the Funds, except the International Equity Fund and the International Equity Index Fund, invest primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value, for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS      DOLLAR AMOUNT
-----      -------------
A Shares   $2,000
C Shares   $5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

                             CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an antimoney laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

                                  SALES CHARGES

FRONT-END SALES CHARGES

A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                        YOUR SALES CHARGE AS A          YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:              PERCENTAGE OF OFFERING PRICE*   PERCENTAGE OF YOUR NET INCOME
----------------------              -----------------------------   -----------------------------
Less than $50,000                               5.75%                           6.10%
$50,000 but less than $100,000                  4.75%                           4.99%
$100,000 but less than $250,000                 3.75%                           3.90%
$250,000 but less than $500,000                 2.50%                           2.56%
$500,000 but less than $1,000,000               2.00%                           2.04%
$1,000,000 and over                             None                            None

* The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE - A SHARES

The front-end sales charge will be waived on A Shares purchased:

     -    through reinvestment of dividends and distributions;

     -    through an account managed by an affiliate of the Adviser;

     - by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

     - by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including stepchildren) under the age of 21 years), of the Adviser and its affiliates;

     - by current STI Classic Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

     - by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

     - through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

     -    by Trustees of the STI Classic Funds.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. WHEN calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") - C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the firstin, firstout (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

     - Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

               - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

               -    You die or become disabled after the account is opened;

               - Redemption must be made within 1 year of such death/disability;

               - The Funds must be notified in writing of such death/disability at time of redemption request;

               - The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

     -    Shares purchased through dividend and capital gains reinvestment.

     -    Participation in the Systematic Withdrawal Plan described below:

               - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

               - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

               - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

     - Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account ("IRA"). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

     - Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

     - Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    ACH

A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder;

     - sent to an address or bank account other than the address or bank account of record; or

     - sent to an address or bank account of record that has been changed within the last 15 calendar days.

* MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares, any applicable CDSC.







SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semiannual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

CLASS      DOLLAR AMOUNT
-----      -------------
A Shares   $2,000
C Shares   $5,000 ($2,000 for IRA accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.
The exchange privilege is not intended as a vehicle for shortterm trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.
IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.




A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

     -    redemption checks must be made payable to the registered shareholder;
          and

     - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV. The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     - Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

     - The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.




The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries to aid in their effort to detect and deter frequent trading. If an intermediary notifies a Fund, or the Fund otherwise becomes aware, that frequent trading activity has been detected, the Fund will request the intermediary to take steps to prevent any future frequent trading by such individual. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track frequent trading effected through these intermediaries. The Funds have the right to terminate an intermediary's ability to invest in the Funds if excessive trading activity persists and the Funds or their Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage frequent trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds' market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.




DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund's distribution plan authorizes payment of up to the amount shown under "Maximum Fee" in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under "Current Approved Fee" in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund's A Shares.


                                                Current
                                     Maximum   Approved
                                       Fee        Fee
                                     -------   --------
Aggressive Growth Stock Fund          0.35%      0.30%
Emerging Growth Stock Fund            0.35%      0.30%
International Equity Fund             0.33%      0.30%
International Equity Index Fund       0.35%      0.30%
Large Cap Core Equity Fund            0.25%      0.25%
Large Cap Growth Stock Fund           0.35%      0.30%
Large Cap Quantitative Equity Fund    0.25%      0.25%
Large Cap Value Equity Fund           0.33%      0.30%
Mid-Cap Core Equity Fund              0.35%      0.30%
Mid-Cap Value Equity Fund             0.35%      0.30%
Select Large Cap Growth Stock Fund    0.35%      0.30%
Small Cap Growth Stock Fund           0.35%      0.30%
Small Cap Quantitative Equity Fund    0.35%      0.30%
Small Cap Value Equity Fund           0.33%      0.25%


For C Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund. The distribution fee with respect to C Shares of the Small Cap Value Equity Fund will be limited to 0.25% of the Fund's average daily net assets for so long as the Fund remains closed to new investors.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY

     Aggressive Growth Stock Fund




     Emerging Growth Stock Fund

     Large Cap Core Equity Fund




     Large Cap Growth Stock Fund




     Large Cap Quantitative Equity Fund
     Large Cap Value Equity Fund
     Life Vision Aggressive Growth Fund
     Life Vision Conservative Fund
     Life Vision Growth and Income Fund
     Life Vision Moderate Growth Fund
     Life Vision Target Date 2015 Fund
     Life Vision Target Date 2025 Fund
     Life Vision Target Date 2035 Fund
     Mid-Cap Core Equity Fund




     Mid-Cap Value Equity Fund

     Select Large Cap Growth Stock Fund




     Small Cap Growth Stock Fund

     Small Cap Quantitative Equity Fund

     Small Cap Value Equity Fund

ANNUALLY

     International Equity Fund
     International Equity Index Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A transfer from one share class to another in the same STI Classic Fund should not be a taxable event.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations.. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [____] LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.


[To be updated]

INVESTMENT ADVISER: Trusco Capital Management, Inc. 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303

INVESTMENT SUBADVISER: Zevenbergen Capital Investments LLC 601 Union Street, Suite 4600 Seattle, Washington 98101 (Aggressive Growth Stock Fund and Emerging Growth Stock Fund)

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI ANNUAL REPORTS: These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI ANNUAL REPORT, OR MORE INFORMATION:

     TELEPHONE: 1 888 STI FUND

     MAIL: STI Classic Funds BISYS Fund Services Limited Partnership 3435 Stelzer Road Columbus, Ohio 43219

     WEBSITE: www.sticlassicfunds.com

SEC: You can also obtain the SAI or the Annual and Semi Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202 942 8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549 0102. You may also obtain this information, upon payment of a duplicating fee, by e mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811 06557

                                STI CLASSIC FUNDS

                                    A SHARES
                                    C SHARES

                                   PROSPECTUS

STI CLASSIC BOND FUNDS

Georgia Tax Exempt Bond Fund







High Grade Municipal Bond Fund (formerly, Florida Tax Exempt Bond Fund) High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax Exempt Bond Fund
Limited Term Federal Mortgage Securities Fund
Maryland Municipal Bond Fund
North Carolina Tax Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short Term Bond Fund
Short Term U.S. Treasury Securities Fund
Strategic Income Fund
Total Return Bond Fund (formerly, Core Bond Fund)
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund

Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")


                                 AUGUST 1, 2007


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the Bond Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES                                    C SHARES
--------                                    --------
   -    Front-end sales charge              -    Contingent deferred sales charge

   -    12b-1 fees                          -    Higher 12b-1 fees

   -    $2,000 minimum initial investment   -    $5,000 minimum initial investment

This prospectus has been arranged into different sections so that you can easily review this important information. On page [____], there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


Georgia Tax Exempt Bond Fund                                 [__________]
High Grade Municipal Bond Fund                               [__________]
High Income Fund                                             [__________]
Intermediate Bond Fund                                       [__________]
Investment Grade Bond Fund                                   [__________]
Investment Grade Tax Exempt Bond Fund                        [__________]
Limited Term Federal Mortgage Securities Fund                [__________]
Maryland Municipal Bond Fund                                 [__________]
North Carolina Tax Exempt Bond                               [__________]
Seix Floating Rate High Income Fund                          [__________]
Seix High Yield Fund                                         [__________]
Short Term Bond Fund                                         [__________]
Short Term U.S. Treasuries Securities Fund                   [__________]
Strategic Income Fund                                        [__________]
Total Return Bond Fund                                       [__________]
U.S. Government Securities Fund                              [__________]
Virginia Intermediate Municipal Bond Fund                    [__________]
More Information About Risk                                  [__________]
More Information About Fund Investments                      [__________]
Information About Portfolio Holdings                         [__________]
Investment Adviser                                           [__________]
Portfolio Managers                                           [__________]
Purchasing, Selling and Exchanging Fund Shares               [__________]
Market Timing Policies and Procedures                        [__________]
Dividends and Distributions                                  [__________]
Taxes                                                        [__________]
Financial Highlights                                         [__________]
Privacy Policy                                               [__________]
How to Obtain More Information About the STI Classic Funds   [__________]



August 1, 2007

FUND NAME                                         CLASS    INCEPTION   TICKER     CUSIP
---------                                       --------   ---------   ------   ---------
Total Return Bond Fund                          A Shares    10/11/04    CBPSX   78476A835
Total Return Bond Fund                          C Shares    10/11/04    SCBLX   78476A504
High Grade Municipal Bond Fund                  A Shares     1/18/94    SFLTX   784766693
High Grade Municipal Bond Fund                  C Shares      6/1/95    SCFEX   784766511
Georgia Tax Exempt Bond Fund                    A Shares     1/19/94    SGTEX   784766677
Georgia Tax Exempt Bond Fund                    C Shares      6/6/95    SCGTX   784766495
High Income Fund                                A Shares    10/27/03    SAHIX   784767378
High Income Fund                                C Shares      5/4/94    STHIX   784767741
Intermediate Bond Fund                          A Shares    10/11/04    IBASX   78476A801
Intermediate Bond Fund                          C Shares    10/11/04    IBLSX   78476A819
Investment Grade Bond Fund                      A Shares     6/11/92    STGIX   784766800
Investment Grade Bond Fund                      C Shares      6/7/95    SCIGX   784766578
Investment Grade Tax Exempt Bond Fund           A Shares      6/9/92    SISIX   784766875
Investment Grade Tax Exempt Bond Fund           C Shares      6/1/95    SCITX   784766560
Limited Term Federal Mortgage Securities Fund   A Shares     7/18/94    SLTMX   784766610
Limited Term Federal Mortgage Securities Fund   C Shares      6/7/95    SCLFX   784766545
Maryland Municipal Bond Fund                    A Shares     4/13/05    SMMAX   784767329
Maryland Municipal Bond Fund                    C Shares     4/25/96    CMDBX   784766115
North Carolina Tax Exempt Bond Fund             A Shares     3/21/05    SNCIX   78476A793
North Carolina Tax Exempt Bond Fund             C Shares     3/21/05    SNCLX   78476A785
Seix Floating Rate High Income Fund             A Shares    5/8/2006    SFRAX   78476A611
Seix Floating Rate High Income Fund             C Shares    8/1/2007
Seix High Yield Fund                            A Shares    10/11/04    HYPSX   78476A868
Seix High Yield Fund                            C Shares    10/11/04    HYLSX   78476A850
Short Term Bond Fund                            A Shares     3/22/93    STSBX   784766818
Short Term Bond Fund                            C Shares     6/20/95    SCBSX   784766537
Short Term U.S. Treasury Securities Fund        A Shares     3/18/93    STSFX   784766784
Short Term U.S. Treasury Securities Fund        C Shares     6/22/95    SSUSX   784766529
Strategic Income Fund                           A Shares     10/8/03    SAINX   784767311
Strategic Income Fund                           C Shares    11/30/01    STIFX   784767683
U.S. Government Securities Fund                 A Shares      6/6/94    SCUSX   784766636
U.S. Government Securities Fund                 C Shares      6/7/95    SGUSX   784766552
Virginia Intermediate Municipal Bond Fund       A Shares      5/5/93    CVIAX   784767204
Virginia Intermediate Municipal Bond Fund       C Shares      9/1/05    SVILX   784767261


* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

             RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

                          GEORGIA TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Current income exempt from federal and state income taxes for Georgia residents without undue risk

INVESTMENT FOCUS

Georgia municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE

Georgia residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    7.96%
1998    5.47%
1999    2.49%
2000    9.30%
2001    4.00%
2002    8.94%
2003    3.63%
2004    2.74%
2005    2.58%
2006   [____]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers 10 Year Municipal Bond Index and the Lipper Georgia Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions                 [____]   [_____]    [_____]

Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]   [_____]    [_____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)              [____]   [_____]    [_____]
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for taxes)                                [____]   [_____]    [_____]

C Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]   [_____]    [_____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)              [____]   [_____]    [_____]
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for taxes)                                [____]   [_____]    [_____]

WHAT IS AN INDEX/OBJECTIVE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long term investment grade tax exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**              None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                0.55%        0.55%
Distribution and Service (12b-1) Fees   0.15%(1)     1.00%
Other Expenses                          [__]         [__]
Total Annual Operating Expenses(2)      [__]         [__]

(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [__________] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]   [_____]    [_____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)              [____]   [_____]    [_____]
Lipper Georgia Municipal Debt Funds Objective (reflects
   no deduction for taxes)                                [____]   [_____]    [_____]

                         HIGH GRADE MUNICIPAL BOND FUND




FUND SUMMARY


Investment Goal:                 Yield driven by seeking current income exempt
                                 from federal income taxes other than the alternative minimum tax while preserving capital

Investment Focus:                Insured investment grade municipal securities

Share Price Volatility:          Moderate

Principal Investment Strategy:   Invest in investment grade municipal securities

Investor Profile:                Investors who want income exempt from federal
                                 income taxes

INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal income taxes. The Fund may invest up to 20% of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard and Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Up to 20% of the Fund's assets may also be invested in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within the investment grade municipal securities market, however the Adviser may invest greater than 25% of the Fund's assets in Florida municipal securities. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities insured as to timely payment of principal and interest. Municipal bond insurance is issued by a municipal bond insurance company that insures the Fund will receive payment of principal and interest due on a bond in a timely manner. Municipal bond insurance reduces (but does not eliminate) credit risk.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.





Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.


The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1996    3.73%
1997    7.60%
1998    5.94%
1999    2.41%
2000   11.30%
2001    3.56%
2002   10.23%
2003    3.97%
2004    1.97%
2005    2.19%

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [__]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers 10 Year Municipal Bond Index and the Lipper Florida Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]   [_____]    [_____]

Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)              [____]   [_____]    [_____]
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for taxes)                                [____]   [_____]    [_____]

C Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]   [_____]    [_____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)              [____]   [_____]    [_____]
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for taxes)                                [____]   [_____]    [_____]

WHAT IS AN INDEX/OBJECTIVE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long term investment grade tax exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                0.55%        0.55%
Distribution and Service (12b-1) Fees   0.15%(1)     1.00%
                                        ----         ----
Other Expenses                          [__]         [__]
Total Annual Operating Expenses         [__]         [__]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [__________] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]   [_____]    [_____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)              [____]   [_____]    [_____]
Lipper Florida Municipal Debt Funds Objective (reflects
   no deduction for taxes)                                [____]   [_____]    [_____]

                                HIGH INCOME FUND

FUND SUMMARY

INVESTMENT GOALS
   PRIMARY                      High current income
   SECONDARY                    Total return

INVESTMENT FOCUS                High yield corporate and other debt instruments
                                of U.S. and non-U.S. issuers

SHARE PRICE VOLATILITY          High

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify lower-rated securities
                                offering high current income of issuers
                                generating adequate cash flow to meet their obligations

INVESTOR PROFILE                Investors who seek high current income and who
                                are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments

                               INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or in unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.


             WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund's predecessor.

This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     5.05%
1998     4.43%
1999     1.28%
2000     9.46%
2001     5.55%
2002     3.75%
2003    24.83%
2004     9.60%
2005     3.36%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers U.S. Corporate High Yield Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax return are shown only for the A Shares. After tax returns for other classes will vary.

                                                        Since
A Shares                                    1 Year   Inception*
--------                                    ------   ----------
Fund Returns Before Taxes                   [____]     [____]
Fund Returns After Taxes on Distributions   [____]     [____]
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [____]     [____]
Lehman Brothers U.S. Corporate High Yield
   Bond Index (reflects no deduction for
   fees, expenses or taxes)                 [____]     [____]

* Since inception of the A Shares on October 27, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

C Shares                                    1 Year   5 Years   10 Years
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [____]    [____]    [____]
Lehman Brothers U.S. Corporate High Yield
   Bond Index (reflects no deduction for
   fees, expenses or taxes)                 [____]    [____]    [____]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely recognized, market value weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non investment grade debt.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             A Shares   C Shares
                                                             --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage
   of offering price)*                                         4.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset  value)**                                             None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares if within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                             A Shares   C Shares
                                                             --------   --------
Investment Advisory Fees                                        0.60%      0.60%
Distribution and Service (12b-1) Fees                           0.30%      1.00%
Other Expenses                                                [____]     [____]
                                                              -----      ------
Total Annual Operating Expenses(1)                            [____]     [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the levels shown below. These waivers may be discontinued at any time.


                                                             A Shares   C Shares
                                                             --------   --------
High Income Fund                                               1.00%      1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

                                                        Since
A Shares                                    1 Year   Inception*
--------                                    ------   ----------
Fund Returns Before Taxes                   [____]     [____]
Fund Returns After Taxes on Distributions   [____]     [____]
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [____]     [____]
Lehman Brothers U.S. Corporate High Yield
   Bond Index (reflects no deduction for
   fees, expenses or taxes)                 [____]     [____]

* Since inception of A Shares on October 27, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

                             INTERMEDIATE BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Total return that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds

INVESTMENT FOCUS

Intermediate term investment grade debt securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Invest in intermediate term fixed income securities with an emphasis on corporate and mortgage backed securities

INVESTOR PROFILE

Investors who want to receive income from their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

The Intermediate Bond Fund invests in various types of income producing debt securities including mortgage and asset backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate term fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Adviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Intermediate Bond Fund, the Fund's predecessor, which began operations on June 30, 1999, and has not been adjusted to reflect A Share or C Share expenses. If it had been, performance would have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2000    10.19%
2001     7.03%
2002     7.19%
2003     4.03%
2004     3.60%
2005     0.97%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for the Fund's A Shares. After tax returns for other classes will vary.

                                                                  Since
A Shares*                                   1 Year   5 Years   Inception**
---------                                   ------   -------   -----------
Fund Returns Before Taxes                   [____]    [____]      [____]
Fund Returns After Taxes on Distributions   [____]    [____]      [____]
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [____]    [____]      [____]
Lehman Brothers Intermediate Government/
   Credit Bond Index (reflects no
   deduction for fees, expenses or taxes)   [____]    [____]      [____]

* Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

**   Since inception of the predecessor fund on June 30, 1999.

                                                                  Since
C Shares*                                   1 Year   5 Years   Inception**
---------                                   ------   -------   -----------
Fund Returns Before Taxes                   [____]    [____]      [____]

Lehman Brothers Intermediate Government/
   Credit Bond Index (reflects no
   deduction for fees, expenses or taxes)   [____]    [____]      [____]

* Performance prior to October 11, 2004, is that of the predecessor fund's Class I Shares.

**   Since inception of the predecessor fund on June 30, 1999.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely recognized, market value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury and agency securities, corporate bond issues and mortgage backed securities having maturities of 10 years or less.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                             A Shares   C Shares
                                                             --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                              4.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset value)**                                              None       1.00%


* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             A Shares   C Shares
                                                             --------   --------
Investment Advisory Fees                                        0.25%      0.25%
Distribution and Service (12b-1) Fees                           0.25%      1.00%
Other Expenses                                                [____]     [____]
                                                              ------     ------
Total Annual Operating Expenses(1)                            [____]     [____]

(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

                                                                  Since
A Shares*                                   1 Year   5 Years   Inception**
---------                                   ------   -------   -----------
Fund Returns Before Taxes                   [____]    [____]      [____]
Fund Returns After Taxes on Distributions   [____]    [____]      [____]
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [____]    [____]      [____]
Lehman Brothers Intermediate Government/
   Credit Bond Index (reflects no
   deduction for fees, expenses or taxes)   [____]    [____]      [____]

* Performance prior to October 11, 2004 is that of the predecessor fund's Class I Shares.

**   Since inception of the predecessor fund on June 30, 1999.

                           INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High total return through current income and capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS

Investment grade U.S. government and corporate debt securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify relatively inexpensive securities in a selected market index

INVESTOR PROFILE

Investors who want to receive income from their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage backed securities. The Fund may invest in debt obligations of U.S. and non U.S. issuers. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     8.64%
1998     8.79%
1999     1.93%
2000     6.13%
2001     8.68%
2002     6.99%
2003     3.28%

2004     3.66%
2005     1.78%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [___]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers U.S. Government/Credit Index, the Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                    1 Year   5 Years   10 Years
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [____]    [____]    [____]
Fund Returns After Taxes on Distributions   [____]    [____]    [____]
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [____]    [____]    [____]
Lehman Brothers U.S. Government/ Credit
   Index (reflects no deduction for fees,
   expenses or taxes)                       [____]    [____]    [____]
Lehman Brothers U.S. Aggregate Index
   (reflects no deduction for fees,
   expenses or taxes)                       [____]    [____]    [____]
Lipper Intermediate Investment Grade
   Debt Funds Objective (reflects no
   deduction for taxes)                     [____]    [____]    [____]

C Shares                                    1 Year   5 Years   10 Years
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [____]    [____]    [____]

Lehman Brothers U.S. Government/ Credit
   Index (reflects no deduction for fees,
   expenses or taxes)                       [____]    [____]    [____]
Lehman Brothers U.S. Aggregate Index
   (reflects no deduction for fees,
   expenses or taxes)                       [____]    [____]    [____]
Lipper Intermediate Investment Grade Debt
   Funds Objective (reflects no deduction
   for taxes)                               [____]    [____]    [____]

WHAT IS AN INDEX/OBJECTIVE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Index is a widely recognized index of securities that are SEC registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset backed securities. The Lipper Intermediate Investment Grade Debt Funds Objective is a widely recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                             A Shares   C Shares
                                                             --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage
  of offering price)*                                          4.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset  value)**                                             None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                            A Shares    C Shares
                                                            --------    --------
Investment Advisory Fees                                      0.50%        0.50%
Distribution and Service (12b-1) Fees                         0.30%(1)     1.00%
Other Expenses                                              [____]       [____]
                                                            ------       ------
Total Annual Operating Expenses(2)                          [____]       [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [_____] the table below reflects the Fund's results calculated without sales charges.

A Shares                                    1 Year   5 Years   10 Years
--------                                    ------   -------   --------
Fund Returns Before Taxes                   [____]    [____]    [____]
Fund Returns After
   Taxes on Distributions                   [____]    [____]    [____]

Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                  [____]    [____]    [____]
Lehman Brothers U.S. Government/ Credit
   Index (reflects no deduction for fees,
   expenses or taxes)                       [____]    [____]    [____]
Lehman Brothers U.S. Aggregate Index
   (reflects no deduction for fees,
   expenses or taxes)                       [____]    [____]    [____]
Lipper Intermediate Investment Grade Debt
   Funds Objective (reflects no deduction
   for taxes)                               [____]    [____]    [____]

                      INVESTMENT GRADE TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS

Investment grade municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE

Investors who want to receive tax free current income and an increase in the value of their investment

INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.


In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.


Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    7.36%
1998    6.73%
1999    0.75%
2000   10.41%
2001    5.09%
2002    9.92%
2003    3.97%
2004    3.06%
2005    1.84%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average total returns for the periods ended December 31, 2006, to those of the Lehman Brothers 5 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                                1 Year   5 Years   10 Years
--------                                                ------   -------   --------
Fund Returns Before Taxes                               [____]    [____]    [____]
Fund Returns After Taxes on Distributions               [____]    [____]    [____]

Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]    [____]
Lehman Brothers 5 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)            [____]    [____]    [____]
Lipper Intermediate Municipal Debt Funds Objective
   (reflects no deduction for taxes)                    [____]    [____]    [____]

C Shares                                                1 Year   5 Years   10 Years
--------                                                ------   -------   --------
Fund Returns Before Taxes                               [____]    [____]    [____]
Lehman Brothers 5 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)            [____]    [____]    [____]
Lipper Intermediate Municipal Debt Funds Objective
   (reflects no deduction for taxes)                    [____]    [____]    [____]

WHAT IS AN INDEX/OBJECTIVE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment grade tax exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                 0.50%       0.50%
Distribution and Service (12b-1) Fees    0.30%(1)    1.00%
Other Expenses                          [____]      [____]
                                        ------      ------
Total Annual Operating Expenses(2)      [____]      [____]



(1) Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                1 Year   5 Years   10 Years
--------                                                ------   -------   --------
Fund Returns Before Taxes                               [____]    [____]    [____]
Fund Returns After Taxes on Distributions               [____]    [____]    [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]    [____]
Lehman Brothers 5 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)            [____]    [____]    [____]
Lipper Intermediate Municipal Debt Funds Objective
   (reflects no deduction for taxes)                    [____]    [____]    [____]

                  LIMITED TERM FEDERAL MORTGAGE SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL

High current income, while preserving capital

INVESTMENT FOCUS

Mortgage backed securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify securities that are less prone to prepayment risk

INVESTOR PROFILE

Conservative investors who want to receive income from their investment

INVESTMENT STRATEGY

Under normal circumstances, the Limited Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.

In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."





PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997      .37%
1998      .73%
1999      .96%
2000      .29%
2001      .14%
2002      .23%
2003      .16%
2004      .02%
2005      .33%
2006    [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [_____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Merrill Lynch 1 5 Year AAA U.S. Treasuries/ Agencies Index and the Merrill Lynch 1 5 Year U.S. Treasuries Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                                 1 Year   5 Years   10 Years
--------                                                 ------   -------   --------
Fund Returns Before Taxes                                [____]    [____]    [____]
Fund Returns After Taxes on Distributions                [____]    [____]    [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [____]    [____]    [____]
Merrill Lynch 1 5 Year AAA U.S. Treasuries/ Agencies
Index (reflects no deduction for fees, expenses or
   taxes)                                                [____]    [____]    [____]
Merrill Lynch 1 5 Year U.S. Treasuries Index (reflects   [____]    [____]    [____]
   no deduction for fees, expenses or taxes)

C Shares                                                 1 Year   5 Years   10 Years
--------                                                 ------   -------   --------
Fund Returns Before Taxes                                [____]    [____]    [____]
Merrill Lynch 1 5 Year AAA U.S. Treasuries/ Agencies
Index (reflects no deduction for fees, expenses or
   taxes)                                                [____]    [____]    [____]
Merrill Lynch 1 5 Year U.S. Treasuries Index (reflects
   no deduction for fees, expenses or taxes)             [____]    [____]    [____]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1 5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with a duration of 2.06 years and a yield to maturity of 2.48%. The Merrill Lynch 1 5 Year U.S. Treasuries Index is a widely recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    A Shares   C Shares
                                                    --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                      2.50%     None
Maximum Deferred Sales Charge (as a percentage of
   net asset value)**                                   None     1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares      C Shares
                                        --------      --------
Investment Advisory Fees                    0.50%      0.50%
Distribution and Service (12b-1) Fees       0.20%(1)   1.00%
Other Expenses                            [____]      [____]
                                          -----       -----
Total Annual Operating Expenses(3)        [____]      [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.23% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.20% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                 1 Year   5 Years   10 Years
--------                                                 ------   -------   --------
Fund Returns Before Taxes                                [____]    [____]    [____]
Fund Returns After Taxes on Distributions                [____]    [____]    [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [____]    [____]    [____]
Merrill Lynch 1 5 Year AAA U.S. Treasuries/ Agencies
   Index (reflects no deduction for fees, expenses or
   taxes)                                                [____]    [____]    [____]
Merrill Lynch 1 5 Year U.S. Treasuries Index (reflects
   no deduction for fees, expenses or taxes)             [____]    [____]    [____]

                          MARYLAND MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income exempt from federal and Maryland income tax, consistent with preservation of capital

INVESTMENT FOCUS
Maryland municipal securities

SHARE PRICE VOLATILITY
Moderate

PRINCIPAL INVESTMENT STRATEGY
Invests primarily in investment grade municipal securities

INVESTOR PROFILE
Maryland residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

Under normal circumstances, the Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Maryland income taxes. In addition, the Fund may invest up to 20% of its assets in certain taxable debt securities. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying primarily investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     7.90%
1998     4.91%
1999     4.17%
2000    10.29%
2001     3.62%
2002     7.88%
2003     3.25%
2004     2.35%
2005     1.60%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers 10 Year Municipal Bond Index and the Lipper Maryland Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the C Shares. After tax returns for other classes will vary.

C Shares                                                 1 Year   5 Years   Since Inception*
--------                                                 ------   -------   ----------------
Fund Returns Before Taxes                                [____]    [____]        [____]
Fund Returns After Taxes on Distributions                [____]    [____]        [____]

Fund Returns After Taxes on
   Distributions and Sale of Fund Shares                 [____]    [____]        [____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)             [____]    [____]        [____]
Lipper Maryland Municipal Debt Funds Objective
   (reflects no deduction for taxes)                     [____]    [____]        [____]

* Since inception date of the C Shares on April 25, 1996. Benchmark returns since March 31, 1996 (benchmark returns available only on a month end basis).

A Shares                                                 1 Year   Since Inception*
--------                                                 ------   ----------------
Fund Returns Before Taxes                                [____]        [____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)             [____]        [____]
Lipper Maryland Municipal Debt Funds Objective
   (reflects no deduction for taxes)                     [____]        [____]

* Since inception date of the A Shares on April 13, 2005. Benchmark returns since March 31, 2005 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX/OBJECTIVE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long term investment grade tax exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax exempt) or city (triple tax exempt). The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             A Shares   C Shares
                                             --------   --------
Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)*        4.75%       None
Maximum Deferred Sales Charge (as a
   percentage of net asset value)**            None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                             A Shares   C Shares
                                             --------   --------
Investment Advisory Fees                        0.55%      0.55%
Distribution and Service (12b-1) Fees           0.15%      1.00%
Other Expenses                                [____]     [____]
                                              -----      -----
Total Annual Operating Expenses(1)            [____]     [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                 1 Year   Since Inception*
--------                                                 ------   ----------------
Fund Returns Before Taxes                                [____]        [____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)             [____]        [____]
Lipper Maryland Municipal Debt Funds Objective
   (reflects no deduction for taxes)                     [____]        [____]

* Since inception date of the A Shares on April 13, 2005. Benchmark returns since March 31, 2005 (benchmark returns available only on a month end basis).

                       NORTH CAROLINA TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

Current income exempt from federal and state income taxes for North Carolina residents without undue risk

INVESTMENT FOCUS

North Carolina municipal securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones

INVESTOR PROFILE

North Carolina residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

Under normal circumstances, the North Carolina Tax Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within North Carolina. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax Exempt North Carolina Bond Fund, the Fund's predecessor.

This bar chart shows the performance of the Fund's A Shares for the last year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2005    2.62%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers 10 Year Municipal Bond Index. These returns assume shareholders redeem all of their shares at the end of the periods indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares*                                                1 Year   Since Inception**
---------                                                ------   -----------------
Fund Returns Before Taxes                                [____]         [____]
Fund Returns After Taxes on Distributions                [____]         [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [____]         [____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)             [____]         [____]

* Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

** Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)

C Shares*                                                1 Year   Since Inception**
---------                                                ------   -----------------
Fund Returns Before Taxes                                [____]         [____]
Fund Returns After Taxes on Distributions                [____]         [____]
Fund Returns After Taxes on Distributions and Sale
   of Fund Shares                                        [____]         [____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)             [____]         [____]

* Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

** Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long term investment grade tax exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                        A Shares   C Shares
                                                        --------   --------
Maximum Sales Charge Imposed on Purchases (as a
   percentage of offering price)*                         4.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset  value)**                                        None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                   0.55%      0.55%
Distribution and Service (12b-1) Fees      0.15%      1.00%
Other Expenses                           [____]     [____]
                                         -----      -----
Total Annual Operating Expenses(1)       [____]     [____]



(1) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.86% and 1.71% for A Shares and C Shares, respectively. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

A Shares*                                                1 Year   Since Inception**
---------                                                ------   -----------------
Fund Returns Before Taxes                                [____]         [____]
Fund Returns After Taxes on Distributions                [____]         [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           [____]         [____]
Lehman Brothers 10 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)             [____]         [____]

* Performance between January 8, 2004 and March 21, 2005 is that of the predecessor fund.

** Since inception of the predecessor fund on January 8, 2004. Benchmark returns since December 31, 2003 (benchmark returns available only on a month end basis.)

                       SEIX FLOATING RATE HIGH INCOME FUND

FUND SUMMARY

INVESTMENT GOAL

To provide a high level of current income by investing primarily in first and second lien senior floating rate loans and other floating rate debt securities.

INVESTMENT FOCUS

Senior floating rate loans and other floating rate debt securities

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Invest in a portfolio of interests in first and second lien senior secured floating rate loans and other floating rate debt securities

INVESTOR PROFILE

Investors who seek: Current income and a hedge against rising interest rates; Diversification by adding assets that have traditionally exhibited low correlation to other asset classes; Relatively high risk adjusted returns compared to other short term investment vehicles.

INVESTMENT STRATEGY

Under normal circumstances, the Seix Floating Rate High Income Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies' capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR ("London Interbank Offered Rate"). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade, or in comparable unrated securities. The Fund may also invest up to 20% of its total assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In deciding which debt securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either "BB" and "B" by Standard & Poor's Rating Services or "Ba" and "B" by Moody's Investor Services, Inc. or unrated securities that the Adviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio's loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.


Preservation of capital is considered when consistent with the Fund's objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower's discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund's total assets.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell to a limited extent, derivative instruments (such as futures, options, credit linked notes and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of senior floating rate loans and other floating rate debt securities and high yield bonds.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.





Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




No performance information is included because the Fund does not have performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                             A Shares   C Shares
                                                             --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage
   of offering price)*                                         4.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset value)**                                              None       1.00%



* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."





ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                           A Shares   C Shares
                                           --------   --------
Investment Advisory Fees                      0.45%      0.45%
Distribution and Service (12b-1) Fees(1)      0.30%      1.00%
Other Expenses                              [____]     [____]
                                            -----      -----
Total Annual Operating Expenses(2)          [____]     [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.85%. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                              SEIX HIGH YIELD FUND

FUND SUMMARY

INVESTMENT GOAL

     PRIMARY

     High income

     SECONDARY

     Capital appreciation

INVESTMENT FOCUS

High yield corporate and other debt instruments of U.S. and non U.S. entities

SHARE PRICE VOLATILITY

High

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify lower rated, higher yielding bonds offering above average total return

INVESTOR PROFILE

Investors who seek above average total return

INVESTMENT STRATEGY

The Seix High Yield Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody's Investor Services, Inc. or Standard & Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund's comparative benchmark, the Merrill Lynch High Yield Master Index, which is generally between 3 and 6 years. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting securities for the Fund, the Adviser employs a research driven process designed to identify value areas within the high yield market. In deciding which securities to buy and sell, the portfolio managers will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are "BB" and "B" rated issuers. The Adviser seeks to identify securities which meet the following criteria: (1) industries that have strong fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield corporate securities rated as non-investment grade.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2001    11.24%
2002     6.01%
2003    15.16%
2004     8.07%
2005     2.61%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Merrill Lynch High Yield Master Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for the Fund's A Shares. After tax returns for other classes will vary.

A Shares*                   1 Year   5 Years   Since Inception**
---------                   ------   -------   -----------------
Fund Returns Before Taxes   [____]    [____]         [____]
Fund Returns After Taxes
   on Distributions         [____]    [____]         [____]
Fund Returns After Taxes
   on Distributions and
   Sale of Fund Shares      [____]    [____]         [____]
Merrill Lynch High Yield
   Master Index
   (reflects no deduction
   for fees, expenses or
   taxes)                   [____]    [____]         [____]

* Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

C Shares*                   1 Year   5 Years   Since Inception**
---------                   ------   -------   -----------------
Fund Returns Before Taxes   [____]    [____]         [____]
Merrill Lynch High Yield
   Master Index (reflects
   no deduction for fees,
   expenses or taxes)       [____]    [____]         [____]

* Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch High Yield Master Index is a widely recognized index of U.S. high yield corporate bond issues having maturities of at least one year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                             A Shares   C Shares
                                                             --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage
   of offering price)*                                         4.75%      None
Maximum Deferred Sales Charge (as a percentage of net
   asset value)**                                              None       1.00%


* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                             A Shares   C Shares
                                                             --------   --------
Investment Advisory Fees                                        0.43%      0.43%
Distribution and Service (12b-1) Fees                           0.25%      1.00%
Other Expenses(1)                                             [____]     [____]
                                                              -----      -----
Total Annual Operating Expenses(2)                            [____]     [____]



(1) Adjusted to reflect an expected change in Other Expenses for the current fiscal year.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

A Shares*                   1 Year   5 Years   Since Inception**
---------                   ------   -------   -----------------
Fund Returns Before Taxes   [____]    [____]         [____]
Fund Returns After Taxes
   on Distributions         [____]    [____]         [____]
Fund Returns After Taxes
   on Distributions and
   Sale of Fund Shares      [____]    [____]         [____]
Merrill Lynch High Yield
   Master Index (reflects
   no deduction for fees,
   expenses or taxes)       [____]    [____]         [____]

* Performance between December 29, 2000 to December 21, 2001 and December 21, 2001 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

** Since inception of the predecessor fund on December 29, 2000. Benchmark returns since November 30, 2000 (benchmark returns available only on a month end basis)

                              SHORT-TERM BOND FUND


FUND SUMMARY

INVESTMENT GOAL                 High current income, while preserving capital

INVESTMENT FOCUS                Short-term investment grade fixed income
                                securities.

SHARE PRICE VOLATILITY          Low

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify securities that offer a
                                comparably better return than similar securities for a given level of credit risk

INVESTOR PROFILE                Income oriented investors who are willing to
                                accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY


Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities.


In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.


Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."





PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997     6.46%
1998     6.73%
1999     0.76%
2000     7.39%
2001     7.33%
2002     2.47%
2003     2.30%
2004     0.76%
2005     1.34%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Citigroup 1 3 Year Government/Credit Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]    [____]    [____]
Fund Returns After Taxes on Distributions                 [____]    [____]    [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]    [____]    [____]
Citigroup 1 3 Year Government/Credit Index (reflects no
   deduction for fees, expenses or taxes)                 [____]    [____]    [____]

C Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]    [____]    [____]
Citigroup 1 3 Year Government/Credit Index (reflects no
   deduction for fees, expenses or taxes)                 [____]    [____]    [____]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1 3 Year Government/Credit Index is a widely recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     2.50%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                 0.40%       0.40%
Distribution and Service (12b-1) Fees    0.20%(1)    1.00%
Other Expenses                          [____]      [____]
                                        ------      ------
Total Annual Operating Expenses(2)      [____]      [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.23% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.20% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]    [____]    [____]

Fund Returns After Taxes on Distributions                 [____]    [____]    [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]    [____]    [____]
Citigroup 1 3 Year Government/Credit Index (reflects no
   deduction for fees, expenses or taxes)                 [____]    [____]    [____]

                    SHORT TERM U.S. TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL

High current income, while preserving capital

INVESTMENT FOCUS

Short term U.S. Treasury securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE

Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short Term U.S. Treasury Securities Fund invests exclusively in short term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years. The Fund offers investors the opportunity to capture the advantage of investing in short term bonds over money market instruments. Generally, short term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk.

The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day to day investment decisions for the Fund with a view toward maximizing total return. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade off.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities ("TIPS") can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."





PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    5.70%
1998    6.09%
1999    2.55%
2000    6.48%
2001    6.39%
2002    4.36%
2003    1.20%
2004    0.01%
2005    1.20%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Citigroup 1 3 Year Treasury Index and the Citigroup 6 Month Treasury Bill Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                                1 Year   5 Years   10 Years
--------                                                ------   -------   --------
Fund Returns Before Taxes                               [____]    [____]    [____]
Fund Returns After Taxes on Distributions               [____]    [____]    [____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]    [____]

Citigroup 1 3 Year Treasury Index (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]    [____]
Citigroup 6 Month Treasury Bill Index (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]    [____]

C Shares                                                1 Year   5 Years   10 Years
--------                                                ------   -------   --------
Fund Returns Before Taxes                               [____]    [____]    [____]
Citigroup 1 3 Year Treasury Index (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]    [____]
Citigroup 6 Month Treasury Bill Index (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]    [____]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1 3 Year Treasury Index is a widely recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6 Month Treasury Bill Index is a widely recognized index of the 6 month U.S. Treasury Bills.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     2.50%      None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**              None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                  0.40%      0.40%
Distribution and Service (12b-1) Fees     0.18%      1.00%
Other Expenses                           [____]     [____]
                                         -----      -----
Total Annual Operating Expenses(1)       [____]     [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the levels shown below. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [____] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                1 Year   5 Years   10 Years
--------                                                ------   -------   --------
Fund Returns Before Taxes                               [____]    [____]    [____]
Fund Returns After Taxes on Distributions               [____]    [____]    [____]

Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                          [____]    [____]    [____]
Citigroup 1 3 Year Treasury Index (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]    [____]
Citigroup 6 Month Treasury Bill Index (reflects no
   deduction for fees, expenses or taxes)               [____]    [____]    [____]

                              STRATEGIC INCOME FUND

FUND SUMMARY

INVESTMENT GOALS

     PRIMARY

     Current income

     SECONDARY

     Preservation of capital

INVESTMENT FOCUS

High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers

SHARE PRICE VOLATILITY

Moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market

INVESTOR PROFILE

Investors who seek high current income with reduced risk of share price volatility

INVESTMENT STRATEGY


The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate obligations, government securities, and floating rate loans. The Fund may invest in U.S. and non-U.S. debt obligations, including emerging market debt. The minimum average credit quality of the fixed income securities in which the Fund invests will be BBB as rated by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. The Fund may also invest a portion of its assets in securities that are restricted as to resale.


In selecting corporate debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.


Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

U.S. Treasury securities are considered to be among the safest investments, however, they are not guaranteed against price movements due to changing interest rates. Treasury inflation protected securities ("TIPS") can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows the changes in performance of the Fund's C Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

2002    3.08%
2003   10.91%
2004   10.07%
2005    2.27%
2006    [___]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [__]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of a Hybrid 34/33/33 Blend of the Merrill Lynch AAA U.S. Treasury/Agency Master Index, Merrill Lynch U.S. High Yield Master II Index and the Merrill Lynch Global Government Bond II ex U.S. Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the C Shares. After tax returns for other classes will vary.

A Shares                                                   1 Year   5 Years   Since Inception*
--------                                                   ------   -------   ----------------
Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [____]   [_____]        [_____]
Hybrid 34/33/33 Blend of the Following Market Benchmarks   [____]   [_____]        [_____]
Merrill Lynch AAA U.S. Treasury/Agency Master  Index
   (reflects no deduction for fees, expenses or taxes)     [____]   [_____]        [_____]
Merrill Lynch U.S. High Yield Master II Index (reflects
   no deduction  for fees, expenses or  taxes)             [____]   [_____]        [_____]
Merrill Lynch Global Government Bond II ex U.S. Index
   (reflects no  deduction for fees,  expenses or taxes)   [____]   [_____]        [_____]

* Since inception of the A Shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

C Shares                                                   1 Year   5 Years   Since Inception*
--------                                                   ------   -------   ----------------
Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Hybrid 34/33/33 Blend of the Following Market Benchmarks   [____]   [_____]        [_____]

Merrill Lynch AAA U.S. Treasury/Agency Master  Index
   (reflects no deduction for fees, expenses or taxes)     [____]   [_____]        [_____]
Merrill Lynch U.S. High Yield Master II Index (reflects
   no deduction  for fees, expenses or  taxes)             [____]   [_____]        [_____]
Merrill Lynch Global Government Bond II ex U.S. Index
   (reflects no  deduction for fees,  expenses or taxes)   [____]   [_____]        [_____]

*    Since inception of the C Shares on November 30, 2001.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely recognized, market value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely recognized, broad based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%

* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                0.60%        0.60%
Distribution and Service (12b-1) Fees   0.30%(1)     1.00%
Other Expenses                          [__]         [__]
                                        ----         ----
Total Annual Operating Expenses(2)      [__]         [__]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [__________] the tables below reflect the Fund's results calculated without sales charges.

A Shares                                                   1 Year   5 Years   Since Inception*
--------                                                   ------   -------   ----------------
Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [____]   [_____]        [_____]
Hybrid 34/33/33 Blend of the Following Market Benchmarks   [____]   [_____]        [_____]
Merrill Lynch AAA U.S. Treasury/Agency Master  Index
   (reflects no deduction for fees, expenses or taxes)     [____]   [_____]        [_____]
Merrill Lynch U.S. High Yield Master II Index (reflects
   no deduction  for fees, expenses or  taxes)             [____]   [_____]        [_____]
Merrill Lynch Global Government Bond II ex U.S. Index
   (reflects no  deduction for fees,  expenses or taxes)   [____]   [_____]        [_____]

* Since inception of the A Shares on October 8, 2003. Benchmark returns since September 30, 2003 (benchmark returns available only on a month end basis).

                             TOTAL RETURN BOND FUND


FUND SUMMARY

INVESTMENT GOAL                 Total return that consistently exceeds the total
                                return of the broad U.S. investment grade bond market

INVESTMENT FOCUS                Investment grade debt securities

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Invest in fixed income securities with an
                                emphasis on corporate and mortgage-backed securities

INVESTOR PROFILE                Investors who want to receive income from their
                                investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY


The Total Return Bond Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.


The Adviser anticipates that the Fund's modified adjusted duration will generally range from 3 to 6 years, similar to that of the Lehman Brothers Aggregate Bond Index, the Fund's comparative benchmark. In selecting investments for the Fund, the Adviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.


The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.


U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the Class I Shares and Class P Shares, respectively, of the Seix Core Bond Fund, the Fund's predecessor. The performance of the predecessor fund's Class I Shares has not been adjusted to reflect the Fund's A Share expenses. If it had been, the performance would have been lower.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1998    7.81%
1999    0.53%
2000   10.40%
2001    6.83%
2002    7.23%
2003    4.58%
2004    4.26%
2005    1.82%
2006   [___]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [_____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers U.S. Aggregate Index. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for the Fund's Class A Shares. After tax returns for other classes will vary.

A Shares*                                                  1 Year   5 Years   Since Inception**
---------                                                  ------   -------   -----------------
Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions                  [____]   [_____]        [_____]

Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [____]   [_____]        [_____]
Lehman Brothers U.S. Aggregate Index (reflects no
   deduction for fees, expenses or taxes)                  [____]   [_____]        [_____]

* Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

**   Since inception of the predecessor fund on December 30, 1997.

C Shares*                                                  1 Year   5 Years   Since Inception**
---------                                                  ------   -------   -----------------
Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Lehman Brothers U.S. Aggregate Index (reflects no
   deduction for fees, expenses or taxes)                  [____]   [_____]        [_____]

* Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

**   Since inception of the predecessor fund on December 30, 1997.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Aggregate Index is a widely recognized index of U.S. Treasury and agency securities, corporate bond issues, mortgage backed securities, asset backed securities and corporate mortgage backed securities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%

* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                  0.25%      0.25%
Distribution and Service (12b-1) Fees     0.25%      1.00%
                                          ----       ----
Other Expenses                            [__]       [__]
Total Annual Operating Expenses           [__]       [__]

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [__________] the table below reflects the Fund's results calculated without sales charges.

A Shares*                                                  1 Year   5 Years   Since Inception**
---------                                                  ------   -------   -----------------
Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [____]   [_____]        [_____]

Lehman Brothers U.S. Aggregate Index (reflects no
   deduction for fees, expenses or taxes)                  [____]   [_____]        [_____]

* Performance between December 30, 1997 to January 25, 2002 and January 25, 2002 to October 11, 2004 is that of the predecessor fund's Class I Shares and Class P Shares, respectively.

**   Since inception of the predecessor fund on December 30, 1997.

                         U.S. GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL

High current income, while preserving capital

INVESTMENT FOCUS

Mortgage backed securities and U.S. Treasury obligations

SHARE PRICE VOLATILITY

Low to moderate

PRINCIPAL INVESTMENT STRATEGY

Attempts to increase income without adding undue risk

INVESTOR PROFILE

Conservative investors who want to receive income from their investment

INVESTMENT STRATEGY


The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage- backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will lose value because of increases in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    8.60%
1998    7.74%
1999    1.49%
2000   10.50%
2001    6.61%
2002    9.23%
2003    0.87%
2004    3.02%
2005    1.67%
2006   [___]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [__]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average total returns for the periods ended December 31, 2006, to those of the Merrill Lynch Government/Mortgage Custom Index and the Lehman Brothers Intermediate U.S. Government Bond Index. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only the A Shares. After tax returns for other classes will vary.

A Shares                                                   1 Year   5 Years   10 Years
--------                                                   ------   -------   --------
Fund Returns Before Taxes                                  [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions                  [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [____]   [_____]    [_____]

Merrill Lynch Government/Mortgage Custom Index
   (reflects no deduction for fees, expenses or taxes)     [____]   [_____]    [_____]
Lehman Brothers Intermediate U.S. Government Bond Index
   (reflects no deduction for fees, expenses or taxes)     [____]   [_____]    [_____]

C Shares                                                   1 Year   5 Years   10 Years
--------                                                   ------   -------   --------
Fund Returns Before Taxes                                  [____]   [_____]    [_____]
Merrill Lynch Government/Mortgage Custom Index
   (reflects no deduction for fees, expenses or taxes)     [____]   [_____]    [_____]
Lehman Brothers Intermediate U.S. Government Bond Index
   (reflects no deduction for fees, expenses or taxes)     [____]   [_____]    [_____]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights (i) the Merrill Lynch Government Master Index, which is a widely recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely recognized index comprised of mortgage backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized, market value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset value)**               None       1.00%


* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."

** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                 0.50%       0.50%
Distribution and Service (12b-1) Fees    0.30%(1)    1.00%
Other Expenses                          [____]      [____]
                                        -----       -----
Total Annual Operating Expenses(2)      [____]      [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [__________] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                  1 Year   5 Years   10 Years
--------                                                  ------   -------   --------
Fund Returns Before Taxes                                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions                 [____]   [_____]    [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                            [____]   [_____]    [_____]
Merrill Lynch Government/Mortgage Custom Index
   (reflects no deduction for fees, expenses or taxes)    [____]   [_____]    [_____]
Lehman Brothers Intermediate U.S. Government Bond Index
   (reflects no deduction for fees, expenses or taxes)    [____]   [_____]    [_____]

                    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income exempt from federal and Virginia income tax, consistent with preservation of capital

INVESTMENT FOCUS

Virginia municipal securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to limit risk by investing in investment grade municipal securities with an intermediate average maturity

INVESTOR PROFILE

Virginia residents who want income exempt from federal and state income taxes

INVESTMENT STRATEGY

Under normal circumstances, the Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal and Virginia income taxes. In addition, the Fund may invest up to 20% of its net assets in certain taxable debt securities. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions.

In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

1997    7.24%
1998    5.32%
1999    2.43%
2000    9.35%
2001    4.50%
2002    7.83%
2003    3.78%
2004    2.50%
2005    2.20%
2006   [____]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[_____]   [_____]   [_____]   [_____]

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Lehman Brothers 5 Year Municipal Bond Index and the Lipper Other States Intermediate Municipal Debt Funds Objective. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for the A Shares. After tax returns for other classes will vary.

A Shares                                                   1 Year   5 Years   Since Inception10
--------                                                   ------   -------   -----------------
Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions                  [____]   [_____]        [_____]

Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [____]   [_____]        [_____]
Lehman Brothers 5 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)               [____]   [_____]        [_____]
Lipper Other States Intermediate Municipal Debt Funds
   Objective (reflects no deduction for taxes)             [____]   [_____]        [_____]

WHAT IS AN INDEX/OBJECTIVE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index composed of tax exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     4.75%      None
Maximum Deferred Sales Charge (as a percentage of net asset  value)**              None      1.00%



* This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."


** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                  0.55%      0.55%

Distribution and Service (12b-1) Fees     0.15%      1.00%
Other Expenses                           [____]     [____]
                                          ----       ----
Total Annual Operating Expenses(1)       [____]     [____]



(1) Effective August 1, 2006, the Adviser has contractually agreed to waive all or a portion of its fees and reimburse expenses until at least August 1, 2007 in order to limit Total Operating Expenses to the following levels:


A SHARES   C SHARES
--------   --------
  0.75%      1.60%

If at any point before August 1, 2009, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]   [_____]   [_____]   [______]
C Shares   [____]   [_____]   [_____]   [______]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS

Unlike the Average Annual Total Returns on page [__________] the table below reflects the Fund's results calculated without sales charges.

A Shares                                                   1 Year   5 Years   Since Inception10
--------                                                   ------   -------   -----------------

Fund Returns Before Taxes                                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions                  [____]   [_____]        [_____]
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                             [____]   [_____]        [_____]
Lehman Brothers 5 Year Municipal Bond Index (reflects
   no deduction for fees, expenses or taxes)               [____]   [_____]        [_____]
Lipper Other States Intermediate Municipal Debt Funds
   Objective (reflects no deduction for taxes)             [____]   [_____]        [_____]

                           MORE INFORMATION ABOUT RISK

BELOW INVESTMENT GRADE RISK

High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short Term Bond Fund
Strategic Income Fund


Total Return Bond Fund


High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds


Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or speculation purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

-    There may not be a liquid secondary market for derivatives.

-    Trading restrictions or limitations may be imposed by an exchange.

-    Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.


EMERGING MARKETS RISK




High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Strategic Income Fund


Total Return Bond Fund


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


FIXED INCOME RISK




All Funds

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.


An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.


FLOATING RATE LOAN RISK




High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund

Strategic Income Fund


Total Return Bond Fund


As fixed income securities, investments in floating rate loans are subject to interest rate risk, but that risk is less because the interest rate of the loan adjusts periodically. As debt securities, investments in floating rate loans are subject to credit risk. Many floating rate loans are in unrated or lower credit rated securities. When a security is unrated, a Fund must rely more heavily on the analytical ability of the Adviser. Many floating rate loan investments share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. A floating rate loan also may not be fully collateralized, although one lending institution will often be required to monitor collateral. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk.

A loan may not be fully collateralized which may cause the loan to decline significantly in value, although one lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral.

Certain portfolio managers and other personnel of the Adviser may also manage similar investment portfolios of floating rate loans for another non investment adviser contracted affiliated business, Seix Structured Products, LLC ("SSP"). SSP is a subsidiary of SunTrust Bank and an affiliate of the Adviser, but not a client of the Adviser. In that role, this group purchases bank loans on behalf of SSP, for purposes of subsequent collateralized loan obligation ("CLO") transactions where the Adviser and its affiliate, SunTrust Capital Markets, Inc., will serve as collateral manager and as structuring agent/placement agent, respectively. The trustee and custodian of the CLO transactions are not affiliated entities of the Adviser or SunTrust Capital Markets. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO transactions. Each of these transactions is subject to the approval of the independent trustee of the CLO transaction. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO's Offering and Disclosure documents.

As a result of these multiple investment oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non adviser contracted businesses over a Fund, especially when allocating certain types of transactions. The Adviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

FOREIGN SECURITY RISK

High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Short-Term Bond Fund
Strategic Income Fund

Total Return Bond Fund


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE BACKED SECURITIES RISK

High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Term Federal Mortgage Securities Fund
Seix High Yield Fund


Short-Term Bond Fund


Strategic Income Fund


Total Return Bond Fund


U.S. Government Securities Fund

Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage backed securities, and therefore, to assess the volatility risk of a Fund.

MUNICIPAL ISSUER RISK

Georgia Tax Exempt Bond Fund


High Grade Municipal Bond Fund


Investment Grade Tax Exempt Bond Fund

Maryland Municipal Bond Fund
North Carolina Tax Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities.




In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK

Georgia Tax Exempt Bond Fund


High Grade Municipal Bond Fund


Maryland Municipal Bond Fund
North Carolina Tax Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

To the extent that a Fund's investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.


SECURITIES LENDING RISK

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund's expenses.


INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco Capital Management, Inc., manages the following STI Classic Funds: Total Return Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund and U.S. Government Securities Fund, and is located at 10 Mountainview Road, Suite C 200, Upper Saddle River, NJ 07458. As of June 30, 2007, Trusco had approximately $[____] billion in assets under management.


For the fiscal year ended March 31, 2006, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:


Georgia Tax Exempt Bond Fund                    [____]%
High Grade Municipal Bond Fund                  [____]%
High Income Fund                                [____]%
Intermediate Bond Fund                          [____]%
Investment Grade Bond Fund                      [____]%
Investment Grade Tax Exempt Bond Fund           [____]%
Limited Term Federal Mortgage Securities Fund   [____]%
Maryland Municipal Bond Fund                    [____]%
North Carolina Tax Exempt Bond Fund             [____]%*
Seix Floating Rate High Income Fund             [____]%*
Seix High Yield Fund                            [____]%
Short Term Bond Fund                            [____]%
Short Term U.S. Treasury Securities Fund        [____]%
Strategic Income Fund                           [____]%
Total Return Bond Fund                          [____]%
U.S. Government Securities Fund                 [____]%
Virginia Intermediate Municipal Bond Fund       [____]%*


* The Adviser has contractually agreed to waive fees and reimburse expenses of the North Carolina Tax Exempt Bond Fund, the Seix Floating Rate High Income Fund and the Virginia Intermediate Municipal Bond Fund until at least August 1, 2008 in order to keep total operating expenses from exceeding the applicable expense cap. If at any point before August 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The following breakpoints are used in computing the advisory fee:

AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $500 million             None - Full Fee
Next $500 million                    5%
Over $1 billion                     10%

Based on average daily net assets for the fiscal year ended March 31, 2007, the asset level of the following Funds had reached a breakpoint in the advisory fee.* Had the Fund's asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

[To be updated]

* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the new advisory breakpoints.


A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' annual report to shareholders for the period ended March 31, 2007.


The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1 888 STI FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day to day management of the Funds.

Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co managed the LIMITED TERM FEDERAL MORTGAGE SECURITIES FUND and the U.S. GOVERNMENT SECURITIES FUND since July 2004. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 19 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Mr. Calvert has more than 28 years of investment experience.

Mr. Chris Carter, CFA, has served as Vice President since joining Trusco in July 2003. He has managed the GEORGIA TAX EXEMPT BOND FUND since August 2003 and the NORTH CAROLINA TAX EXEMPT BOND FUND since March 2005. Prior to joining Trusco, Mr. Carter served as Portfolio Manager and Fixed Income Trader of Evergreen Investment Management Company from January 2002 to July 2003, after serving as Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. He has more than 15 years of investment experience.

Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. Mr. Corner has co managed the SHORT TERM BOND FUND since January 2003. He has more than 19 years of investment experience.

Mr. George Goudelias has served as Managing Director since joining Trusco in May 2004. He has co managed the HIGH INCOME FUND since July 2004. He also has co managed the SEIX FLOATING RATE HIGH INCOME FUND and SEIX HIGH YIELD FUND since their inception. Prior to joining Trusco, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc. from February 2001 to May 2004. He has more than 20 years of investment experience.

Mr. Michael McEachern, CFA, has served as Managing Director since joining Trusco in May 2004. He has co managed the HIGH INCOME FUND and the STRATEGIC INCOME FUND since July 2004. He also has co managed the SEIX FLOATING RATE HIGH INCOME FUND and SEIX HIGH YIELD FUND since their inception, after serving as the portfolio manager for the Seix High Yield Fund's predecessor fund. Prior to joining Trusco, Mr. McEachern served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from June 1997 to May 2004. He has more than 21 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co managed the SHORT TERM BOND FUND since January 2003 and the SHORT TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 24 years of investment experience.

Mr. Brian Nold has served as a Senior High Yield Analyst since joining Trusco in May 2004. He has co managed the HIGH INCOME FUND since August 2006. Prior to joining Trusco, Mr. Nold served as a Senior High Yield Analyst at Seix Investment Advisors, Inc. from March 2003 to May 2004. He has more than 6 years of investment experience.


Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000. He has managed the High Grade Municipal BOND FUND and INVESTMENT GRADE TAX EXEMPT BOND FUND since their inception. He has more than 25 years of investment experience.


Mr. Chad Stephens has served as Vice President of Trusco since December 2000, and has co managed the SHORT TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Stephens was Vice President MBS Trader at Wachovia Securities from June 1990 to October 2000. He has more than 15 years of investment experience.


Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co managed the INVESTMENT GRADE BOND FUND, LIMITED TERM FEDERAL MORTGAGE SECURITIES FUND and U.S. GOVERNMENT SECURITIES FUND since July 2004. He also has co managed the TOTAL RETURN BOND FUND and the INTERMEDIATE BOND FUND since their inception, after serving as a Portfolio Manager for each Fund's predecessor fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Talty served as

President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He had more than 25 years of investment experience.


Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co managed the INVESTMENT GRADE BOND FUND since July 2004. He has also co managed the TOTAL RETURN BOND FUND and the INTERMEDIATE BOND FUND since their inception, after serving as a Portfolio Manager for each Fund's predecessor Fund, the Seix Core Bond Fund and Seix Intermediate Bond Fund, respectively. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 20 years of investment experience.


Mr. Adrien Webb, CFA, has served as Managing Director since joining Trusco in May 2004. He has co managed the STRATEGIC INCOME FUND since October 2004. Prior to joining Trusco, Mr. Webb served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 2000 to May 2004. He has more than 11 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of the STI Classic Funds.

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, third party checks, travelers' checks, money orders, bank starter checks or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). The Adviser reserves the right to open the Funds when the Federal Reserve Bank of New York and/or principal bond markets are open, even if the NYSE is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form plus any applicable sales charges. Each Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern time. If the NYSE closes early such as on days in advance of certain holidays the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS      DOLLAR AMOUNT
-----      -------------
A Shares   $2,000
C Shares   $5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of the Short Term U.S. Treasury Securities Fund requested in an amount of $100,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of the Limited Term Federal Mortgage Securities Fund or the Short Term Bond Fund requested in an amount of $250,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of any other Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

                             CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account. In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

                                  SALES CHARGES

FRONT END SALES CHARGES

A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front end sales charge. The amount of any front end sales charge included in your offering price varies, depending on the amount of your investment:

Total Return Bond Fund



High Grade Municipal Bond Fund


Georgia Tax Exempt Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund Strategic Income Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund

                                        YOUR SALES CHARGE AS A          YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:              PERCENTAGE OF OFFERING PRICE*   PERCENTAGE OF YOUR NET INCOME
----------------------              -----------------------------   -----------------------------
Less than $50,000                               4.75%                           4.99%
$50,000 but less than $100,000                  4.50%                           4.71%
$100,000 but less than $250,000                 3.50%                           3.63%
$250,000 but less than $500,000                 2.50%                           2.56%
$500,000 but less than $1,000,000               2.00%                           2.04%
$1,000,000 and over                             None                            None

* The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Limited Term Federal Mortgage Securities Fund
Short Term Bond Fund
Short Term U.S. Treasury Securities Fund

                                        YOUR SALES CHARGE AS A          YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:              PERCENTAGE OF OFFERING PRICE*   PERCENTAGE OF YOUR NET INCOME
----------------------              -----------------------------   -----------------------------
Less than $50,000                               2.50%                           2.56%
$50,000 but less than $100,000                  2.25%                           2.30%
$100,000 but less than $250,000                 2.00%                           2.04%
$250,000 but less than $500,000                 1.75%                           1.78%
$500,000 but less than $1,000,000               1.50%                           1.52%
$1,000,000 and over                             None                            None

* The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE - A SHARES

The front-end sales charge will be waived on A Shares purchased:

     -    through reinvestment of dividends and distributions;

     -    through an account managed by an affiliate of the Adviser;

     - by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

     - by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including stepchildren) under the age of 21 years), of the Adviser and its affiliates;

     - by current STI Classic Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

     - by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

     - through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

     -    by Trustees of the STI Classic Funds.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re paying the front end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES - A SHARES

RIGHTS OF ACCUMULATION.

In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing. You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

LETTER OF INTENT.

A Letter of Intent allows you to purchase shares over a 13 month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE.

When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") - C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first in, first out ("FIFO") method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares purchased through the reinvestment of dividends or capital distributions or to the exchange of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

     - Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

               - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

               -    You die or become disabled after the account is opened;

               - Redemption must be made within 1 year of such death/disability;

               - The Funds must be notified in writing of such death/disability at time of redemption request;

               - The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

     -    Shares purchased through dividend and capital gains reinvestment.

     -    Participation in the Systematic Withdrawal Plan described below:

               - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

               - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

               - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

     - Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account ("IRA"). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

     - Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

     - Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request in proper form, plus the front end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds. Shareholders who purchased shares directly from the Funds may sell their Fund shares by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    ACH

A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder;

     - sent to an address or bank account other than the address or bank account of record; or

     - sent to an address or bank account of record that has been changed within the last 15 calendar days.

*MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares, any applicable CDSC.







SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a larger redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

CLASS      DOLLAR AMOUNT
-----      -------------
A Shares   $2,000
C Shares   $5,000 ($2,000 for IRA accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.







A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

     -    redemption checks must be made payable to the registered shareholder;
          and

     - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short term trading. This frequent trading into and out of the Funds may present risks to the Funds' long term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV. The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     - Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

     - The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.




The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries to aid in their effort to detect and deter frequent trading. If an intermediary notifies a Fund, or the Fund otherwise becomes aware, that frequent trading activity has been detected, the Fund will request the intermediary to take steps to prevent any future frequent trading by such individual. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track frequent trading effected through these intermediaries. The Funds have the right to terminate an intermediary's ability to invest in the Funds if excessive trading activity persists and the Funds or their Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage frequent trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds' market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.




DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund's distribution plan authorizes payment of up to the amount shown under "Maximum Fee" in the table below. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under "Current Approved Fee" in the table below. Fees are shown as a percentage of the average daily net assets of the Fund's A Shares.


                                                           Current
                                                Maximum   Approved
                                                  Fee        Fee
                                                -------   --------
Total Return Bond Fund                           0.25%      0.25%
High Grade Municipal Bond Fund                   0.18%      0.15%
Georgia Tax Exempt Bond Fund                     0.18%      0.15%
High Income Fund                                 0.30%      0.30%
Intermediate Bond Fund                           0.25%      0.25%
Investment Grade Bond Fund                       0.35%      0.30%
Investment Grade Tax Exempt Bond Fund            0.35%      0.30%
Limited Term Federal Mortgage Securities Fund    0.23%      0.20%
Maryland Municipal Bond Fund                     0.15%      0.15%
North Carolina Tax Exempt Bond Fund              0.15%      0.15%
Seix Floating Rate High Income Fund              0.35%      0.30%
Seix High Yield Fund                             0.25%      0.25%
Short Term Bond Fund                             0.23%      0.20%
Short Term U.S. Treasury Securities Fund         0.18%      0.18%
Strategic Income Fund                            0.35%      0.30%
U.S. Government Securities Fund                  0.35%      0.30%
Virginia Intermediate Municipal Bond Fund        0.15%      0.15%


For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of a Fund's C Shares. The distributor may provide financial assistance in connection with pre approved seminars, conferences and advertising to the extent permitted by applicable state or self regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Statement of Additional Information. Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Long term capital gains are currently taxed at a maximum rate of 15%. Capital gains distributions are generally taxable at the rates applicable to long term capital gains. Absent further legislation, the maximum 15% tax rate on long term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE. A TRANSFER

FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

If you have a tax advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.


The High Grade Municipal Bond Fund, Georgia Tax Exempt Bond Fund, Investment Grade Tax Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund intend to distribute federally tax exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

Except for those certain Funds that expect to distribute federally tax exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund and the Short Term Bond Fund expect that some portion of each Fund's distributions will be so derived. Many states grant tax free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [____] except the information for the period ended May 31, 2004 for the North Carolina Tax Exempt Bond Fund, and the information for each of the three years (or periods) ended October 31, 2003 for the Total Return Bond Fund, Intermediate Bond Fund and Seix High Yield Fund, which has been audited by predecessor independent accounting firms, one of which has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.


[To be updated]

INVESTMENT ADVISER: Trusco Capital Management, Inc. 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI ANNUAL REPORTS: These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI ANNUAL REPORT, OR MORE INFORMATION:

     TELEPHONE: 1 888 STI FUND

     MAIL: STI Classic Funds BISYS Fund Services Limited Partnership 3435 Stelzer Road Columbus, Ohio 43219

     WEBSITE: www.sticlassicfunds.com

SEC: You can also obtain the SAI or the Annual and Semi Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202 942 8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549 0102. You may also obtain this information, upon payment of a duplicating fee, by e mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811 06557

                                STI CLASSIC FUNDS

                                    I SHARES

                                   PROSPECTUS

STI CLASSIC BOND FUNDS

Limited Duration Fund
Ultra-Short Bond Fund
U.S. Government Securities Ultra-Short Bond Fund

Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")

                                 AUGUST 1, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of each Fund ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Limited Duration Fund                                        [____]
Ultra-Short Bond Fund                                        [____]
U.S. Government Securities Ultra-Short Bond Fund             [____]
More Information About Risk                                  [____]
More Information About Fund Investments                      [____]
Information About Portfolio Holdings                         [____]
Investment Adviser                                           [____]
Portfolio Managers                                           [____]
Purchasing, Selling and Exchanging Fund Shares               [____]
Market Timing Policies and Procedures                        [____]
Dividends and Distributions                                  [____]
Taxes                                                        [____]
Financial Highlights                                         [____]
Privacy Policy                                               [____]
How to Obtain More Information About the STI Classic Funds   [____]


August 1, 2007

FUND NAME                                            CLASS    INCEPTION*   TICKER     CUSIP
---------                                          --------   ----------   ------   ---------
Limited Duration Fund                              I Shares    10/11/04     SAMLX   78476A405
Ultra-Short Bond Fund                              I Shares     4/15/02     SISSX   784767642
U.S. Government Securities Ultra-Short Bond Fund   I Shares     4/11/02     SIGVX   784767634

* The performance included under "Performance Information" may include the performance of other classes of the Fund and/or predecessors of the Fund.

             RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser (or the Subadviser) invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's (or the Subadviser's) judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                              LIMITED DURATION FUND

FUND SUMMARY

INVESTMENT GOAL

Current income, while preserving liquidity and principal

INVESTMENT FOCUS

Short-term U.S. dollar-denominated, investment grade fixed income securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal

INVESTOR PROFILE

Investors who want to receive income from their investment

INVESTMENT STRATEGY

The Limited Duration Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. In deciding which securities to buy and sell, the Adviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.

Because securities tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the Class I Shares of the Seix Limited Duration Fund, the Fund's predecessor, which began operations on October 25, 2002.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

2003     0.97%
2004     1.20%
2005     3.20%
2006   [____]%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Merrill 3-Month Treasury Bill Index. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES*                             1 YEAR   SINCE INCEPTION*
---------                             ------   ----------------
Limited Duration Fund                 [____]        [____]
Merrill 3 Month Treasury Bill Index   [____]        [____]

* Since inception of the predecessor fund on October 25, 2002. Benchmark returns since September 30, 2002 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill 3-Month Treasury Bill Index is a widely-recognized index based on the 3 month U.S. Treasury bills.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                     I Shares
                                     --------
Investment Advisory Fees                0.10%
Other Expenses                        [____]
                                      ------
Total Annual Operating Expenses(1)    [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                              ULTRA-SHORT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS

Short duration investment grade money market and fixed income securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE

Conservative investors seeking to maximize income consistent with limited share price volatility

INVESTMENT STRATEGY

Under normal circumstances, the Ultra-Short Bond Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.

In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Adviser may retain securities if the rating of the security falls below investment grade and the Adviser deems retention of the security to be in the best interests of the Fund.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price ("NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.


Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.


U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund's I Shares from year to year.*


2003     1.16%
2004     1.22%
2005     3.00%
2006   [____]%


  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Citigroup 6-Month Treasury Bill Index, the iMoneyNet First Tier Institutional Average and Lipper Ultra-Short Obligation Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                                           1 YEAR   SINCE INCEPTION*
--------                                           ------   ----------------
Ultra-Short Bond Fund                              [____]        [____]
Citigroup 6-Month Treasury Bill Index              [____]        [____]
iMoneyNet, Inc. First Tier Institutional Average   [____]        [____]
Lipper Ultra-Short Obligation Funds Average        [____]        [____]

* Since inception of the I Shares on April 15, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX/AVERAGE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. The iMoneyNet, Inc. First Tier Institutional Average is a widely recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies. The Lipper Ultra-Short Obligation Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                     I Shares
                                     --------
Investment Advisory Fees                0.22%
Other Expenses                        [____]
                                      ------
Total Annual Operating Expenses(1)    [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

FUND SUMMARY

INVESTMENT GOAL

High current income consistent with preserving capital and maintaining liquidity

INVESTMENT FOCUS

Short duration U.S. government securities

SHARE PRICE VOLATILITY

Low

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify short duration U.S. government securities that offer a comparably better return potential and yield than money market funds

INVESTOR PROFILE

Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities

INVESTMENT STRATEGY


Under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.


In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price per share (net asset value or "NAV") of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize

NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, the Fund's performance may be more volatile than if it did not hold these securities.

U.S. government securities can exhibit price movements resulting from changes in interest rates. Treasury inflation protected securities ("TIPS") can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Certain U.S. government securities are backed by the full faith and credit of the U.S. Government, while others are backed by the ability of the issuing entity to borrow from the U.S. Treasury or by the issuing entity's own resources.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

2003     0.72%
2004     1.81%
2005     2.45%
2006   [____]%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Citigroup 6 Month Treasury Bill Index, iMoneyNet Government Institutional Average, and Lipper Ultra-Short Obligations Funds Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.

I SHARES                                           1 YEAR   SINCE INCEPTION*
--------                                           ------   ----------------
U.S. Government Securities Ultra-Short Bond Fund   [____]        [____]
Citigroup 6-Month Treasury Bill Index              [____]        [____]
iMoneyNet, Inc. Government Institutional Average   [____]        [____]
Lipper Ultra-Short Obligation Funds Average        [____]        [____]

* Since inception of the I Shares on April 11, 2002. Benchmark returns since March 31, 2002 (benchmark returns available only on a month end basis).

WHAT IS AN INDEX/AVERAGE?

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury Bills. An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or securities issued by agencies of the U.S. Government. The Lipper Ultra-Short Obligations Funds Average consists of funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                     I Shares
                                     --------
Investment Advisory Fees                0.20%
Other Expenses                        [____]
                                      ------
Total Annual Operating Expenses(1)    [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses to the level shown below. These waivers may be discontinued at any time.


                                                   I Shares
                                                   --------
U.S. Government Securities Ultra-Short Bond Fund     0.28%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                           MORE INFORMATION ABOUT RISK

BELOW INVESTMENT GRADE RISK

Limited Duration Fund
Ultra-Short Bond Fund

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time attempting to maintain liquidity. These positions may be established for hedging or speculation purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

-    There may not be a liquid secondary market for derivatives.

-    Trading restrictions or limitations may be imposed by an exchange.

-    Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

Credit default swaps can increase a Fund's exposure to credit risk and could result in losses if the Adviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

EXCHANGE TRADED FUND RISK

All Funds

The Funds may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

All Funds

The prices of a Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

FOREIGN SECURITY RISKS

Limited Duration Bond
Ultra-Short Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund's foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORTGAGE-BACKED SECURITY RISK

Ultra-Short Bond Fund
U.S. Government Securities Ultra-Short Bond Fund

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the likelihood that a change in the general level of interest rates will impact the magnitude and timing of any prepayments of the underlying mortgage loans. As a result, it may not be possible to accurately determine in advance the actual maturity date or average life of a mortgage-backed security. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of a portfolio including mortgage-backed securities, and therefore, to assess the volatility risk of a Fund.

SECURITIES LENDING RISK

All Funds


A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. Each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a

Fund cannot guarantee that it will achieve its investment goal.


When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund's expenses.


INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, ("Trusco" or the "Adviser") serves as the investment adviser to the Funds. Seix Advisors, a fixed income division of Trusco Capital Management, Inc., manages the Limited Duration Fund and is located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458. As of June 30, 2007, the Adviser had approximately $[ ] billion in assets under management.



For the fiscal year ended March 31, 2007, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:



Limited Duration Fund                              [____]%
Ultra-Short Bond Fund                              [____]%
U.S. Government Securities Ultra-Short Bond Fund   [____]%



The following breakpoints are used in computing the advisory fee:


AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $500 million         None - Full Fee
Next $500 million           5%
Over $1 billion            10%

Based on average daily net assets for the fiscal year ended March 31, 2006, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:


[To be updated]


* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.


A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' annual report to shareholders for the period ended March 31, 2007.

The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Andrew Atkins has served as Equity Portfolio Analyst at Trusco since August 2000. He has co-

Mr. Joseph Calabrese, CFA, has served as Managing Director since joining Trusco in May 2004. He has co-managed the LIMITED DURATION FUND since its inception, after serving as Portfolio Manager for the Fund's predecessor fund, the Seix Limited Duration Fund. Prior to joining Trusco, Mr. Calabrese served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from May 1997 to May 2004. He has more than 19 years of investment experience.

Mr. Robert W. Corner has served as Managing Director of Trusco since September 1996. He has co-managed the ULTRA-SHORT BOND FUND since July 2004, after managing the fund since its inception. Mr. Corner has also co-managed U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since July 2004, after managing it since it began operating in April 2002. He has more than 19 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the ULTRA-SHORT BOND FUND since July 2004 and the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 24 years of investment experience.

Mr. Chad Stephens has served as Vice President of Trusco since December 2000 and has co-managed the ULTRA-SHORT BOND FUND since August 2006 and the U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND since August 2006. He has more than 15 years of investment experience.

Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the LIMITED DURATION FUND since inception, after serving as Portfolio Manager for the Fund's predecessor Fund, the Seix Limited Duration Fund. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 25 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities in the Funds.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Funds.

Participants in retirement plans must contact their employee benefits office or their plan's administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan's policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

HOW TO PURCHASE FUND SHARES

The Funds offer I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

-    assets of a bona fide trust, or

-    assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?


You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). The Adviser reserves the right to open the Funds when the Federal Reserve Bank of New York and/or principal bond markets are open, even if the NYSE is closed.


The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund, a Fund or its authorized agent must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTIONS OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

IN-KIND PURCHASES

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request, in proper form.

A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder;

     - sent to an address or bank account other than the address or bank account of record; or

     - sent to an address or bank account of record that has been changed within the last 15 calendar days.

* MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Fund receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

-    redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of a Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.


The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries to aid in their effort to detect and deter frequent trading. If an intermediary notifies a Fund, or the Fund otherwise becomes aware, that frequent trading activity has been detected, the Fund will request the intermediary to take steps to prevent any future frequent trading by such individual. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track frequent trading effected through these intermediaries. The Funds have the right to terminate an intermediary's ability to invest in the Funds if excessive trading activity persists and the Funds or their Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage frequent trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds' market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.





DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser.

Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and pay these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of fund shares resulting in withdrawals from the plan are subject to special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [____], except the information for each of the three years (or periods) ended October 31, 2003 for the Limited Duration Fund. The Reports of the Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

INVESTMENT ADVISER: Trusco Capital Management, Inc. 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI ANNUAL REPORTS: These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI ANNUAL REPORT, OR MORE INFORMATION:

     TELEPHONE: 1 888 STI FUND

     MAIL: STI Classic Funds BISYS Fund Services Limited Partnership 3435 Stelzer Road Columbus, Ohio 43219

     WEBSITE: www.sticlassicfunds.com

SEC: You can also obtain the SAI or the Annual and Semi Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202 942 8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549 0102. You may also obtain this information, upon payment of a duplicating fee, by e mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811 06557

                               STI CLASSIC FUNDS

                                    A SHARES
                                    C SHARES

                                   PROSPECTUS

STI CLASSIC MONEY MARKET FUNDS

PRIME QUALITY MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")


                                 August 1, 2007


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the Money Market Funds ("Funds") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Prime Quality Money Market Fund                              [____]
Tax-Exempt Money Market Fund                                 [____]
U.S. Government Securities Money Market Fund                 [____]
U.S. Treasury Money Market Fund                              [____]
Virginia Tax-Free Money Market Fund                          [____]
More Information About Risk                                  [____]
More Information About Fund Investments                      [____]
Third Party Ratings                                          [____]
Investment Adviser                                           [____]
Portfolio Managers                                           [____]
Purchasing, Selling and Exchanging Fund Shares               [____]
Market Timing Policies and Procedures                        [____]
Dividends and Distributions                                  [____]
Taxes                                                        [____]
Financial Highlights                                         [____]
Privacy Policy                                               [____]
How to Obtain More Information About the STI Classic Funds   [____]


August 1, 2007

FUND NAME                                        CLASS    INCEPTION*   TICKER     CUSIP
---------                                      --------   ----------   ------   ---------
Prime Quality Money Market Fund                A Shares      6/8/92     SQIXX   784766206
Prime Quality Money Market Fund                C Shares     10/4/99     SQFXX   784767774
Tax-Exempt Money Market Fund                   A Shares      6/8/92     SEIXX   784766602
U.S. Government Securities Money Market Fund   A Shares      6/8/92     SUIXX   784766404
U.S. Treasury Money Market Fund                A Shares    11/12/03     SATXX   784767287
Virginia Tax-Free Money Market Fund            A Shares      5/5/93     CIAXX   784767600

             RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

                         PRIME QUALITY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL


As high a level of current income as is consistent with preservation of capital and liquidity


INVESTMENT FOCUS

Money market instruments

PRINCIPAL INVESTMENT STRATEGY

Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE


Conservative investors seeking current income through a liquid investment





INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.


For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


1997    4.97%
1998    4.92%
1999    4.56%
2000    5.86%
2001    3.54%
2002    1.26%
2003    0.49%
2004    0.66%
2005    2.55%
2006   [___]


  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the iMoneyNet, Inc. First Tier Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


A SHARES                                    1 YEAR   5 YEARS   10 YEARS
--------                                    ------   -------   --------
Prime Quality Money Market Fund             [____]    [____]    [____]
iMoneyNet, Inc. First Tier Retail Average   [____]    [____]    [____]

                                                                  SINCE
C SHARES                                    1 YEAR   5 YEARS   INCEPTION*
--------                                    ------   -------   ----------
Prime Quality Money Market Fund             [____]    [____]     [____]
iMoneyNet, Inc. First Tier Retail Average   [____]    [____]     [____]

* Since inception of the C Shares on October 4, 1999. Benchmark returns since September 30, 1999 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two of the recognized rating agencies. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 A Shares   C Shares
                                                                                 --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*     None       None
Maximum Deferred Sales Charge (as a percentage of net asset value)*                None       1.00%

* This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares   C Shares
                                        --------   --------
Investment Advisory Fees                 0.50%      0.50%
Distribution and Service (12b-1) Fees    0.15%(1)   0.25%
Other Expenses                           [____]     [____]
                                         ------     ------
Total Annual Operating Expenses(2)       [____]     [____]



(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.20% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

If you do not sell your shares at the end of the period:

           1 Year   3 Years   5 Years   10 Years
           ------   -------   -------   --------
A Shares   [____]    [____]    [____]    [____]
C Shares   [____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                          TAX-EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

High current interest income exempt from federal income taxes, while preserving capital and liquidity

INVESTMENT FOCUS

Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY

Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE

Conservative investors who want to receive current tax-exempt income from their investment

INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income taxes. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*

1996   2.94%
1997   3.11%
1998   2.90%
1999   2.69%
2000   3.57%
2001   2.13%
2002   0.79%
2003   0.42%
2004   0.63%
2005   1.80%

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


A SHARES                                  1 YEAR   5 YEARS   10 YEARS
--------                                  ------   -------   --------
Tax-Exempt Money Market Fund              [____]    [____]    [____]
iMoneyNet, Inc. Tax-Free Retail Average   [____]    [____]    [____]

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares
                                        --------
Investment Advisory Fees                   1.10%
Distribution and Service (12b-1) Fees      0.30%
Other Expenses                           [____]
                                         ------
Total Annual Operating Expenses(1)       [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL


High current income to the extent consistent with the preservation of capital and the maintenance of liquidity.


INVESTMENT FOCUS

U.S. Treasury and government agency securities, and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY

Attempts to increase income without adding undue risk by analyzing yields

INVESTOR PROFILE


Conservative investors seeking current income through a liquid investment.


INVESTMENT STRATEGY




The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


For further information about these and other risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


1997     4.85%
1998     4.73%
1999     4.26%
2000     5.56%
2001     3.52%
2002     1.20%
2003     0.40%
2004     0.61%
2005     2.41%
2006   [____]


  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the iMoneyNet, Inc. Government & Agencies Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


A SHARES                                              1 YEAR   5 YEARS   10 YEARS
--------                                              ------   -------   --------
U.S. Government Securities Money Market Fund          [____]    [____]    [____]
iMoneyNet, Inc. Government & Agencies Retail Average  [____]    [____]    [____]

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agencies Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                           A Shares
                                           --------
Investment Advisory Fees                      0.55%
Distribution and Service (12b-1) Fees(1)      0.15%
Other Expenses                              [____]
                                            ------
Total Annual Operating Expenses(2)          [____]

(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.17% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.



(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                         U.S. TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL


As high a level of current income as is consistent with preservation of capital and liquidity


INVESTMENT FOCUS

Money market instruments issued and guaranteed by the U.S. Treasury

PRINCIPAL INVESTMENT STRATEGY


Attempts to increase income without adding undue risk by analyzing yields


INVESTOR PROFILE


Conservative investors seeking current income through a liquid investment


INVESTMENT STRATEGY


The U.S. Treasury Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard and Poor's Corporation).

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


For further information about these and other risks, see "More Information About Risk."

PERFORMANCE INFORMATION




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*

2004    0.57%
2005    2.34%
2006   [____]

   BEST QUARTER       WORST QUARTER
-----------------   -----------------
[____]    [____]    [____]    [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


                                                             SINCE
A SHARES                                         1 YEAR   INCEPTION*
--------                                         ------   ----------
U.S. Treasury Money Market Fund                  [____]     [____]
iMoneyNet, Inc. Treasury & Repo Retail Average   [____]     [____]

* Since inception of the A Shares on November 12, 2003. Benchmark returns since October 31, 2003 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely- recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                        A Shares
                                        --------
Investment Advisory Fees                  0.54%
Distribution and Service (12b-1) Fees     0.15%

Other Expenses                           [____]
                                          ----
Total Annual Operating Expenses(1)       [____]



(1) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                       VIRGINIA TAX-FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity

INVESTMENT FOCUS

Virginia municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY

Attempts to increase income without added risk by analyzing credit quality

INVESTOR PROFILE

Virginia residents who want to receive current income exempt from federal and state income taxes

INVESTMENT STRATEGY

The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser intends to invest only in restricted securities that it believes present minimal liquidity risk.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.*


1997     3.07
1998     2.92
1999     2.71
2000     3.55
2001     2.14
2002     0.79
2003     0.45
2004     0.62
2005     1.83
2006   [____]


  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]

* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.

AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the iMoneyNet, Inc. Tax-Free Retail Average. These returns reflect applicable sales charges and assumes shareholders redeem all of their shares at the end of the period indicated.


A SHARES                                  1 YEAR   5 YEARS   10 YEARS
--------                                  ------   -------   --------
Virginia Tax-Free Money Market Fund       [____]    [____]    [____]
iMoneyNet, Inc. Tax-Free Retail Average   [____]    [____]    [____]

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           A Shares
                                           --------
Investment Advisory Fees                      0.40%
Distribution and Service (12b-1) Fees(1)      0.15%
Other Expenses                              [____]
                                            ------
Total Annual Operating Expenses(2)          [____]


(1) The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.20% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.


(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                           MORE INFORMATION ABOUT RISK

FIXED INCOME RISK

Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund


The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.


MUNICIPAL ISSUER RISK

Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK

Virginia Tax-Free Money Market Fund


To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions or states, thus subjecting the Fund to additional risks.


CREDIT RISK

Prime Quality Money Market Fund
Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISK

Prime Quality Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

SECURITIES LENDING RISK

All Funds

A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund's expenses.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

THIRD-PARTY RATINGS

                                                                    NATIONAL ASSOCIATION
                             STANDARD & POOR'S   MOODY'S INVESTOR       OF INSURANCE
           FUND               RATING SERVICES     SERVICES, INC.        COMMISSIONERS
           ----              -----------------   ----------------   --------------------
U.S. Government Securities          AAAm                Aaa           Class 1 Approved
U.S. Treasury Securities            AAAm                Aaa           Class 1 Approved

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 ("Trusco" or the "Adviser"), serves as the investment adviser to the Funds. As of June 30, 2007, the Adviser had approximately $[____] billion in assets under management. For the fiscal year ended March 31, 2006, the Funds paid the Adviser advisory fees (after waivers) based on the respective Fund's average daily net assets of:



Prime Quality Money Market Fund                [____]%
Tax-Exempt Money Market Fund                   [____]%
U.S. Government Securities Money Market Fund   [____]%
U.S. Treasury Money Market Fund                [____]%
Virginia Tax-Free Money Market Fund            [____]%



The following breakpoints are used in computing the advisory fee:


AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $1 billion           None - Full Fee
Next $1.5 billion           5%
Next $2.5 billion          10%
Over $5 billion            20%


Based on average daily net assets for the fiscal year ended March 31, 2007, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds' asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:


[To be updated]




* Fund expenses in the "Annual Fund Operating Expenses" tables shown earlier in this prospectus reflect the advisory breakpoints.


A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Funds' annual report to shareholders for the period ended March 31, 2007.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995 and the TAX-EXEMPT MONEY MARKET FUND since July 2000. He has more than 15 years of investment experience.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006 after serving as Associate since November 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006 after serving as Vice President since July 1995. She has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. She has more than 17 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as Director of Trusco since February 2006 after serving as Vice President since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since January 2005 and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since August 2006. He has more than 8 years of investment experience.

The Statement of Additional Information provides additional information regarding the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and C Shares of the Funds. C Shares of the Prime Quality Money Market Fund are available only through exchanges of C Shares of other STI Classic Funds. C Shares of the Prime Quality Money Market Fund (i) are subject to a 1% contingent deferred sales charge ("CDSC") if you redeem your shares within one year of the date you purchased the original STI Classic Fund C Shares and (ii) have higher annual expenses than A Shares of the Prime Quality Money Market Fund.

HOW TO PURCHASE FUND SHARES

You may purchase shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of STI Classic Funds.

Shareholders who purchased shares directly from the Funds may purchase additional Fund shares by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    Automated Clearing House ("ACH")

The Funds do not accept cash, credit card checks, third-party checks, travelers' checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York (the "Fed") are open for business (a "Business Day"). The Adviser reserves the right to open the Funds when the Fed and/or principal bond markets are open, even if the NYSE is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Funds receive your purchase order in proper form. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your order in proper form before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. If the NYSE closes early
- such as on days in advance of certain holidays - the Funds will calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Also each Fund must receive federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY.

THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC FINANCIAL INSTITUTION'S OR INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

A Fund may reject any purchase order.

HOW THE FUNDS CALCULATE NAV

NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Adviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

MINIMUM PURCHASES

To purchase A Shares for the first time, you must invest at least $2,000 in any Fund.

Purchases of C Shares of the Prime Quality Money Market Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase A Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with

U.S. military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal Law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

                                  SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The Fund will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

     - Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

               - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

               -    You die or become disabled after the account is opened;

               - Redemption must be made within 1 year of such death/disability;

               - The Funds must be notified in writing of such death/disability at time of redemption request;

               - The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

     -    Shares purchased through dividend and capital gains reinvestment.

     -    Participation in the Systematic Withdrawal Plan described below:

               - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

               - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

               - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

     - Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account ("IRA"). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

     - Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

     - Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares and C Shares is the NAV next calculated after the transfer agent receives your request in proper form.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds' website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

     -    Mail

     -    Telephone (1-888-STI-FUND)

     -    Wire

     -    Fax (1-800-451-8377)

     -    ACH

A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder;

     - sent to an address or bank account other than the address or bank account of record; or

     - sent to an address or bank account of record that has been changed within the last 15 calendar days.

*MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE
MSP). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares, any applicable CDSC.

Redemption orders must be received by the Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government

Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required $2,000 as a result of redemptions, you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

-    redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

Each Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. Each Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of each Fund's investments, and money market instruments in general, and each Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of a Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For A Shares, each Fund's distribution plan authorizes payment of up to the amount shown under "Maximum Fee" in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under "Current Approved Fee" in the table that follows. Fees are shown as a percentage of the average daily net assets of A Shares.

                                               Maximum Fee   Current Approved Fee
                                               -----------   --------------------
Prime Quality Money Market Fund                   0.20%              0.15%
Tax-Exempt Money Market Fund                      0.15%              0.15%
U.S. Government Securities Money Market Fund      0.17%              0.15%
U.S. Treasury Money Market Fund                   0.15%              0.15%
Virginia Tax-Free Money Market Fund               0.20%              0.15%

For C Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 0.25% of the average daily net assets of the Fund's C Shares.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                      TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. Each Fund will inform you of the amount of your ordinary income dividends. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Both of these Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

The Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund expect to distribute primarily ordinary income. In addition, a significant portion of each of these three Funds' distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [____] except the information for the year ended May 31, 2001 which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of the Independent Registered Public Accounting Firm for each period shown, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Funds' website at www.sticlassicfunds.com.

[To be updated]

INVESTMENT ADVISER: Trusco Capital Management, Inc. 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI ANNUAL REPORTS: These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI ANNUAL REPORT, OR MORE INFORMATION:

     TELEPHONE: 1 888 STI FUND

     MAIL: STI Classic Funds BISYS Fund Services Limited Partnership 3435 Stelzer Road Columbus, Ohio 43219

     WEBSITE: www.sticlassicfunds.com

SEC: You can also obtain the SAI or the Annual and Semi Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202 942 8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549 0102. You may also obtain this information, upon payment of a duplicating fee, by e mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811 06557

                               STI CLASSIC FUNDS

                             CORPORATE TRUST SHARES

                                   PROSPECTUS

STI CLASSIC MONEY MARKET FUNDS

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Investment Adviser: Trusco Capital Management, Inc. (the "Adviser")


                                 August 1, 2007


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

Fund Summary                                                 [____]
Investment Strategy                                          [____]
What are the Principal Risks of Investing in this Fund?      [____]
Performance Information                                      [____]
Fund Fees and Expenses                                       [____]
More Information About Risk                                  [____]
More Information About Fund Investments                      [____]
Third Party Ratings                                          [____]
Information About Portfolio Holdings                         [____]
Investment Adviser                                           [____]
Portfolio Managers                                           [____]
Purchasing and Selling Fund Shares                           [____]
Market Timing Policies and Procedures                        [____]
Dividends and Distributions                                  [____]
Taxes                                                        [____]
Financial Highlights                                         [____]
Privacy Policy                                               [____]
How to Obtain More Information About the STI Classic Funds   [____]


August 1, 2007

FUND NAME                                      CLASS           INCEPTION*   TICKER     CUSIP
---------                             ----------------------   ----------   ------   ---------
Classic Institutional U.S. Treasury
   Securities Money Market Fund       Corporate Trust Shares     6/2/99       --     784767857

             RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The Fund's investment goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

As high a level of current income as is consistent with preservation of capital and liquidity

INVESTMENT FOCUS


Money market instruments issued and guaranteed by the U.S. Treasury


PRINCIPAL INVESTMENT STRATEGY

Attempts to increase income without adding undue risk by analyzing yields

INVESTOR PROFILE

Conservative investors seeking current income through a liquid investment

INVESTMENT STRATEGY


The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAAm by Standard & Poor's).

In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Corporate Trust Shares from year to year.*

2000    5.85%
2001    3.45%
2002    1.35%
2003    0.70%

2004    0.88%
2005    2.66%
2006   [____]

  BEST QUARTER     WORST QUARTER
---------------   ---------------
[____]   [____]   [____]   [____]


* The performance information above is based on a calendar year. The Fund's total return from 1/1/07 to 6/30/07 was [____]%.


AVERAGE ANNUAL TOTAL RETURNS


This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the iMoneyNet, Inc. Treasury & Repo Retail Average. These returns assume shareholders redeem all of their shares at the end of the period indicated.


CORPORATE TRUST SHARES                                             1 YEAR   5 YEARS   SINCE INCEPTION*
----------------------                                             ------   -------   ----------------
Classic Institutional U.S. Treasury Securities Money Market Fund   [____]    [____]        [____]
iMoneyNet, Inc. Treasury & Repo Retail Average                     [____]    [____]        [____]

* Since inception of the Corporate Trust Shares on June 2, 1999. Benchmark returns since May 31, 1999 (benchmark returns available only on a month end basis).

To obtain information about the Fund's current yield, call 1-888-STI-FUND.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely- recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

       ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                          Corporate
                                        Trust Shares
                                        ------------
Investment Advisory Fees                    0.14%
Distribution and Service (12b-1) Fees       0.29%
Other Expenses                             [____]
                                           -----
Total Annual Operating Expenses(1)         [____]



(1) The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2008 in order to keep Total Annual Operating Expenses from exceeding 0.45%. If at any point before August 1, 2010, Total Annual Operating Expenses are less than the applicable expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements. In addition, the Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These voluntary waivers may be discontinued at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
[____]    [____]    [____]    [____]

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK


SECURITIES LENDING RISK

The Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Fund cannot guarantee that it will achieve its investment goal.

When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund's expenses.


THIRD-PARTY RATINGS

The Fund has been rated AAAm by Standard & Poor's Rating Services and Aaa by Moody's Investor Services, Inc.

The National Association of Insurance Commissioners has approved the Fund as an eligible investment for insurance companies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

INVESTMENT ADVISER


Trusco Capital Management, Inc., ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2007, the Adviser had approximately $[____] billion in assets under management.



For the fiscal year ended March 31, 2007, the Adviser received advisory fees (after waivers) of [____]% of the Fund's average daily net assets.



The following breakpoints are used in computing the advisory fee:


AVERAGE DAILY NET ASSETS   DISCOUNT FROM FULL FEE
------------------------   ----------------------
First $1 billion           None - Full Fee
Next $1.5 billion           5%
Next $2.5 billion          10%
Over $5 billion            20%


[Based on average daily net assets for the fiscal year ended March 31, 2007, the Fund's asset level had reached a breakpoint in the advisory fee. Fund expenses in the "Annual Fund Operating Expenses" table shown earlier in this Prospectus reflect the advisory breakpoints. Had the Fund's asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees of 0.15%.]



A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Fund's annual report to shareholders for the period ended March 31, 2007.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Fund.

Mr. Greg Hallman has served as Vice President of Trusco since February 2006, after serving as Associate since November 1999. He has co-managed the Fund since November 2004. He has more than 7 years of investment experience.

Ms. Kimberly C. Maichle, CFA, has served as Director of Trusco since February 2006, after serving as Vice President of Trusco since July 1995. She has co-managed the Fund since November 2004. She has more than 17 years of investment experience.

Mr. E. Dean Speer, CFA, CPA, has served as a Director of Trusco since February 2006 and prior to that as Vice President of Trusco since June 2001. He has co-managed the Fund since January 2005. He has more than 8 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Corporate Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Corporate Trust Shares only to accounts of various banking subsidiaries of SunTrust Banks, Inc. which are administered by the Corporate Trust Division ("SunTrust"). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) SunTrust. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of New York (the "Fed") are open for business (a "Business Day"). The Adviser reserves the right to open the Fund when the Fed and/or principal bond markets are open, even if the NYSE is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day that you submit your purchase order, the Fund or its authorized agent must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 6:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before calculating its NAV the following day.

If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST AT AN EARLIER TIME THAN THOSE LISTED ABOVE FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS SUNTRUST TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR ACCOUNT, INCLUDING SPECIFIC INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT SUNTRUST DIRECTLY.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If the Adviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

IN-KIND PURCHASES

Payment for shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

                             CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments in Corporate Trust Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust. SunTrust will provide information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Fund by SunTrust as the record owner of shares. If you own Corporate Trust Shares through a subsidiary of SunTrust you may sell shares by following the procedures established when you opened your account or accounts.

Redemption orders must be received by the Fund on a Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder;

     - sent to an address or bank account other than the address or bank account of record; or

     - sent to an address or bank account of record that has been changed within the last 15 calendar days.

* MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but the Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

REDEMPTIONS IN KIND

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

     -    redemption checks must be made payable to the registered shareholder;
          and

     - redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES. A transfer from one share class to another share class in the same STI Classic Fund should not be a taxable event.

A significant portion of the Fund's distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by [____]. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2007 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Fund's website at www.sticlassicfunds.com.


[To be updated]

INVESTMENT ADVISER: Trusco Capital Management, Inc. 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI ANNUAL REPORTS: These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI ANNUAL REPORT, OR MORE INFORMATION:

     TELEPHONE: 1 888 STI FUND

     MAIL: STI Classic Funds BISYS Fund Services Limited Partnership 3435 Stelzer Road Columbus, Ohio 43219

     WEBSITE: www.sticlassicfunds.com

SEC: You can also obtain the SAI or the Annual and Semi Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202 942 8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549 0102. You may also obtain this information, upon payment of a duplicating fee, by e mailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811 06557

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS


                                 AUGUST 1, 2007


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated August 1, 2007, as may be supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                                                                                                      CORPORATE
                                                                                       INSTITUTIONAL    TRUST
                                               A SHARES  B SHARES  C SHARES  I SHARES      SHARES       SHARES
                                               --------  --------  --------  --------  -------------  ---------
EQUITY FUNDS
Aggressive Growth Stock Fund                      [X]      [ ]        [X]       [X]         [ ]          [ ]
Emerging Growth Stock Fund                        [X]      [ ]        [X]       [X]         [ ]          [ ]
International Equity Fund                         [X]      [ ]        [X]       [X]         [ ]          [ ]
International Equity Index Fund                   [X]      [ ]        [X]       [X]         [ ]          [ ]
Large Cap Core Equity Fund (formerly, Large
   Cap Relative Value Fund)                       [X]      [ ]        [X]       [X]         [ ]          [ ]
Large Cap Growth Stock Fund (formerly,
Capital Appreciation Fund)                        [X]      [ ]        [X]       [X]         [ ]          [ ]
Large Cap Quantitative Equity Fund                [X]      [ ]        [X]       [X]         [ ]          [ ]
Large Cap Value Equity Fund                       [X]      [ ]        [X]       [X]         [ ]          [ ]
Mid-Cap Core Equity Fund (formerly, Mid-Cap
   Equity Fund)                                   [X]      [ ]        [X]       [X]         [ ]          [ ]
Mid-Cap Value Equity Fund                         [X]      [ ]        [X]       [X]         [ ]          [ ]
Select Large Cap Growth Stock Fund (formerly,
   Quality Growth Stock Fund)                     [X]      [ ]        [X]       [X]         [ ]          [ ]
Small Cap Growth Stock Fund                       [X]      [ ]        [X]       [X]         [ ]          [ ]
Small Cap Quantitative Equity Fund                [X]      [ ]        [X]       [X]         [ ]          [ ]
Small Cap Value Equity Fund                       [X]      [ ]        [X]       [X]         [ ]          [ ]
TAXABLE BOND FUNDS
High Income Fund                                  [X]      [ ]        [X]       [X]         [ ]          [ ]
Intermediate Bond Fund                            [X]      [ ]        [X]       [X]         [ ]          [ ]
Investment Grade Bond Fund                        [X]      [ ]        [X]       [X]         [ ]          [ ]
Limited Duration Fund                             [ ]      [ ]        [ ]       [X]         [ ]          [ ]
Limited-Term Federal Mortgage Securities Fund     [X]      [ ]        [X]       [X]         [ ]          [ ]
Seix Floating Rate High Income Fund               [X]      [ ]        [X]       [X]         [ ]          [ ]
Seix High Yield Fund                              [X]      [ ]        [X]       [X]         [ ]          [ ]
Short-Term Bond Fund                              [X]      [ ]        [X]       [X]         [ ]          [ ]
Short-Term U.S. Treasury Securities Fund          [X]      [ ]        [X]       [X]         [ ]          [ ]
Strategic Income Fund                             [X]      [ ]        [X]       [X]         [ ]          [ ]
Total Return Bond Fund (formerly, Core Bond
   Fund)                                          [ ]      [ ]        [ ]       [X]         [ ]          [ ]

                                                                                                      CORPORATE
                                                                                       INSTITUTIONAL    TRUST
                                               A SHARES  B SHARES  C SHARES  I SHARES      SHARES       SHARES
                                               --------  --------  --------  --------  -------------  ---------
U.S. Government Securities Fund                   [X]       [ ]       [X]       [X]         [ ]          [ ]
U.S. Government Securities Ultra-Short Bond
   Fund                                           [ ]       [ ]       [ ]       [X]         [ ]          [ ]
Ultra-Short Bond Fund                             [ ]       [ ]       [ ]       [X]         [ ]          [ ]
TAX-EXEMPT BOND FUNDS
Georgia Tax-Exempt Bond Fund                      [X]       [ ]       [X]       [X]         [ ]          [ ]
High Grade Municipal Bond Fund (formerly,
   Florida Tax-Exempt Bond Fund)                  [X]       [ ]       [X]       [X]         [ ]          [ ]
Investment Grade Tax-Exempt Bond Fund             [X]       [ ]       [X]       [X]         [ ]          [ ]
Maryland Municipal Bond Fund                      [X]       [ ]       [X]       [X]         [ ]          [ ]
North Carolina Tax-Exempt Bond Fund               [X]       [ ]       [X]       [X]         [ ]          [ ]
Virginia Intermediate Municipal Bond Fund         [X]       [ ]       [X]       [X]         [ ]          [ ]
MONEY MARKET FUNDS
Classic Institutional Cash Management Money
   Market Fund                                    [ ]       [ ]       [ ]       [ ]         [X]          [ ]
Classic Institutional Municipal Reserve Cash
   Management Money Market Fund                   [ ]       [ ]       [ ]       [ ]         [X]          [ ]
Classic Institutional U.S. Government
Securities Money Market Fund                      [ ]       [ ]       [ ]       [ ]         [X]          [ ]
Classic Institutional U.S. Treasury               [ ]       [ ]       [ ]       [ ]         [X]          [X]
Securities Money Market Fund                      [ ]
Prime Quality Money Market Fund                   [X]       [ ]       [X]       [X]         [ ]          [ ]
Tax-Exempt Money Market Fund                      [X]       [ ]       [ ]       [X]         [ ]          [ ]
U.S. Government Securities Money Market Fund      [X]       [ ]       [ ]       [X]         [ ]          [ ]
U.S. Treasury Money Market Fund                   [X]       [ ]       [ ]       [X]         [ ]          [ ]
Virginia Tax-Free Money Market Fund               [X]       [ ]       [ ]       [X]         [ ]          [ ]
ASSET ALLOCATION FUNDS
Life Vision Aggressive Growth Fund                [X]       [X]       [X]       [X]         [ ]          [ ]
Life Vision Conservative Fund                     [X]       [X]       [X]       [X]         [ ]          [ ]
Life Vision Growth and Income Fund                [X]       [X]       [X]       [X]         [ ]          [ ]
Life Vision Moderate Growth Fund                  [X]       [X]       [X]       [X]         [ ]          [ ]
Life Vision Target Date 2015 Fund                 [X]       [ ]       [X]       [X]         [ ]          [ ]
Life Vision Target Date 2025 Fund                 [X]       [ ]       [X]       [X]         [ ]          [ ]
Life Vision Target Date 2035 Fund                 [X]       [ ]       [X]       [X]         [ ]          [ ]

The Equity Funds and Asset Allocation Funds are collectively referred to herein as "Equity Funds" and the Bond Funds and the Tax-Exempt Bond Funds are collectively referred to herein as the "Fixed Income Funds."

This SAI is incorporated by reference into the Trust's prospectuses dated August 1, 2007. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND.

                                TABLE OF CONTENTS

THE TRUST....................................................................
DESCRIPTION OF PERMITTED INVESTMENTS.........................................
INVESTMENT LIMITATIONS.......................................................
THE ADVISER..................................................................
THE SUBADVISER...............................................................
THE PORTFOLIO MANAGERS.......................................................
THE ADMINISTRATOR............................................................
THE DISTRIBUTOR..............................................................
THE TRANSFER AGENT...........................................................
THE CUSTODIAN................................................................
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................
LEGAL COUNSEL................................................................
TRUSTEES AND OFFICERS OF THE TRUST...........................................
PURCHASING AND REDEEMING SHARES..............................................
DETERMINATION OF NET ASSET VALUE.............................................
TAXES........................................................................
FUND TRANSACTIONS............................................................
PORTFOLIO TURNOVER RATE......................................................
PORTFOLIO HOLDINGS...........................................................
DESCRIPTION OF SHARES........................................................
VOTING RIGHTS................................................................
SHAREHOLDER LIABILITY........................................................
LIMITATION OF TRUSTEES' LIABILITY............................................
CODES OF ETHICS..............................................................
PROXY VOTING.................................................................
5% AND 25% SHAREHOLDERS......................................................
FINANCIAL STATEMENTS.........................................................
APPENDIX A - DESCRIPTION OF RATINGS..........................................   A-1
APPENDIX B - PROXY VOTING SUMMARIES..........................................   B-1

                                    THE TRUST


Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except the Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and the Virginia Intermediate Municipal Bond Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").


                      DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' prospectuses under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ACQUISITIONAL/EQUIPMENT LINES (DELAYED-DRAW TERM LOANS). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment of to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.


ACQUISITIONAL/EQUIPMENT LINES (DELAYED-DRAW TERM LOANS). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment of to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.


BORROWING. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE BONDS. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as "busted" convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

CORPORATE ISSUES. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

EQUIPMENT TRUST CERTIFICATES ("ETCS"). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company's size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.

Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.


EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS(R), DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQs SM") and iShares(R). A Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.


FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.


FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts ("Forward Contracts") involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a Forward Contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

When a Fund purchases or sells a Forward Contract, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its long position, a Fund will segregate or earmark liquid assets with the Fund's custodian that, when added to any amounts deposited as margin, are equal to the value of the Forward Contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission ("SEC") interpretations thereunder. To cover its short position, a Fund will segregate or earmark liquid assets with the Fund's custodian that, when added to any amounts deposited as margin, are equal to the value of the currencies underlying the Forward Contract (but are not less than the market price at which the short position was established). The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.


FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its long position, a Fund will segregate or earmark liquid assets with the Fund's custodian that, when added to any amounts deposited as margin, are equal to the purchase price of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. To cover its short position, a Fund will segregate or earmark liquid assets with the Fund's custodian that, when added to any amounts deposited as margin, are equal to the value of the instruments or currencies underlying the futures contract (but are not less than the market price at which the short position was established). The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.


A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

     1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

     2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

     3. Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

     4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.


ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets (10% with respect to the Money Market Funds) in illiquid securities.


INVERSE FLOATERS. A Fund may invest in municipal securities whose interest rated bear an inverse relationship to the interest rate on another security or the value of an index ("Inverse Floaters"). An investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares(R) Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds makes any representations regarding the advisability of investing in the Funds.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Funds may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MEDIUM-TERM NOTES. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and MHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multiclass mortgage-backed securities, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See "When-Issued Securities and Forward Commitment Securities" for more information.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Adviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of the Fund's Adviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments, which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SENIOR LOANS

Structure of Senior Loans. A senior floating rate loan ("Senior Loan") is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.


A Fund typically purchases "Assignments" from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Fund may invest up to 10% of its total assets in "Participations." Participations by a Fund in a Loan Investor's portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.

A Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between a Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency (each a "Rating Agency")) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody's have speculative characteristics. Similarly, a Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody's is regarded by Moody's as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.


Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower's obligations under a Senior Loan.


Certain Fees Paid to the Fund. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by a Fund may include amendment fees.


Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.


Administration of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.


A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent's general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.


Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect a Fund's performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on a Fund's yield.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.

A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund. As a matter of policy, a Fund will not consider equity securities to be eligible holdings.

A Fund may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower's use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower's perceived creditworthiness.

A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund's security interest in the loan collateral or subordinate a Fund's rights under the Senior Loan to the interests of the borrower's unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect a Fund's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund's security interest in loan collateral. If a Fund's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or a Fund could also have to refund interest (see the prospectus for additional information).

A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund's purchase of a Senior Loan. A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund's investment policies.


Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from


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

official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.


-    FACTORS PERTAINING TO FLORIDA


          The outlook for the State's general obligation bonds is stable. Florida's financial performance has exceeded expectations over recent years, its economy has continued to strengthen and its debt load, while growing, has remained within the State's debt policy limits.

          As a result of Florida's fiscally conservative economic policies, Moody's, Fitch and Standard & Poor's, the nation's three major credit rating agencies, all upgraded Florida's bond rating in 2005, with the State receiving the first-ever AAA rating in its history. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

          Florida's fiscal conservatism has also yielded the State's largest budget surpluses in history, providing a safety-net for the State to deal with emergencies and invest in Florida's future.

          From January 2005 to January 2006, Florida added 302,500 new jobs, seasonally adjusted. Florida's January 2006 unemployment rate was 3.0%, 1.7% below the national rate of 4.7%. Florida's unemployment rate is the lowest recorded in the history of the current methodology, which began in 1976. Florida continues to lead the nation in the number of new jobs created and has the fastest rate of annual job growth and the lowest unemployment rate among the 10 most populous states.

          Governor Bush has made diversifying Florida's economy a top priority for his second term in office, placing particular emphasis on fostering the development of emerging technologies. The Bush/Jennings administration recommended an investment of $630 million to further diversify and strengthen Florida's economy. The proposal includes $200 million for the State's Centers of Excellence program to build and enhance innovation infrastructure, $75 million in tax credits for the new Florida Capital Formation Program, $50 million to expand Florida's Quick Action Closing Fund, $55 million to secure Florida's position as a leader in the Space and Aeronautics industry, and $250 million to create the Florida Innovation Incentive Fund to bring large scale research projects, private sector business or prestigious institutions to the State.

-    FACTORS PERTAINING TO GEORGIA


The State of Georgia ended March 2007 with revenue collections for the fiscal year to date exceeding 2006 levels by 5.8%, led by the 7.4% advance in individual income tax receipts. On April 19, 2007, Governor Sonny Perdue vetoed the State's amended fiscal year 2007 budget, stating in a press release that it did not meet constitutional requirements or the needs of Georgia residents. Governor Perdue is yet to announce details of a special session of the legislature he planned to call in order to pass a balanced 2007 budget.

In a March 2007 report, Moody's Investors Service praised the State of Georgia's conservative fiscal practices, replenishment of reserves from revenue growth, and well-funded pensions, while acknowledging the State's lack of some financial best practices, a large liability for state employees' other post employment benefits, and exposure to the housing market decline.

The State's unemployment rate for March, 2007 was 4%, 0.4% below the national average of 4.4%.

Georgia's general obligation debt continues to carry "Aaa/AAA" ratings from Moody's, Standard and Poor's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Georgia Tax-Exempt Bond Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


-    FACTORS PERTAINING TO MARYLAND


Maryland's economy continues a steady expansion that began after the mild national recession earlier this decade. The Port of Baltimore's activity, the State's proximity to the vibrant Washington D C metropolitan area, and higher defense and homeland security spending all benefit the State's economy which remains as affected, proportionately, by Federal governmental spending as any state. Manufacturing continues to decline as a source of employment to area residents and in 2005 is estimated to have provided jobs for only 5.5% of the workforce, about one half of the national level. Military base realignment and closure is expected to have a positive impact by increasing military presence and related service industry employment. Maryland's annual average unemployment rate was estimated at 3.8% for 2006 compared to the national level of 4.6% and per capita income is nearly 122% of the national average, ranking the State as the fourth wealthiest.

     Strong state revenue growth resumed in 2005 after several years of weakness and increased 13% over the prior year. Fiscal 2006 growth was 7.3% and 5% growth was initially budgeted for 2007 and 2008. More recently these forecasts have been lowered based on weakening in construction and slower corporate income and sales tax collections. The State's Revenue Stabilization Accounts are projected to reach nearly 11% of revenues this year but are expected to be drawn down in the 2008 year. New spending in public education and rising Medicaid costs are issues to be dealt with as is the State's approach to funding future retiree health costs that have not been previously funded.

     The State's general obligation bonds are rated AAA by each of the major rating services and are amortized rapidly over just 15 years, allowing for a constant replenishment of borrowing capacity. According to Moody's Investors Service, net tax supported debt per capita at $1,171 appears high compared to the national average of $787 (18th ranked) but this ranking improves when debt is compared to income levels (22nd ranked.) Moody's also cites the State's strong financial management, reserves and economy as credit strengths.

     The AAA ratings apply to the State's direct debt and may not be indicative of the rating on other securities that the Maryland Municipal Bond Fund may invest in. It also cannot be assured that the State will maintain its current rating and debt profile.


-    FACTORS PERTAINING TO NORTH CAROLINA


The State of North Carolina ended February 2007 with revenue collections for the fiscal year to date exceeding 2006 levels by 8.9%, led by the 24.1% advance in corporate income tax receipts. The State's fiscal year ends on June 30, 2007. Total General Fund revenues currently exceed budget by over $520 million. In an April 30, 2007, memorandum to General Assembly Appropriation and Finance Committee chairs, the State's Fiscal Research Division increased its revenue surplus estimate for the current fiscal year to $1.1 billion and estimated 4.6% baseline General Fund revenue growth for fiscal 2007-2008.

In a January, 2007 rating update, Moody's Investors Service upgraded the State of North Carolina's general obligation debt rating to "Aaa" from "Aa1," and changed the rating outlook to stable from positive. The report lauded the state's financial performance, increasing General Fund balances, and history of strong financial management, while acknowledging the challenges posed by education financing needs and a rising debt burden.

The State's unemployment rate for March, 2007 was 4.5%, 0.1% above the national average of 4.4%.

North Carolina's general obligation debt also carries "AAA" ratings from Standard and Poor's and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the North Carolina Tax-Exempt Bond Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


-    FACTORS PERTAINING TO VIRGINIA


     Virginia's economy and employment has grown at a pace exceeding the nation in most years with construction, professional and business services, and retail contributing to employment growth. Technology and telecom sector employment was affected by the slowdown early in the current decade but rebounded nicely in 2004 and 2005. Non farm payroll growth slowed in 2006 to 1.7% from the levels of 2.5% and 2.4% the prior two years but still exceeded the national growth rate of 1.4%. The State's unemployment rate was 3.1% in December 2006 compared to the national rate of 4.5%. Jobs continue to be lost in textiles and furniture, sectors hit hard by competition from imports, but growth in defense and homeland security spending in Northern Virginia and Hampton Roads has been an engine for growth in recent years. A booming construction sector has aided the economies of the metropolitan areas but housing sales were slowing in 2006, especially in Northern Virginia. Personal income remains the highest of the Southeastern states and in 2005 was $38,390 per capita, or 111% of the national average.

     General Fund Revenues increased 8.4% in fiscal 2006 compared to the prior year. Revenue for 2007 is expected to grow 6.5% based on a revised forecast made in December 2006, however, revenue was lagging that forecast at the time of the revision. The State's Revenue Stabilization Fund reached its cap of $1 billion after the strong fiscal 2006 performance.

     Virginia has historically maintained low debt levels, however, growth in outstanding tax supported debt by various state authorities has pushed the state higher in the rankings. Moody's Investors Service calculates Virginia's net tax supported debt per capita at $692 compared to the national average of $787, ranking the State 29th. Based on net debt to personal income, Virginia ranked much lower (36th) at 1.8% compared to the 2.4% national average.

     Each of the major rating agencies ranks Virginia's general obligation bonds AAA and Moody's cites its conservative fiscal management, diverse economy and low but growing debt burden, as strengths. These ratings apply to the State's direct debt and may not be indicative of the rating on other securities that the Virginia Intermediate Municipal Bond Fund may invest in. It also cannot be assured that the State will maintain its current rating and debt profile.


NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the Money Market Funds), unless a Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.


Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a

Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund's investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.


OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

     - BANKERS' ACCEPTANCES. Bankers' Acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     - CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     - TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

The Funds will not purchase obligations issued by the Adviser or its affiliates.

Options. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of BISYS Group, Inc., the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the BISYS Group, Inc.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a passthrough vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or longterm loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage

REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for taxfree pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

REVOLVING CREDIT FACILITIES ("REVOLVERS"). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund's custodian in an amount sufficient to cover its repurchase obligations.

A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund's limitation on illiquid investments.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for a vote which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) earmark or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.


SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.


STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase, for Money Market Funds, STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.


STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.


SWAP AGREEMENTS. The Funds may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index ("SAMI") is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.


A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.


Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at



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


the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

     - U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").


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

     - RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     - TREASURY INFLATION PROTECTED NOTES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

     - ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

     - U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See "Mortgage-Backed Securities."

     - U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT SECURITIES. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


In addition to the 80% investment policy of the Classic Institutional Municipal Cash Reserve Money Market Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Tax-Free Money Market Fund, the following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.


No Fund may:


     1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

     4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.


          1. With respect to the Money Market Funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.


          2. No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees:


     1. With respect to each Fund that is subject to Rule 35d-2 under the 1940 Act, except the Classic Institutional Municipal Cash Reserve Money Market Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund, Tax-Exempt Money Market Fund, Virginia Tax-Free Money Market Fund and Strategic Income Fund, any change to a Fund's investment policy of investing at least 80% of such Fund's net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.

     2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Funds) would be invested in illiquid securities.


     3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

     4. No Life Vision Fund currently intends to sell securities short.

     5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

     6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by applicable law or the SEC.


     7. The Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward TBA mortgage commitments.


With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER


GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser is responsible for making investment decisions for the Funds (except for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund) and continuously reviews, supervises and administers each Fund's respective investment program. With respect to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, the Adviser oversees the subadviser to ensure compliance with each Fund's investment policies and guidelines and monitors the subadviser's adherence to its investment style. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2007, the Adviser had discretionary management authority with respect to approximately $[____] billion of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. Trusco serves as the investment adviser to each Fund pursuant to an investment advisory agreement (the "Advisory Agreement").

For the periods prior to May 29, 2004, Seix Investment Advisors, Inc. ("Seix") served as the investment adviser to the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund and Seix Limited Duration Fund (each a "Predecessor Fund" and together the "Predecessor Funds"), the predecessors of the Total Return Bond Fund, Intermediate Bond Fund, Seix High Yield Fund and Limited Duration Fund (the "Seix Funds"), respectively.

Under the terms of the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement, after the first 2 years, must be specifically approved at least annually (i) by the vote of the

Board or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets as listed in the table that follows. Each Fund allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.



FUND                                                             FEE
----                                                            ----
Aggressive Growth Stock                                         1.10%
Classic Institutional Cash Management Money Market              0.12%
Classic Institutional Municipal Cash Reserve Money Market       0.15%
Classic Institutional U.S. Government Securities Money Market   0.15%
Classic Institutional U.S. Treasury Securities Money Market     0.14%
Emerging Growth Stock                                           1.10%
Georgia Tax-Exempt Bond                                         0.55%
High Grade Municipal Bond                                       0.55%
High Income                                                     0.60%
Intermediate Bond                                               0.25%
International Equity                                            1.15%
International Equity Index                                      0.50%
Investment Grade Bond                                           0.50%
Investment Grade Tax-Exempt Bond                                0.50%
Large Cap Core Equity                                           0.85%
Large Cap Growth Stock                                          0.97%
Large Cap Quantitative Equity                                   0.85%
Large Cap Value Equity                                          0.80%
Life Vision Aggressive Growth                                   0.10%
Life Vision Conservative                                        0.10%
Life Vision Growth and Income                                   0.10%
Life Vision Moderate Growth                                     0.10%
Life Vision Target Date 2015                                    0.10%
Life Vision Target Date 2025                                    0.10%
Life Vision Target Date 2035                                    0.10%
Limited Duration                                                0.10%
Limited-Term Federal Mortgage Securities                        0.50%
Maryland Municipal Bond                                         0.55%
Mid-Cap Core Equity                                             1.00%
Mid-Cap Value Equity                                            1.00%
North Carolina Tax-Exempt Bond                                  0.55%
Prime Quality Money Market                                      0.55%

FUND                                                             FEE
----                                                            ----
Seix Floating Rate High Income                                  0.45%
Seix High Yield                                                 0.45%
Select Large Cap Growth Stock                                   0.85%
Short-Term Bond                                                 0.40%
Short-Term U.S. Treasury Securities                             0.40%
Small Cap Growth Stock                                          1.15%
Small Cap Quantitative Equity                                   1.05%
Small Cap Value Equity                                          1.15%
Strategic Income                                                0.60%
Tax-Exempt Money Market                                         0.45%
Total Return Bond Fund                                          0.25%
U.S. Government Securities                                      0.50%
U.S. Government Securities Money Market                         0.55%
U.S. Government Securities Ultra-Short Bond                     0.20%
U.S. Treasury Money Market                                      0.55%
Ultra-Short Bond                                                0.22%
Virginia Intermediate Municipal Bond                            0.55%
Virginia Tax Free Money Market                                  0.40%


The above fees are also subject to the following breakpoint discounts:

     Equity and Fixed Income Funds:

     First $500 million = full fee
     Next $500 million = 5% discount from full fee
     Over $1.0 billion = 10% discount from full fee

     Money Market Funds:

     First $1.0 billion = full fee
     Next $1.5 billion = 5% discount from full fee
     Next $2.5 billion = 10% discount from full fee
     Over $5.0 billion = 20% discount from full fee

As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.


For the years ended March 31, 2007 and March 31, 2006, the fiscal period ended March 31, 2005, and the fiscal year ended May 31, 2004, the Funds, except the Seix Funds, paid the following advisory fees:

                                                    FEES PAID ($)                             FEES WAIVED ($)
                                     -------------------------------------------  ---------------------------------------
FUND*                                 2007       2006       2005**       2004      2007      2006      2005**     2004
-----                                ------  -----------  ----------  ----------  ------  ---------  ---------  ---------
Aggressive Growth Stock              [____]    1,230,000     468,000      26,000  [____]     39,000     83,000     10,000
Classic Institutional Cash
   Management Money Market           [____]    4,413,000   4,372,000   5,543,000  [____]    626,000  1,483,000    740,000
Classic Institutional Municipal
   Cash Reserve Money Market         [____]       82,000         ***         ***  [____]      7,000        ***        ***

                                                    FEES PAID ($)                             FEES WAIVED ($)
                                     -------------------------------------------  ---------------------------------------
FUND*                                 2007       2006       2005**       2004      2007      2006      2005**     2004
-----                                ------  -----------  ----------  ----------  ------  ---------  ---------  ---------
Classic Institutional U.S.
   Government Securities Money
   Market                            [____]    1,520,000   1,492,000   1,967,000  [____]      3,000     73,000     84,000
Classic Institutional U.S.
   Treasury Securities Money Market  [____]    4,426,000   3,487,000   3,982,000  [____]      8,000    185,000    274,000
Emerging Growth Stock                [____]      342,000     173,000      19,000  [____]     24,000     62,000     90,000
Georgia Tax-Exempt Bond              [____]      687,000     597,000     724,000  [____]     69,000    152,000    271,000
High Grade Municipal Bond            [____]    1,076,000     988,000   1,219,000  [____]     18,000     38,000     54,000
High Income                          [____]      574,000     809,000   1,173,000  [____]     74,000    120,000     57,000
International Equity                 [____]    8,023,000   4,272,000   3,256,000  [____]    113,000    318,000    278,000
International Equity Index           [____]    3,831,000   3,208,000   2,651,000  [____]      4,000    101,000    155,000
Investment Grade Bond                [____]    3,394,000   3,714,000   5,400,000  [____]
Investment Grade Tax-Exempt
   Bond                              [____]    1,855,000   1,640,000   1,740,000  [____]      3,000     67,000     79,000
Large Cap Core Equity                [____]   11,260,000   7,265,000   7,647,000  [____]        ***          0          0
Large Cap Growth Stock               [____]   15,897,000  16,606,000  16,252,000  [____]     10,000     38,000      9,000
Large Cap Quantitative Equity        [____]    1,505,000     782,000     355,000  [____]     51,000    101,000     77,000
Large Cap Value Equity               [____]    7,082,000   5,943,000   6,572,000  [____]        ***          0          0
Life Vision Aggressive Growth        [____]       79,000      98,000      44,000  [____]     23,000     51,000     51,000
Life Vision Conservative             [____]       13,000      12,000       4,000  [____]     21,000     22,000      6,000
Life Vision Growth and Income        [____]      169,000     210,000     111,000  [____]     42,000     93,000     90,000
Life Vision Moderate Growth          [____]      243,000     310,000     173,000  [____]     58,000    136,000    128,000
Life Vision Target Date 2015         [____]            0         ***         ***  [____]     13,000        ***        ***
Life Vision Target Date 2025         [____]            0         ***         ***  [____]     13,000        ***        ***
Life Vision Target Date 2035         [____]            0         ***         ***  [____]     13,000        ***        ***
Limited-Term Federal Mortgage
   Securities                        [____]        2,154   2,672,000   3,393,000  [____]     45,000    206,000    281,000
Maryland Municipal Bond              [____]      250,000     250,000     312,000  [____]      9,000     41,000     44,000
Mid-Cap Core Equity                  [____]    3,242,000   2,064,000   2,153,000  [____]      2,000     37,000     48,000
Mid-Cap Value Equity                 [____]    2,338,000   1,948,000   1,556,000  [____]     51,000    156,000    135,000
North Carolina Tax-Exempt Bond       [____]      236,000     138,000         ***  [____]      6,000     21,000        ***

                                                    FEES PAID ($)                             FEES WAIVED ($)
                                     -------------------------------------------  ---------------------------------------
FUND*                                 2007       2006       2005**       2004      2007      2006      2005**     2004
-----                                ------  -----------  ----------  ----------  ------  ---------  ---------  ---------
Prime Quality Money Market           [____]  321,146,000  27,754,000  31,166,000  [____]  1,596,000  4,697,000  6,339,000
Seix-Floating Rate High Income       [____]       38,000         ***         ***  [____]     18,000        ***        ***
Select Large Cap Growth Stock        [____]    1,403,000   1,874,000   3,168,000  [____]        ***     46,000          0
Short-Term Bond                      [____]    1,453,000   1,650,000   2,006,000  [____]     51,000    126,000    157,000
Short-Term U.S. Treasury
   Securities                        [____]      463,000     757,000   1,295,000  [____]     40,000     84,000    131,000
Small Cap Growth Stock               [____]   14,692,000   8,788,000   9,361,000  [____]        ***          0          0
Small Cap Quantitative Equity        [____]          ***         ***         ***  [____]        ***        ***        ***
Small Cap Value Equity               [____]    8,673,000   7,224,000   7,677,000  [____]        ***          0          0
Strategic Income                     [____]    2,089,000   1,649,000   1,674,000  [____]     93,000    194,000    222,000
Tax-Exempt Money Market              [____]    8,036,000   6,174,000   6,134,000  [____]    463,000  1,121,000  1,342,000
U.S. Government Securities           [____]    2,072,000   2,005,000   2,221,000  [____]      5,000     83,000    101,000
U.S. Government Securities Money
   Market                            [____]    4,261,000   4,624,000   5,267,000  [____]    203,000    640,000    843,000
U.S. Government Securities
   Ultra-Short Bond                  [____]      150,000     321,000     537,000  [____]     63,000    225,000    375,000
U.S. Treasury Money Market           [____]    8,471,000   7,200,000   6,340,000  [____]    338,000    997,000  1,016,000
Ultra-Short Bond                     [____]      703,000     969,000   1,355,000  [____]    206,000    581,000    812,000
Virginia Intermediate Municipal
   Bond                              [____]    1,053,000   1,027,000   1,316,000  [____]     11,000          0          0
Virginia Tax Free Money Market       [____]    1,996,000   1,089,000   1,269,000  [____]          0          0          0


* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** With respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***  Not in operation during the period.


For the years ended March 31, 2007 and March 31, 2006, the fiscal period November 1, 2004 through March 31, 2005 and the period May 29, 2004 through October 31, 2004, the Predecessor Funds and the Seix Funds paid the following advisory fees to Trusco:

                                   FEES PAID ($)                      FEES WAIVED OF REIMBURSED ($)
                    ------------------------------------------   ---------------------------------------
                                          11/1/04-    5/29/04-                      11/1/04-    5/29/04-
FUND                 2007       2006     3/31/05**    10/31/04    2007     2006    3/31/05**    10/31/04
----                ------   ---------   ---------   ---------   ------   ------   ---------   ---------
Intermediate Bond   [____]     170,000      48,000      37,464   [____]      ***          0      18,253
Limited Duration    [____]      64,000      46,000      60,035   [____]      ***          0      38,919
Seix High Yield     [____]   5,825,000   3,210,000   3,322,887   [____]   69,000    409,000     631,229

                                   FEES PAID ($)                      FEES WAIVED OF REIMBURSED ($)
                    ------------------------------------------   ---------------------------------------
                                          11/1/04-    5/29/04-                      11/1/04-    5/29/04-
FUND                 2007       2006     3/31/05**    10/31/04    2007     2006    3/31/05**    10/31/04
----                ------   ---------   ---------   ---------   ------   ------   ---------   ---------
Total Return Bond   [____]     969,000     176,000      61,335   [____]      ***          0      26,902

* Prior to October 11, 2004, the Seix Funds were the Seix Core Bond Fund, the Seix Intermediate Bond Fund, the Seix High Yield Fund and the Seix Limited Duration Fund.

** Effective February 15, 2005, each Seix Fund changed its fiscal year end from October 31 to March 31.

For the period November 1, 2003 through May 28, 2004, the Predecessor Funds paid the following advisory fees to Seix:

                                                    FEES WAIVED
                              FEES PAID($)        OR REIMBURSED($)
                         ---------------------   -----------------
FUND                        2004        2003       2004      2003
----                     ---------   ---------   -------   -------
Seix Core Bond              74,501     125,175    50,633    32,605
Seix Intermediate Bond      42,031      73,614    28,260    33,623
Seix High Yield          3,796,419   2,587,237   600,283   637,126
Seix Limited Duration       99,393      92,496    48,105    54,027


                                 THE SUBADVISER


GENERAL. Zevenbergen Capital Investments LLC (the "Subadviser") serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in 1987 and manages domestic growth equity assets. The firm's client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. The Subadviser selects, buys, and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund under the supervision of the Adviser and the Board of Trustees. The Adviser has a controlling interest in the Subadviser. The principal business address of the Subadviser is 601 Union Street, Suite 4600, Seattle, Washington 98101. As of June 30, 2007, the Subadviser had approximately $[____] billion of assets under management.


INVESTMENT SUBADVISORY AGREEMENT. The Adviser and the Subadviser have entered into an investment subadvisory agreement (the "Subadvisory Agreement") under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, subject to the supervision of, and policies established by, the Adviser and the Trustees of the Trust. After the initial two year term, the continuance of the Subadvisory Agreement with respect to either Fund must be specifically approved at least annually by
(i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to either Fund, by a majority of the outstanding shares of that Fund,
(ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. The Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


SUBADVISORY FEES PAID TO THE SUBADVISER. For its services under the Subadvisory Agreement, the Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund. For the fiscal years ended March 31, 2007, March 31, 2006, the fiscal period ended March 31, 2005 and fiscal year ended May 31, 2004, the Subadviser received subadvisory fees for the Aggressive Growth Stock Fund of $[____], $661,000, $207,000 and $7,000, respectively, and for the Emerging
Growth Stock Fund of $[____], $185,000, $77,000 and $7,000, respectively.


                             THE PORTFOLIO MANAGERS


Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds ("portfolio managers"). All information is as of March 31, 2007, except as otherwise noted.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

                                                       NUMBER OF OTHER ACCOUNTS
                                                 MANAGED/TOTAL ASSETS IN ACCOUNTS ($)        OTHER ACCOUNTS WITH
                                             -------------------------------------------   PERFORMANCE-BASED FEES
                  NAME OF                    REGISTERED       OTHER POOLED                 ----------------------
             PORTFOLIO MANAGER               INVESTMENT   INVESTMENT VEHICLES     OTHER      NUMBER      TOTAL
             (NAME OF FUND(S))                COMPANIES         ("PIV")         ACCOUNTS   & CATEGORY   ASSETS($)
             -----------------               ----------   -------------------   --------   ----------   ---------
ANDREW ATKINS
(International Equity Index)

BRETT BARNER
(Small Cap Value Equity)

BROOKE DE BOUTRAY
(Aggressive Growth Stock, Emerging
   Growth Stock)

ROBERT S. BOWMAN
(Virginia Tax-Free Money Market,
   Tax-Exempt Money Market, U.S.
   Government Securities Money Market)

JOSEPH CALABRESE
(Limited Duration, Limited-Term Federal
   Mortgage Securities, U.S. Government
   Securities)

                                                       NUMBER OF OTHER ACCOUNTS
                                                 MANAGED/TOTAL ASSETS IN ACCOUNTS ($)        OTHER ACCOUNTS WITH
                                             -------------------------------------------   PERFORMANCE-BASED FEES
                  NAME OF                    REGISTERED       OTHER POOLED                 ----------------------
             PORTFOLIO MANAGER               INVESTMENT   INVESTMENT VEHICLES     OTHER      NUMBER      TOTAL
             (NAME OF FUND(S))                COMPANIES         ("PIV")         ACCOUNTS   & CATEGORY   ASSETS($)
             -----------------               ----------   -------------------   --------   ----------   ---------
GEORGE E. CALVERT
(Maryland Municipal Bond, Virginia
   Intermediate Municipal Bond)

CHRIS CARTER
(Georgia Tax-Exempt Bond, North Carolina
   Tax-Exempt Bond)

ROBERT W. CORNER
(Short-Term Bond, Ultra-Short Bond, U.S.
   Government Securities Ultra-Short Bond)

CHAD DEAKINS
(International Equity Index,
   International Equity, Mid-Cap Core Equity)

JAMES P. FOSTER
(Small Cap Growth Stock)

Stephen Futch
(Small Cap Quantitative Equity Fund,
   Large Cap Quantitative Equity)

ALAN M. GAYLE
(Life Vision Aggressive Growth, Life
   Vision Conservative, Life Vision Growth
   and Income, Life Vision Moderate Growth,
   Life Vision Target Date 2015, Life Vision
   Target Date 2025, Life Vision Target Date
   2035)

                                   NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL
                                             ASSETS IN ACCOUNTS ($)            OTHER ACCOUNTS WITH
                                  ----------------------------------------   PERFORMANCE-BASED FEES
           NAME OF                REGISTERED     OTHER POOLED                ----------------------
      PORTFOLIO MANAGER           INVESTMENT      INVESTMENT        OTHER     NUMBER &     TOTAL
      (NAME OF FUND(S))            COMPANIES   VEHICLES ("PIV")   ACCOUNTS    CATEGORY   ASSETS($)
      -----------------           ----------   ----------------   --------    --------   ---------
GEORGE GOUDELIAS
(Seix Floating Rate High
   Income, Seix High Yield,
   High Income)

GREG HALLMAN
(Prime Quality Money Market,
   U.S. Treasury Securities
   Money Market, U.S.
   Government Securities Money
   Market)

KIMBERLY A. MAICHLE
(Prime Quality Money Market,
   U.S. Treasury Securities
   Money Market, U.S.
   Government Securities Money
   Market)

JEFFREY E. MARKUNAS
(Large Cap Core Equity)

MICHAEL MCEACHERN
(Seix Floating Rate High
   Income, Seix High Yield,
   High Income,  Strategic
   Income)

H. RICK NELSON
(Classic Institutional Short
   -Term Bond, Short-Term U.S.
   Treasury Securities,
   Short-Term Bond,
   Ultra-Short Bond, U.S.
   Government Securities
   Ultra-Short Bond)

BRIAN NOLD (High Income)

MILLS RIDDICK
(Large Cap Value Equity)

                                   NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL
                                             ASSETS IN ACCOUNTS ($)            OTHER ACCOUNTS WITH
                                  ----------------------------------------   PERFORMANCE-BASED FEES
           NAME OF                REGISTERED     OTHER POOLED                ----------------------
      PORTFOLIO MANAGER           INVESTMENT      INVESTMENT        OTHER     NUMBER &     TOTAL
      (NAME OF FUND(S))            COMPANIES   VEHICLES ("PIV")   ACCOUNTS    CATEGORY   ASSETS($)
      -----------------           ----------   ----------------   --------    --------   ---------
E. DEAN SPEER
(Prime Quality Money Market,
   U.S. Treasury Money Market,
   U.S. Government Securities
   Money Market)

RONALD SCHWARTZ
(High Grade Municipal Bond,
   Investment Grade Tax-Exempt
   Bond)

CHAD STEPHENS
(Short-Term U.S. Treasury
   Securities, Ultra-Short Bond
   Fund, U.S. Government
   Securities Ultra-Short Bond
   Fund)

JOHN TALTY
(Total Return Bond,
   Intermediate Bond,
   Investment Grade Bond,
   Limited Duration,
   Limited-Term Federal
   Mortgage Securities, U.S.
   Government Securities)

PARKER W. THOMAS
(Select Large Cap Growth
   Stock)

PERRY TROISI
(Total Return Bond, Bond,
   Intermediate Bond,
   Investment Grade Bond)

LESLIE TUBBS
(Aggressive Growth Stock,
   Emerging Growth Stock)

STUART F. VAN ARSDALE
(Small Cap Growth Stock)

                                   NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL
                                             ASSETS IN ACCOUNTS ($)            OTHER ACCOUNTS WITH
                                  ----------------------------------------   PERFORMANCE-BASED FEES
           NAME OF                REGISTERED     OTHER POOLED                ----------------------
      PORTFOLIO MANAGER           INVESTMENT      INVESTMENT        OTHER     NUMBER &     TOTAL
      (NAME OF FUND(S))            COMPANIES   VEHICLES ("PIV")   ACCOUNTS    CATEGORY   ASSETS($)
      -----------------           ----------   ----------------   --------    --------   ---------
ADRIEN WEBB
(Strategic Income)

DON WORDELL
(Mid-Cap Value Equity)

SCOTT YUSCHAK
(Mid-Cap Core Equity Fund)

NANCY ZEVENBERGEN
(Aggressive Growth Stock,
   Emerging Growth Stock)


POTENTIAL CONFLICTS OF INTEREST. A portfolio manager's dual management of both a Fund and the other accounts appearing in the table above may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or an account if one account is favored over another in allocating the securities purchased or sold. The Adviser and the Subadviser each have established policies and procedures to ensure that the purchase and sale of securities among all funds and accounts it manages are allocated in a manner the Adviser or Subadviser believes is fair and equitable.

PORTFOLIO MANAGER COMPENSATION STRUCTURE.

Portfolio Managers of the Adviser. Portfolio managers earn competitive salaries from the Adviser. In addition, portfolio managers (other than Messrs. Calabrese, Goudelias, McEachern, Rhodes, Talty and Troisi) are eligible to receive bonuses based on the performance of the specific Funds they manage and not on the performance of all Funds of the Trust or of other accounts they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant Fund's pre-tax total returns to that same Fund's benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple Funds, each Fund is weighted based on the following criteria: each Fund's market value, its relative strategic importance to the Adviser and its clients, as well as its potential asset growth.

Messrs. Calabrese, Goudelias, McEachern, Talty and Troisi receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a calendar year. The method for determining these portfolio managers' compensation for the Funds is the same as for any other account they manage.




All full-time employees of the Adviser, including the Funds' portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

     - 401 Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

     - Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

     - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

Portfolio Managers of the Subadviser. The Subadviser's compensation package for its portfolio managers is comprised of base salary and bonus. The portfolio managers receive a salary commensurate with the individual's experience and responsibilities with the firm. Each portfolio manager is eligible for an annual bonus based on the Subadviser's overall profitability. Components of the Subadviser's overall profitability are investment performance, client retention and asset growth. In addition, the portfolio managers are eligible for and may participate in both defined benefit and defined contribution retirement plans which are available to other full-time employees of the Subadviser on substantially similar terms.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as on March 31, 2006, except as otherwise noted.


                                                                               RANGE OF SECURITIES
NAME OF PORTFOLIO MANAGER                NAME OF FUND(S) MANAGED                      OWNED
-------------------------   ------------------------------------------------   -------------------
Andrew Atkins               International Equity Index
Brett Barner                Small Cap Value Equity
Brooke de Boutray           Aggressive Growth Stock
                            Emerging Growth Stock
Robert S. Bowman            Virginia Tax-Free Money Market
                            Tax-Exempt Money Market
                            U.S. Government Securities Money Market

                                                                               RANGE OF SECURITIES
NAME OF PORTFOLIO MANAGER                NAME OF FUND(S) MANAGED                      OWNED
-------------------------   ------------------------------------------------   -------------------
Joseph Calabrese            Limited Duration
                            Limited-Term Federal Mortgage Securities
                            U.S. Government Securities
George E. Calvert           Maryland Municipal Bond
                            Virginia Intermediate Municipal Bond
Chris Carter                Georgia Tax-Exempt Bond
                            North Carolina Tax-Exempt Bond
Robert W. Corner            Short-Term Bond
                            Ultra-Short Bond
                            U.S. Government Securities Ultra-Short Bond
Chad Deakins                International Equity Index
                            International Equity
                            Mid-Cap Core Equity
James P. Foster             Small Cap Growth Stock
Stephen Futch               Small Cap Quantitative Equity
                            Large Cap Quantitative Equity
Alan M. Gayle               Life Vision Aggressive Growth
                            Life Vision Conservative
                            Life Vision Growth and Income
                            Life Vision Moderate Growth
                            Life Vision Target Date 2015
                            Life Vision Target Date 2025
                            Life Vision Target Date 2035
George Goudelias            Seix Floating Rate High Income
                            Seix High Yield
                            High Income
Greg Hallman                Prime Quality Money Market
                            U.S. Treasury Securities Money Market
                            U.S. Government Securities Money Market
Kimberly A. Maichle         Prime Quality Money Market
                            U.S. Treasury Securities Money Market
                            U.S. Government Securities Money Market
Jeffrey E. Markunas         Large Cap Core Equity
Michael McEachern           Seix Floating Rate High Income Fund
                            Seix High Yield
                            High Income
                            Strategic Income
H. Rick Nelson              Classic Institutional Short -Term Bond

                                                                               RANGE OF SECURITIES
NAME OF PORTFOLIO MANAGER                NAME OF FUND(S) MANAGED                      OWNED
-------------------------   ------------------------------------------------   -------------------
                            Short-Term U.S. Treasury Securities
                            Short-Term Bond
                            Ultra-Short Bond
                            U.S. Government Securities Ultra-Short Bond
Brian Nold                  High Income
Mills Riddick               Large Cap Value Equity
E. Dean Speer               Prime Quality Money Market
                            U.S. Treasury Money Market
                            U.S. Government Securities Money Market
Ronald Schwartz             High Grade Municipal Bond
                            Investment Grade Tax-Exempt Bond
Chad Stephens               Short-Term U.S. Treasury Securities
                            Ultra-Short Bond Fund
                            U.S. Government Securities Ultra-Short Bond Fund
                            Total Return Bond
                            Intermediate Bond
                            Investment Grade Bond
                            Limited Duration
                            Limited-Term Federal Mortgage Securities
                            U.S. Government Securities
Parker W. Thomas            Select Large Cap Growth Stock
                            Total Return Bond
                            Intermediate Bond
                            Investment Grade Bond
Leslie Tubbs                Aggressive Growth Stock
                            Emerging Growth Stock
Stuart F. Van Arsdale*      Small Cap Growth Stock
Adrien Webb                 Strategic Income
Don Wordell                 Mid-Cap Value Equity
Scott Yuschak               Mid-Cap Core Equity Fund
Nancy Zevenbergen           Aggressive Growth Stock
                            Emerging Growth Stock


                                THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), serves as administrator of the Trust and is an affiliate of BISYS Fund Services Limited Partnership, the Trust's distributor. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust, STI Classic Variable Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002; fund accounting services, transfer agency services and shareholder services.

The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES TO BE PAID TO THE ADMINISTRATOR. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 2.75 basis points (0.0275%) on the first $25 billion, 2.25 basis points (0.0225%) on the next $5 billion, and 1.75 basis points (0.0175%) on the amounts over $30 billion, plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and the STI Classic Variable Trust relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

Prior to July 26, 2004, the Funds, except the Seix Funds, were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

Prior to October 11, 2004, the Predecessor Funds were subject to a separate administration agreement (the "Predecessor Administration Agreement") between the Predecessor Funds and Investors Bank & Trust Company ("IBT"). Under the Predecessor Administration Agreement, IBT was entitled to a fee, at an annual rate of 0.07% of net assets, but with a minimum annual payment of $100,000 for the four Predecessor Funds together, and reimbursement of out-of-pocket expenses.

For the fiscal years ended March 31, 2007, March 31, 2006 and the fiscal period from July 26, 2004 through March 31, 2005, the Funds, except the Seix Funds, paid the following administrative fees to the Administrator:

                                                              2007                    2006               7/26/04-3/31/05
                                                     ---------------------   ----------------------   ----------------------
                                                       FEES        FEES         FEES        FEES        FEES         FEES
FUND*                                                PAID ($)   WAIVED ($)    PAID ($)   WAIVED ($)   PAID ($)    WAIVED ($)
-----                                                --------   ----------   ---------   ----------   --------    ----------
Aggressive Growth Stock                               [____]      [____]        28,000       7,000       9,000          0
Classic Institutional Cash Management Money Market    [____]      [____]       786,000      15,000     487,000          0
Classic Institutional Municipal Cash
   Reserve Money Market                               [____]      [____]        14,000      14,000         ***        ***
Classic Institutional U.S. Government
   Securities Money Market                            [____]      [____]       241,000       3,000     166,000          0
Classic Institutional U.S. Treasury
   Securities Money Market                            [____]      [____]       721,000      16,000     397,000          0
Georgia Tax-Exempt Bond                               [____]      [____]        31,000       2,000      20,000          0
High Grade Municipal Bond                             [____]      [____]        49,000           0      34,000          0
High Income                                           [____]      [____]        22,000      14,000      22,000          0
International Equity                                  [____]      [____]       181,000      68,000      78,000          0
International Equity Index                            [____]      [____]       164,000      59,000      81,000          0
Investment Grade Bond                                 [____]      [____]       153,000      16,000     111,000          0
Investment Grade Tax-Exempt Bond                      [____]      [____]        85,000       1,000      50,000          0
Large Cap Core Equity                                 [____]      [____]       353,000      23,000     181,000          0
Large Cap Growth Stock                                [____]      [____]       419,000      16,000     322,000          0
Large Cap Quantitative Equity                         [____]      [____]        43,000           0      15,000          0
Large Cap Value Equity                                [____]      [____]       237,000      44,000     167,000          0
Life Vision Aggressive Growth                         [____]      [____]        14,000       5,000       8,000          0
Life Vision Conservative                              [____]      [____]         2,000       2,000       1,000          0
Life Vision Growth and Income                         [____]      [____]        30,000       7,000      19,000          0
Life Vision Moderate Growth                           [____]      [____]        43,000       8,000      28,000          0
Life Vision Target Date 2015                          [____]      [____]             0           0         ***        ***
Life Vision Target Date 2025                          [____]      [____]             0           0         ***        ***

                                                              2007                    2006               7/26/04-3/31/05
                                                     ---------------------   ----------------------   ----------------------
                                                       FEES        FEES         FEES        FEES        FEES         FEES
FUND*                                                PAID ($)   WAIVED ($)    PAID ($)   WAIVED ($)   PAID ($)    WAIVED ($)
-----                                                --------   ----------   ---------   ----------   --------    ----------
Life Vision Target Date 2035                          [____]      [____]             0           0         ***        ***
Limited-Term Federal Mortgage Securities              [____]      [____]       103,000      15,000      91,000          0
Maryland Municipal Bond                               [____]      [____]        11,000       2,000       8,000          0
Mid-Cap Core Equity                                   [____]      [____]        82,000      32,000      40,000          0
Mid-Cap Value Equity                                  [____]      [____]        57,000      15,000      35,000          0
North Carolina Tax-Exempt Bond                        [____]      [____]        11,000           0      43,000**        0
Prime Quality Money Market                            [____]      [____]     1,545,000     175,000     944,000          0
Seix Floating Rate High Income                        [____]      [____]         2,000       2,000         ***        ***
Select Large Cap Growth Stock                         [____]      [____]        39,000      24,000      35,000          0
Short-Term Bond                                       [____]      [____]        79,000      11,000      56,000          0
Short-Term U.S. Treasury Securities                   [____]      [____]        25,000      15,000      25,000          0
Small Cap Growth Stock                                [____]      [____]       348,000      69,000     172,000          0
Small Cap Quantitative Equity                         [____]      [____]           ***         ***         ***        ***
Small Cap Value Equity                                [____]      [____]       201,000      12,000     140,000          0
Strategic Income                                      [____]      [____]        80,000       7,000      44,000          0
Tax Exempt Money Market                               [____]      [____]       446,000         ***     252,000          0
Total Return Bond                                     [____]      [____]        16,000       5,000      11,000          0
U.S. Government Securities                            [____]      [____]        95,000       9,000      61,000          0
U.S. Government Securities Ultra-Short Bond           [____]      [____]        15,000      10,000      18,000          0
U.S. Treasury Money Market                            [____]      [____]       387,000       6,000     251,000          0
Ultra-Short Bond                                      [____]      [____]        59,000       8,000      43,000          0
Virginia Intermediate Municipal Bond                  [____]      [____]        47,000       3,000      35,000          0
Virginia Tax Free Money Market                        [____]      [____]       131,000           0      62,000          0

* Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

** Represents fees paid during the period March 21, 2005 (the commencement of operations) through March 31, 2005.

***  Not in operation during the period.

For the period June 1, 2004 through July 25, 2004, and for the fiscal year ended May 31, 2004, the Funds listed below paid the following administrative fees to
SEI:

                                                                   FEES PAID ($)
                                                                -------------------
                                                                6/1/04-
                             FUND                               7/25/04      2004
                             ----                               -------   ---------
Aggressive Growth Stock                                           3,000       2,000
Classic Institutional Cash Management Money Market              267,000   1,899,000
Classic Institutional Municipal Cash Reserve Money Market             *           *
Classic Institutional U.S. Government Securities Money Market    92,000     674,000
Classic Institutional U.S. Treasury Securities Money Market     189,000   1,364,000
Emerging Growth Stock                                             1,000       2,000
Georgia Tax-Exempt Bond                                          12,000      82,000
High Grade Municipal Bond                                        19,000     138,000
High Income                                                      14,000     124,000
International Equity                                             37,000     179,000
International Equity Index                                       39,000     223,000
Investment Grade Bond                                            64,000     514,000
Investment Grade Tax-Exempt Bond                                 26,000     168,000
Large Cap Core Equity                                            96,000     582,000
Large Cap Growth Stock                                          176,000     986,000
Large Cap Quantitative Equity                                     8,000      26,000
Large Cap Value Equity                                           88,000     563,000
Life Vision Aggressive Growth                                     5,000      26,000
Life Vision Conservative                                          1,000       3,000
Life Vision Growth and Income                                    10,000      55,000
Life Vision Moderate Growth                                      14,000      83,000
Limited-Term Federal Mortgage Securities                         33,000     387,000
Maryland Municipal Bond                                           5,000      37,000
Mid-Cap Core Equity                                              21,000     131,000
Mid-Cap Value Equity                                             17,000      93,000
Select Large Cap Growth Stock                                    24,000     189,000
Small Cap Growth Stock                                           89,000     558,000
Small Cap Value Equity                                           76,000     458,000
Strategic Income                                                 22,000     153,000
U.S. Government Securities Ultra-Short Bond                      11,000      92,000
Ultra-Short Bond                                                 25,000     186,000
Virginia Intermediate Municipal Bond                             20,000     139,000

*    Not in operation during the period.


For the fiscal years ended March 31, 2007 and March 31, 2006 and the fiscal period November 1, 2004 through March 31, 2005 and the period October 11 through October 31, 2004, the Seix Funds paid the following administration fees to the
Administrator:


                                 FEES PAID ($)
                    ---------------------------------------
                                        11/1/04-   5/29/04-
FUND                  2007      2006    3/31/05*   10/31/04
----                -------   -------   --------   --------
Intermediate Bond              18,000      5,000       560
Limited Duration               24,000     12,000     2,044
Seix High Yield               327,000    173,000    25,879
Total Return Bond             102,000     19,000       890

* Effective February 15, 2005, each Fund changed its fiscal year end from October 31 to March 31.

For the period November 1, 2003 through October 10, 2004 and the fiscal years ended October 31, 2003 and 2002, the Predecessor Funds paid the following administration fees to IBT:

                                 FEES PAID ($)             FEES REIMBURSED($)
                         ----------------------------   -----------------------
                          11/1/03-                      11/1/03-
FUND                      10/10/04     2003     2002    10/10/04   2003    2002
----                     ---------   -------   ------   --------   ----   -----
Seix Core Bond              38,054    31,882   64,743       0        0    2,197
Seix Intermediate Bond      23,124    20,502   26,988       0        0    2,087
Seix High Yield          1,006,266   361,051   21,521       0        0        0
Seix Limited Duration      106,165    64,647      100*      0        0        0

*    From commencement of operations on October 25, 2002.


                                 THE DISTRIBUTOR

The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of I Shares. In addition, the A Shares of the Funds have a distribution and service plan (the "A Plan"), the B Shares of the Funds have a distribution and service plan (the "B Plan"), and the C Shares of the Funds have a distribution and service plan (the "C Plan"). The Distributor also receives compensation for shareholder services provided to Corporate Trust Shares of the Funds pursuant to a shareholder service plan and agreement as described below.

After an initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, the Distributor, or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon 60 days written notice by either party.

Prior to July 26, 2004, the Funds, except the Seix Funds, were parties to a distribution agreement with SEI Investments Distribution Company.


For the fiscal years ended March 31, 2007 and March 31, 2006, the fiscal period ended March 31, 2005, and the fiscal year ended May 31, 2004, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

                                              AGGREGATE SALES CHARGES                  AMOUNT RETAINED
                                            PAYABLE TO DISTRIBUTOR ($)*               BY DISTRIBUTOR ($)
                                       -------------------------------------   -------------------------------
FUND**                                  2007     2006    2005***      2004      2007    2006   2005***   2004*
------                                 ------   ------   -------   ---------   ------   ----   -------   -----
Aggressive Growth Stock                [____]    1,000         0           0   [____]     0       0        0
Large Cap Growth Stock                 [____]   20,000    23,000     990,000   [____]     0       0        0
Total Return Bond                      [____]        0         0       1,000   [____]     0       0        0
Emerging Growth Stock                  [____]        0     1,000           0   [____]     0       0        0

                                              AGGREGATE SALES CHARGES                  AMOUNT RETAINED
                                            PAYABLE TO DISTRIBUTOR ($)*               BY DISTRIBUTOR ($)
                                       -------------------------------------   -------------------------------
FUND**                                  2007     2006    2005***      2004      2007    2006   2005***   2004*
------                                 ------   ------   -------   ---------   ------   ----   -------   -----
High Grade Municipal Bond              [____]    2,000     3,000      12,000   [____]     0         0        0
Georgia Tax-Exempt Bond                [____]        0         0       5,000   [____]     0         0        0
High Income                            [____]    3,000     1,000       2,000   [____]     0         0        0
Intermediate Bond                      [____]        0         0           0   [____]     0         0        0
International Equity                   [____]    5,000     2,000      24,000   [____]     0         0        0
International Equity Index             [____]    5,000     4,000      56,000   [____]     0         0        0
Investment Grade Bond                  [____]    3,000     7,000      20,000   [____]     0         0        0
Investment Grade Tax-Exempt Bond       [____]    8,000    10,000       7,000   [____]     0         0        0
Large Cap Quantitative Equity          [____]    5,000     2,000           0   [____]     0         0        0
Large Cap Core Equity                  [____]   15,000    20,000     105,000   [____]     0         0        0
Large Cap Value Equity                 [____]   18,000    11,000     235,000   [____]     0         0        0
Life Vision Aggressive Growth          [____]   14,000    11,000       1,000   [____]     0         0        0
Life Vision Conservative               [____]    7,000     7,000       1,000   [____]     0         0        0
Life Vision Growth and Income          [____]   71,000    30,000       2,000   [____]     0         0        0
Life Vision Moderate Growth            [____]   54,000    26,000       6,000   [____]     0         0        0
Life Vision Target Date 2015           [____]        0      ****        ****   [____]     0      ****     ****
Life Vision Target Date 2025           [____]        0      ****        ****   [____]     0      ****     ****
Life Vision Target Date 2035           [____]        0      ****        ****   [____]     0      ****     ****
Limited Duration                       [____]        0         0           0   [____]     0         0        0
Limited-Term Federal Mortgage
   Securities                          [____]    2,000    15,000      15,000   [____]     0         0        0
Maryland Municipal Bond                [____]    5,000         0        ****   [____]     0         0     ****
Mid-Cap Core Equity                    [____]    7,000     4,000      63,000   [____]     0         0        0
Mid-Cap Value Equity                   [____]    5,000     3,000       1,000   [____]     0         0        0
North Carolina Tax-Exempt Bond         [____]        0         0        ****   [____]     0         0     ****
Prime Quality Money Market             [____]        0         0   3,763,000   [____]     0         0        0
Select Large Cap Growth Stock          [____]        0         0       1,000   [____]     0         0        0
Seix Floating Rate High Income         [____]        0      ****        ****   [____]     0      ****     ****
Seix High Yield                        [____]   25,000         0      40,000   [____]     0         0        0
Short-Term Bond                        [____]    3,000     2,000      15,000   [____]     0         0        0
Short-Term U.S. Treasury Securities    [____]        0     1,000      29,000   [____]     0         0        0
Small Cap Growth Stock                 [____]   37,000    16,000     157,000   [____]     0         0        0
Small Cap Quantitative Equity          [____]     ****      ****        ****   [____]     0      ****     ****

                                             AGGREGATE SALES CHARGES               AMOUNT RETAINED BY
                                           PAYABLE TO DISTRIBUTOR ($)*              DISTRIBUTOR ($)
                                       ----------------------------------   -------------------------------
FUND**                                  2007     2006   2005***     2004     2007    2006   2005***   2004*
------                                 ------   -----   -------   -------   ------   ----   -------   -----
Small Cap Value Equity                 [____]   2,000    3,000      4,000   [____]     0       0        0
Strategic Income                       [____]   7,000    5,000      6,000   [____]     0       0        0
Tax-Exempt Money Market                [____]       0        0    401,000   [____]     0       0        0
U.S. Government Securities             [____]       0    3,000     32,000   [____]     0       0        0
U.S. Government Securities Money
   Market                              [____]       0        0    399,000   [____]     0       0        0
U.S. Treasury Money Market             [____]       0        0          0   [____]     0       0        0
Virginia Intermediate Municipal Bond   [____]       0    2,000     15,000   [____]     0       0        0
Virginia Tax Free Money Market         [____]       0        0    439,000   [____]     0       0        0

* The information in the above chart reflects gross distribution fees for the fiscal year ended May 31, 2004 which were payable by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

**** Not in operation during the period.


The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:

                                                               $50,000 BUT   $100,000 BUT   $250,000 BUT   $250,000 BUT   $1,000,000
                                                   LESS THAN    LESS THAN      LESS THAN      LESS THAN      LESS THAN        AND
FUNDS                                               $50,000      $100,000      $250,000       $500,000       $500,000        OVER
-----                                              ---------   -----------   ------------   ------------   ------------   ----------
Aggressive Growth Stock, Large Cap Growth
   Stock, Emerging Growth Stock, Large Cap
   Quantitative Equity, Large Cap Core Equity,
   Large Cap Value Equity, High Income,
   International Equity, International Equity
   Index, Life Vision Aggressive Growth, Life
   Vision Conservative, Life

Vision Growth and Income, Life Vision
   Moderate Growth, Life Vision Target Date
   2015, Life Vision Target Date 2025, Life
   Vision Target Date 2035, Mid-Cap Core Equity,
   Mid-Cap Value Equity, Select Large Cap Growth
   Stock, Small Cap Quantitative Equity, Small
   Cap Growth Stock and Small Cap Value Equity       5.00%        4.00%          3.00%          2.00%          1.75%         0.00%

                                                               $50,000 BUT   $100,000 BUT   $250,000 BUT   $250,000 BUT   $1,000,000
                                                   LESS THAN    LESS THAN      LESS THAN      LESS THAN      LESS THAN       AND
FUNDS                                               $50,000      $100,000      $250,000       $500,000       $500,000        OVER
-----                                              ---------   -----------   ------------   ------------   ------------   ----------
Limited Duration Fund, Limited-Term Federal
  Mortgage Securities, Short-Term Bond,
  Short-Term U.S. Treasury Securities and U.S.       2.25%        2.00%          1.75%          1.50%          1.25%         0.00%
  Government Securities


For the fiscal years ended March 31, 2007 and March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 fiscal year, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the B Shares:

                                     AGGREGATE SALES CHARGE                  AMOUNT RETAINED
                                   PAYABLE TO DISTRIBUTOR ($)*             BY DISTRIBUTOR ($)*
                                ----------------------------------   ------------------------------
FUND**                           2007     2006    2005***    2004     2007    2006   2005***   2004
------                          ------   ------   -------   ------   ------   ----   -------   ----
Life Vision Aggressive Growth   [____]   12,000    24,000   30,000   [____]     0       0        0
Life Vision Conservative        [____]    5,000    14,000   37,000   [____]     0       0        0
Life Vision Growth and Income   [____]   46,000   100,000   78,000   [____]     0       0        0
Life Vision Moderate Growth     [____]   23,000    48,000   95,000   [____]     0       0        0

* The information in the above chart reflects gross distribution fees for the fiscal year ended May 31, 2004, which were payable by such Funds pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, each Fund changed its fiscal year end from May 31 to March 31.

*** Represents fees paid during the period from June 1, 2004 through March 31, 2005.

**** Not in operation during the period.



For the fiscal years ended March 31, 2007 and March 31, 2006, the fiscal period ended March 31, 2005, and for the 2004 fiscal year, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the C Shares:

                                               AGGREGATE SALES CHARGE                AMOUNT RETAINED BY
                                            PAYABLE TO DISTRIBUTOR ($)*               DISTRIBUTOR ($)*
                                       -------------------------------------   ------------------------------
FUND**                                  2007     2006    2005***      2004      2007    2006   2005***   2004
------                                 ------   ------   -------   ---------   ------   ----   -------   ----
Aggressive Growth Stock                [____]    1,000         0           0   [____]     0         0      0
Emerging Growth Stock                  [____]        0         0           0   [____]     0         0      0
Georgia Tax-Exempt Bond                [____]    2,000         0     163,000   [____]     0         0      0
High Grade Municipal Bond              [____]        0         0     310,000   [____]     0         0      0
High Income                            [____]    3,000         0     852,000   [____]     0         0      0
Intermediate Bond                      [____]    1,000         0           0   [____]     0         0      0
International Equity                   [____]    2,000         0      70,000   [____]     0         0      0
International Equity Index             [____]    1,000         0      43,000   [____]     0         0      0
Investment Grade Bond                  [____]    3,000         0     319,000   [____]     0         0      0

                                               AGGREGATE SALES CHARGE                AMOUNT RETAINED BY
                                            PAYABLE TO DISTRIBUTOR ($)*               DISTRIBUTOR ($)*
                                       -------------------------------------   ------------------------------
FUND**                                  2007     2006    2005***      2004      2007    2006   2005***   2004
------                                 ------   ------   -------   ---------   ------   ----   -------   ----
Investment Grade Tax-Exempt Bond       [____]    1,000         0     290,000   [____]     0         0       0
Large Cap Core Equity                  [____]   10,000         0     910,000   [____]     0         0       0
Large Cap Growth Stock                 [____]    5,000         0   1,030,000   [____]     0         0       0
Large Cap Quantitative Equity          [____]    2,000         0       7,000   [____]     0         0       0
Large Cap Quantitative Equity          [____]    1,000      ****        ****   [____]     0      ****    ****
Large Cap Value Equity                 [____]    3,000         0     561,000   [____]     0         0       0
Life Vision Aggressive Growth          [____]    4,000      ****        ****   [____]     0      ****    ****
Life Vision Conservative               [____]    2,000      ****        ****   [____]     0      ****    ****
Life Vision Growth and Income          [____]   12,000      ****        ****   [____]     0      ****    ****
Life Vision Moderate Growth            [____]    4,000      ****        ****   [____]     0      ****    ****
Life Vision Target Date 2015           [____]        0      ****        ****   [____]     0      ****    ****
Life Vision Target Date 2025           [____]        0      ****        ****   [____]     0      ****    ****
Life Vision Target Date 2035           [____]        0      ****        ****   [____]     0      ****    ****
Limited Duration                       [____]        0         0           0   [____]     0         0       0
Limited-Term Federal Mortgage
   Securities                          [____]        0         0   1,237,000   [____]     0         0       0
Maryland Municipal Bond                [____]        0         0     253,000   [____]     0         0       0
Mid-Cap Core Equity                    [____]    4,000         0     153,000   [____]     0         0       0
Mid-Cap Value Equity                   [____]    1,000         0      73,000   [____]     0         0       0
North Carolina Tax-Exempt Bond         [____]        0         0        ****   [____]     0         0    ****
Prime Quality Money Market             [____]        0   184,000     120,000   [____]     0         0       0
Seix High Yield                        [____]   15,000         0           0   [____]     0         0       0
Select Large Cap Growth Stock          [____]    3,000         0   1,054,000   [____]     0         0       0
Short-Term Bond                        [____]        0         0     299,000   [____]     0         0       0
Short-Term U.S. Treasury Securities    [____]    1,000         0     975,000   [____]     0         0       0
Small Cap Growth Stock                 [____]   10,000         0     370,000   [____]     0         0       0
Small Cap Quantitative Equity          [____]        0      ****        ****   [____]     0      ****    ****
Small Cap Value Equity                 [____]    4,000         0     434,000   [____]     0         0       0
Strategic Income                       [____]    2,000         0   1,520,000   [____]     0         0       0
Total Return Bond                      [____]        0         0           0   [____]     0         0       0
Virginia Intermediate Municipal Bond   [____]        0      ****        ****   [____]     0      ****    ****

* The information in the above chart reflects gross distribution fees for the fiscal year ended May 31, 2004, which were payable by the Funds, except the Seix Funds, pursuant to a distribution agreement between the Trust and SEI Investments Distribution Co. The information in the above chart was calculated and provided by SEI Investments Distribution Co.

** Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

*** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

**** Not in operation during the period.

     A SHARES, B SHARES AND C SHARES DISTRIBUTION PLANS

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of A Shares and (b) the shareholders servicing of A Shares. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

                                                                       MAXIMUM AMOUNT OF A PLAN
                                                   MAXIMUM             DISTRIBUTION AND SERVICE
                                           A PLAN DISTRIBUTION AND   FEE PAYABLE FOR SHAREHOLDER
FUND                                             SERVICE FEE                  SERVICES*
----                                       -----------------------   ---------------------------
Aggressive Growth Stock                             0.35%                       0.25%
Emerging Growth Stock                               0.35%                       0.25%
Georgia Tax-Exempt Bond                             0.18%                       0.15%
High Grade Municipal Bond                           0.18%                       0.15%
High Income                                         0.30%                       0.25%
Intermediate Bond                                   0.25%                       0.25%
International Equity                                0.33%                       0.25%
International Equity Index                          0.35%                       0.25%
Investment Grade Bond                               0.35%                       0.25%
Investment Grade Tax-Exempt Bond                    0.35%                       0.25%
Large Cap Core Equity                               0.25%                       0.25%
Large Cap Growth Stock                              0.35%                       0.25%
Large Cap Quantitative Equity                       0.25%                       0.25%
Large Cap Value Equity                              0.33%                       0.25%
Life Vision Aggressive Growth                       0.35%                       0.25%
Life Vision Conservative                            0.35%                       0.25%
Life Vision Growth and Income                       0.35%                       0.25%
Life Vision Moderate Growth                         0.35%                       0.25%
Life Vision Target Date 2015                        0.35%                       0.25%
Life Vision Target Date 2025                        0.35%                       0.25%
Life Vision Target Date 2035                        0.35%                       0.25%
Limited-Term Federal Mortgage Securities            0.23%                       0.15%
Maryland Municipal Bond                             0.15%                       0.15%
Mid-Cap Core Equity                                 0.35%                       0.25%
Mid-Cap Value Equity                                0.35%                       0.25%
North Carolina Tax-Exempt Bond                      0.15%                       0.15%
Prime Quality Money Market                          0.20%                       0.15%
Seix Floating Rate High Income                      0.35%                       0.25%
Seix High Yield                                     0.25%                       0.25%
Select Large Cap Growth Stock                       0.35%                       0.25%
Short-Term Bond                                     0.23%                       0.15%
Short-Term U.S. Treasury Securities                 0.18%                       0.15%
Small Cap Growth Stock                              0.35%                       0.25%
Small Cap Quantitative Equity                       0.35%                       0.25%
Small Cap Value Equity                              0.33%                       0.25%
Strategic Income                                    0.35%                       0.25%

                                                                       MAXIMUM AMOUNT OF A PLAN
                                                   MAXIMUM             DISTRIBUTION AND SERVICE
                                           A PLAN DISTRIBUTION AND   FEE PAYABLE FOR SHAREHOLDER
FUND                                             SERVICE FEE                  SERVICES*
----                                       -----------------------   ---------------------------
Tax-Exempt Money Market                             0.15%                       0.15%
Total Return Bond                                   0.25%                       0.25%
U.S. Government Securities                          0.35%                       0.25%
U.S. Government Securities Money Market             0.17%                       0.15%
U.S. Treasury Money Market                          0.15%                       0.15%
Virginia Intermediate Municipal Bond                0.15%                       0.15%
Virginia Tax-Free Money Market                      0.20%                       0.15%

* Up to the amounts specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.

The Board has approved the maximum amounts shown in the table above. However, the Board has currently approved the implementation of only the amounts shown in the table below. Payments under the A Plan may not exceed the amounts shown below unless the Board approves the implementation of higher amounts.

                                                                         MAXIMUM AMOUNT OF A PLAN
                                                                         DISTRIBUTION AND SERVICE
                                           CURRENT A PLAN DISTRIBUTION       FEE ALLOCATED FOR
FUND                                             AND SERVICE FEE           SHAREHOLDER SERVICES
----                                       ---------------------------   ------------------------
Aggressive Growth Stock                               0.30%                        0.25%
Emerging Growth Stock                                 0.30%                        0.25%
Georgia Tax-Exempt Bond                               0.15%                        0.15%
High Grade Municipal Bond                             0.15%                        0.15%
High Income                                           0.30%                        0.25%
Intermediate Bond                                     0.25%                        0.25%
International Equity                                  0.30%                        0.25%
International Equity Index                            0.30%                        0.25%
Investment Grade Bond                                 0.30%                        0.25%
Investment Grade Tax-Exempt Bond                      0.30%                        0.25%
Large Cap Core Equity                                 0.25%                        0.25%
Large Cap Growth Stock                                0.30%                        0.25%
Large Cap Quantitative Equity                         0.25%                        0.25%
Large Cap Value Equity                                0.30%                        0.25%
Life Vision Aggressive Growth                         0.30%                        0.25%
Life Vision Conservative                              0.30%                        0.25%
Life Vision Growth and Income                         0.30%                        0.25%
Life Vision Moderate Growth                           0.30%                        0.25%
Life Vision Target Date 2015                          0.30%                        0.25%
Life Vision Target Date 2025                          0.30%                        0.25%
Life Vision Target Date 2035                          0.30%                        0.25%
Limited-Term Federal Mortgage Securities              0.20%                        0.15%
Maryland Municipal Bond                               0.15%                        0.15%
Mid-Cap Core Equity                                   0.30%                        0.25%
Mid-Cap Value Equity                                  0.30%                        0.25%
North Carolina Tax-Exempt Bond                        0.15%                        0.15%
Prime Quality Money Market                            0.15%                        0.15%
Seix Floating Rate High Income                        0.30%                        0.25%
Seix High Yield                                       0.25%                        0.25%
Select Large Cap Growth Stock                         0.30%                        0.25%
Short-Term Bond                                       0.20%                        0.15%

                                                                         MAXIMUM AMOUNT OF A PLAN
                                                                         DISTRIBUTION AND SERVICE
                                           CURRENT A PLAN DISTRIBUTION       FEE ALLOCATED FOR
FUND                                             AND SERVICE FEE           SHAREHOLDER SERVICES
----                                       ---------------------------   ------------------------
Short-Term U.S. Treasury Securities                   0.18%                        0.15%
Small Cap Growth Stock                                0.30%                        0.25%
Small Cap Quantitative Equity                         0.30%                        0.25%
Small Cap Value Equity                                0.25%                        0.25%
Strategic Income                                      0.30%                        0.25%
Tax-Exempt Money Market                               0.15%                        0.15%
Total Return Bond                                     0.25%                        0.25%
U.S. Government Securities                            0.30%                        0.25%
U.S. Government Securities Money Market               0.15%                        0.15%
U.S. Treasury Money Market                            0.15%                        0.15%
Virginia Intermediate Municipal Bond                  0.15%                        0.15%
Virginia Tax-Free Money Market                        0.15%                        0.15%

In addition, the Distribution Agreement, the B Plan and the C Plan adopted by the Trust provide that B Shares and C Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to B Shares or C Shares shareholders or their customers who beneficially own B Shares or C Shares. In addition, B Shares and C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and C Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Plan, the B Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan, the B Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan, the B Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan, the B Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan, the B Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust.

All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of B Shares or C Shares, but B Shares and C Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Plan and the C Plan, B Shares and C Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its B Shares or C Shares.


For the fiscal year ended March 31, 2007, the Funds paid the following amounts as compensation to broker-dealers pursuant to the A Plan:

FUND                                       AMOUNT PAID ($)
----                                       ---------------
Aggressive Growth Stock                         [____]
Emerging Growth Stock                           [____]
Georgia Tax-Exempt Bond                         [____]
High Grade Municipal Bond                       [____]
High Income                                     [____]
Intermediate Bond                               [____]
International Equity                            [____]
International Equity Index                      [____]
Investment Grade Bond                           [____]
Investment Grade Tax-Exempt Bond                [____]
Large Cap Core Equity                           [____]
Large Cap Growth Stock                          [____]
Large Cap Quantitative Equity                   [____]
Large Cap Value Equity                          [____]
Life Vision Aggressive Growth                   [____]
Life Vision Conservative                        [____]
Life Vision Growth and Income                   [____]
Life Vision Moderate Growth                     [____]
Life Vision Target Date 2015                    [____]
Life Vision Target Date 2025                    [____]
Life Vision Target Date 2035                    [____]
Limited-Term Federal Mortgage Securities        [____]
Maryland Municipal Bond                         [____]
Mid-Cap Core Equity                             [____]
Mid-Cap Value Equity                            [____]
North Carolina Tax-Exempt Bond                  [____]
Prime Quality Money Market                      [____]
Seix Floating Rate High Income                  [____]
Seix High Yield                                 [____]
Select Large Cap Growth Stock                   [____]
Short-Term Bond                                 [____]
Short-Term U.S. Treasury Securities             [____]
Small Cap Growth Stock                          [____]
Small Cap Quantitative Equity                   [____]
Small Cap Value Equity                          [____]
Strategic Income                                [____]
Tax-Exempt Money Market                         [____]
Total Return Bond                               [____]
U.S. Government Securities                      [____]

FUND                                       AMOUNT PAID ($)
----                                       ---------------
U.S. Government Securities Money Market         [____]
U.S. Treasury Money Market                      [____]
Virginia Intermediate Municipal Bond            [____]
Virginia Tax-Free Money Market                  [____]

For the fiscal year ended March 31, 2007, the Funds paid the following amounts as compensation to broker-dealers pursuant to the B Plan:

FUND                            AMOUNT PAID ($)
----                            ---------------
Life Vision Aggressive Growth
Life Vision Conservative
Life Vision Growth and Income
Life Vision Moderate Growth

For the fiscal year ended March 31, 2007, the Funds paid the following amounts as compensation to broker-dealers pursuant to the C Plan:

FUND*                                      AMOUNT PAID ($)
-----                                      ---------------
Aggressive Growth Stock
Emerging Growth Stock
Georgia Tax-Exempt Bond
High Grade Municipal Bond
High Income
International Equity
International Equity Index
Investment Grade Bond
Investment Grade Tax-Exempt Bond
Large Cap Core Equity
Large Cap Growth Stock
Large Cap Quantitative Equity
Large Cap Value Equity
Life Vision Aggressive Growth
Life Vision Conservative
Life Vision Growth and Income
Life Vision Moderate Growth
Life Vision Target Date 2015
Life Vision Target Date 2025
Life Vision Target Date 2035
Limited-Term Federal Mortgage Securities
Maryland Municipal Bond
Mid-Cap Core Equity
Mid-Cap Value Equity
North Carolina Tax-Exempt Bond
Prime Quality Money Market
Select Large Cap Growth Stock
Short-Term Bond
Short-Term U.S. Treasury Securities
Small Cap Growth Stock

FUND*                                      AMOUNT PAID ($)
-----                                      ---------------
Small Cap Quantitative Equity
Small Cap Value Equity
Strategic Income
U.S. Government Securities
Virginia Intermediate Municipal Bond


Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and C Shares (purchased prior to August 1, 2005), unless otherwise agreed upon by the Distributor and such broker-dealer.

                                                                                                 ANNUAL PAYOUT 12(B)-1
                                                 ANNUAL PAYOUT 12(B)-1      INITIAL PAYMENT -       EFFECTIVE IN THE
FUND                                          EFFECTIVE IMMEDIATELY (A)*   AT TIME OF SALE (C)       13TH MONTH (C)
----                                          --------------------------   -------------------   ---------------------
EQUITY FUNDS
Aggressive Growth Stock                                  0.25%                    1.00%                  1.00%
Emerging Growth Stock                                    0.25%                    1.00%                  1.00%
Intermediate Bond                                        0.25%                    1.00%                  1.00%
International Equity                                     0.25%                    1.00%                  1.00%
International Equity Index                               0.25%                    1.00%                  1.00%
Large Cap Core Equity                                    0.25%                    1.00%                  1.00%
Large Cap Growth Stock                                   0.25%                    1.00%                  1.00%
Large Cap Quantitative Equity                            0.25%                    1.00%                  1.00%
Large Cap Value Equity                                   0.25%                    1.00%                  1.00%
Life Vision Aggressive Growth                            0.25%                    1.00%                  1.00%
Life Vision Conservative                                 0.25%                    1.00%                  1.00%
Life Vision Growth and Income                            0.25%                    1.00%                  1.00%
Life Vision Moderate Growth                              0.25%                    1.00%                  1.00%
Life Vision Target Date 2015                             0.25%                     n/a                    n/a
Life Vision Target Date 2025                             0.25%                     n/a                    n/a
Life Vision Target Date 2035                             0.25%                     n/a                    n/a
Limited Duration                                         0.25%                    1.00%                  1.00%
Mid-Cap Core Equity                                      0.25%                    1.00%                  1.00%
Mid-Cap Value Equity                                     0.25%                    1.00%                  1.00%
North Carolina Tax-Exempt Bond                           0.25%                    1.00%                  1.00%
Seix Floating Rate High Income                           0.25%                    1.00%                  1.00%
Seix High Yield                                          0.25%                    1.00%                  1.00%
Select Large Cap Growth Stock                            0.25%                    1.00%                  1.00%
Small Cap Growth Stock                                   0.25%                    1.00%                  1.00%
Small Cap Quantitative Equity                            0.25%                    1.00%                  1.00%
Small Cap Value Equity                                   0.25%                    1.00%                  1.00%
Total Return Bond                                        0.25%                    1.00%                  1.00%
FIXED INCOME FUNDS
Georgia Tax-Exempt Bond                                  0.15%                    1.00%                  1.00%
High Grade Municipal Bond                                0.15%                    1.00%                  1.00%
High Income                                              0.25%                    1.00%                  1.00%
Investment Grade Bond                                    0.25%                    1.00%                  1.00%
Investment Grade Tax-Exempt Bond                         0.25%                    1.00%                  1.00%
Limited Term Federal Mortgage Securities                 0.15%                    1.00%                  1.00%
Maryland Municipal Bond                                  0.15%                    1.00%                  1.00%

                                                                                                 ANNUAL PAYOUT 12(B)-1
                                                 ANNUAL PAYOUT 12(B)-1      INITIAL PAYMENT -    EFFECTIVE IN THE 13TH
FUND                                          EFFECTIVE IMMEDIATELY (A)*   AT TIME OF SALE (C)         MONTH (C)
----                                          --------------------------   -------------------   ---------------------
Short Term Bond                                          0.15%                    1.00%                  1.00%
Short-Term U.S. Treasury Securities                      0.15%                    1.00%                  1.00%
Strategic Income                                         0.25%                    1.00%                  1.00%
U.S. Government Securities                               0.25%                    1.00%                  1.00%
U.S. Government Securities Ultra-Short Bond               n/a                     1.00%                  1.00%
Virginia Intermediate Municipal Bond                     0.15%                    1.00%                  1.00%
MONEY MARKET FUND
Prime Quality Money Market                                n/a                      n/a                   1.00%

* Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).

Other than any portion of the sales charges imposed on purchases, and unless otherwise agreed upon by the Distributor and such broker-dealer the Distributor pays broker-dealers selling C Shares purchased beginning August 1, 2005, an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%.


SHAREHOLDER SERVICING PLANS. The Trust has adopted a shareholder service plan for the Classic Institutional U.S. Treasury Securities Money Market Fund's Corporate Trust Shares (the "Service Plan"). Until August 1, 2005, the Service Plan also applied to the Funds' Institutional Shares. Under the Service Plan, the Classic Institutional U.S. Treasury Securities Money Market Fund will pay SunTrust Bank ("SunTrust") a fee of up to 0.25% of the average daily net assets attributable to the Corporate Trust Shares. SunTrust may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

For the fiscal years ended March 31, 2006 and 2007, the fiscal period from June 1, 2004 through March 31, 2005, and the fiscal year ended May 31, 2004, the Classic Institutional U.S. Treasury Securities Money Market Fund paid the following amount pursuant to the Service Plan:

                                           FEES - AMOUNT PAID ($)                     FEES - AMOUNT WAIVED ($)
                              -----------------------------------------------   -------------------------------------
FUND*                          2007       2006     6/1/04-3/31/05      2004      2007    2006   6/1/04-3/31/05   2004
-----                         ------   ---------   --------------   ---------   ------   ----   --------------   ----
Classic Institutional
   U.S. Treasury Securities
   Money Market Fund          [____]   4,603,000      2,577,000     2,947,000   [____]     0           0           0

* Effective February 15, 2005, the Fund changed its fiscal year end from May 31 to March 31.

                               THE TRANSFER AGENT


BISYS Funds Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend paying agent to the Trust.

                                  THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[__________] LLP, located at [____], serves as the Trust's independent registered public accounting firm.

                                  LEGAL COUNSEL


Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Variable Trust which is comprised of five series.


                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN THE STI
NAME, BUSINESS ADDRESS,    POSITION     TERM OF OFFICE                                         FUND COMPLEX
  STATE OF RESIDENCE,     HELD WITH       AND LENGTH        PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY     OTHER DIRECTORSHIPS
     DATE OF BIRTH        THE GROUP     OF TIME SERVED             THE PAST 5 YEARS              TRUSTEES         HELD BY TRUSTEE
-----------------------   ---------   -----------------   ----------------------------------   ------------   ----------------------
INTERESTED TRUSTEE*:
Clarence H. Ridley         Trustee    Indefinite; since   Chairman, Haverty Furniture               55        Crawford & Co.
3435 Stelzer Road                     November 2001       Companites; Partner, King and
Columbus, OH 43219                                        Spaulding LLP (law firm)
(Georgia)                                                 (1977 to 2000)
DOB 06/42

INDEPENDENT TRUSTEES**:
Jeffrey M. Biggar          Trustee    Indefinite; since   Retired. Chief Executive Officer          55        None
3435 Stelzer Road                     January 2007        and Senior Managing Director,
Columbus, OH 43219                                        Sterling (National City Corp.)
(Ohio)                                                    (2002-2006)
DOB 02/50

F. Wendell Gooch           Trustee    Indefinite; since   Retired                                   55        SEI Family of Funds
3435 Stelzer Road                     May 1992
Columbus, OH 43219
(Indiana)
DOB 12/32

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN THE STI
NAME, BUSINESS ADDRESS,    POSITION     TERM OF OFFICE                                         FUND COMPLEX
  STATE OF RESIDENCE,     HELD WITH       AND LENGTH        PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY     OTHER DIRECTORSHIPS
     DATE OF BIRTH        THE GROUP     OF TIME SERVED             THE PAST 5 YEARS              TRUSTEES         HELD BY TRUSTEE
-----------------------   ---------   -----------------   ----------------------------------   ------------   ----------------------
Sidney E. Harris           Trustee    Indefinite; since   Professor (since 1997), Dean              55        ServiceMaster Company;
3435 Stelzer Road                     November 2004       (1997-2004), J. Mack Robinson                       Total System Services,
Columbus, OH 43219                                        College of Business, Georgia                        Inc.
(Georgia)                                                 State University
DOB 07/49

Warren Y. Jobe             Trustee    Indefinite; since   Retired. Executive Vice                   55        WellPoint, Inc;
3435 Stelzer Road                     November 2004       President, Georgia Power Company                    UniSource Energy
Columbus, OH 43219                                        and Senior Vice President,                          Corp.; HomeBanc Corp.
(Georgia)                                                 Southern Company (1998-2001)
DOB 11/40

Connie D. McDaniel         Trustee    Indefinite; since   Vice President Global Finance             55        None
3435 Stelzer Road                     May 2005            Transformation (since 2007), Vice
Columbus, OH 43219                                        President and Controller (1999 -
(Georgia)                                                 2007), The Coca-Cola Company
DOB 04/42

James O. Robbins           Trustee    Indefinite; since   Retired. President and Chief              55        Bessemer Securities,
3435 Stelzer Road                     May 2000            Executive Officer, Cox                              Inc.; Humana, Inc.
Columbus, OH 43219                                        Communications, Inc. (1985 - 2005)
(Florida)
DOB 07/42

Charles D. Winslow         Trustee    Indefinite; since   Retired. Formerly Partner,                55        None
3435 Stelzer Road                     November 2004       Accenture (consulting)
Columbus, OH 43219
(Florida)
DOB 07/35

* Mr. Ridley may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.


BOARD COMMITTEES. The Board has established the following committees:


- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms' opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Biggar, Gooch, Harris and Winslow and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [______] times in the most recently completed fiscal year.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Gooch, Harris, Jobe and Robbins currently serve as members of the Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met [_____] times during the most recently completed fiscal year.

- VALUATION COMMITTEE. The Board has established the Trust's Valuation Committee, which is composed of two Trustees, as non-voting members, and various representatives of the Trust's service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee's determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met [_____] times during the most recently completed fiscal year.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Variable Trust.

                                             AGGREGATE DOLLAR
                                             RANGE OF SHARES
                                            IN ALL INVESTMENT
                                            COMPANIES OVERSEEN
                       DOLLAR RANGE OF     BY TRUSTEE IN FAMILY
TRUSTEE                  FUND SHARES     OF INVESTMENT COMPANIES
-------                ---------------   -----------------------
INTERESTED TRUSTEE
Clarence H. Ridley          [____]                [____]

INDEPENDENT TRUSTEES
Jeffrey M. Biggar           [____]                [____]
F. Wendell Gooch            [____]                [____]
James O. Robbins            [____]                [____]
Sidney E. Harris            [____]                [____]
Warren Jobe                 [____]                [____]
Charles D. Winslow          [____]                [____]
Connie D. McDaniel          [____]                [____]

As of [____], 2007, the Trustees and Officers of the Trust as a group owned less that 1% of the outstanding shares of each class of each Fund except as follows:
[____]


BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2007. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Variable Trust.


                             AGGREGATE         PENSION OR
                           COMPENSATION   RETIREMENT BENEFITS      ESTIMATED       TOTAL COMPENSATION
                             FROM THE       ACCRUED AS PART     ANNUAL BENEFITS      FROM THE TRUST
NAME OF TRUSTEE            TRUST ($)(1)     OF FUND EXPENSES    UPON RETIREMENT   AND FUND COMPLEX ($)
---------------            ------------   -------------------   ---------------   --------------------
INTERESTED TRUSTEES
Richard W. Courts, II(2)      [____]              N/A                 N/A                [____]
Clarence H. Ridley            [____]              N/A                 N/A                [____]

INDEPENDENT TRUSTEES
Jeffrey M. Biggar(2)          [____]                                                     [____]
Thomas Gallagher(2)           [____]              N/A                 N/A                [____]
F. Wendell Gooch              [____]              N/A                 N/A                [____]
Connie McDaniel               [____]              N/A                 N/A                [____]
James O. Robbins              [____]              N/A                 N/A                [____]
Sidney E. Harris              [____]              N/A                 N/A                [____]
Warren Y. Jobe                [____]              N/A                 N/A                [____]
Charles D. Winslow            [____]              N/A                 N/A                [____]

(1) Amounts include payments deferred by Trustess for the fiscal year ended March 31, 2007. The total amount of deferred compensation (including interest) accrued for the Trustees is as follows: Biggar ($____), Gooch ($____), Harris ($____) and Robbins ($____).

(2) Mr. Biggar became a Trustee of the Trust effective January 1, 2007. Messrs. Courts and Gallagher resigned as Trustees of the Trust effective December 31, 2006.



DEFERRED COMPENSATION PLAN. Effective January 1, 2007, the Trustees adopted a Deferred Compensation Plan designed to comply with section 409A of the Internal Revenue Code. Pursuant to the Deferred Compensation Plan, each Trustee may elect to defer receipt of between 30% to 100% of his or her aggregate annual compensation from the Trust and the STI Classic Variable Trust, and such amount is placed into a deferral account. Deferred amounts accumulate at an earnings rate determined by the return of one or more Funds as designated by the Trustees. Amounts deferred and accumulated earning on such amounts are unfunded and are general unsecured liabilities of the

Trust and the STI Classic Variable Trust until paid to the Trustees. Messrs. Biggar, Gooch, Harris and Robbins are the only Trustees who currently are deferring compensation under the Deferred Compensation Plan.


TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.


NAME, ADDRESS                                      TERM OF OFFICE
AND DATE OF               POSITION(S) HELD           AND LENGTH
BIRTH                        WITH TRUST            OF TIME SERVED   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------         -------------------------   ---------------   -----------------------------------------------
OFFICERS:
R. Jeffrey Young      President and Chief         One year; since   Senior Vice President, Relationship Management,
3435 Stelzer Road     Executive Officer           July 2004         BISYS Fund Services (since 2002); Vice
Columbus, OH 43219                                                  President, Client Services, BISYS Fund Services
DOB 08/64                                                           (1997-2002)

Deborah A. Lamb       Executive Vice President;   One year; since   Chief Compliance Officer, Managing Director,
50 Hurt Plaza         Assistant Secretary;        September 2004;   Trusco Capital Management, Inc. (since 2003);
Suite 1400            Chief Compliance Officer    since November    President, Investment Industry Consultants, LLC
Atlanta, GA 30303                                 2003; since       (2000 - 2003); Director of Compliance,
DOB 10/52                                         August 2004       INVESCO, Inc. (1995-2000)
                                                  (respectively)

Martin R. Dean        Treasurer and Chief         One year; since   Vice President, Fund Administration,
3435 Stelzer Road     Financial Officer           March 2007        BISYS Fund Services
Columbus, OH 43219
DOB 10/65

Cynthia J. Surprise   Secretary and Chief Legal   One year; since   Senior Counsel, Legal Services, BISYS Fund
3435 Stelzer Road     Officer                     February 2005     Services (since 2004); Director and Counsel,
Columbus, OH 43219                                                  Investors Bank & Trust Company (1999-2004)
DOB 07/46

Jennifer A. English   Assistant Secretary         One year; since   Assistant Counsel, Legal Services, BISYS Fund
3435 Stelzer Road                                 November 2005     Services (since 2005); Assistant Counsel,
Columbus, OH 43219                                                  PFPC Inc. (2002-2005)
DOB 03/72


                         PURCHASING AND REDEEMING SHARES


Purchases and redemptions of shares of the Equity Funds and Bond Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. The Trust reserves the right to open the Bond Funds when the Federal Reserve Bank of New York (the "Fed") and/or the principal bond markets are open for business even if the NYSE is closed. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Fed are open for settlement. The Trust reserves the right to open the Money Mrket Funds when the Fed is open for settlement and/or the principal bond markets are open for business even if the NYSE is closed.Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the Fed and the principal bond markets are closed on the same days that the NYSE is closed except for Good Friday. In addition, the Fed and the principal bond markets are closed on the days that Columbus Day and Veterans Day are observed.


It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Board has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or employees of the Adviser. "Immediate Family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under. Currently, the front-end sales charge is waived on A Shares purchased by Trustees or employees of the Adviser and their respective immediate family members.

The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.




As of April 30, 2004 (the "Close Date"), shares of the Small Cap Value Equity Fund are no longer available to new investors; existing shareholders may continue to invest in the Fund. An existing shareholder is defined as follows:

     -    INDIVIDUAL INVESTORS in the Fund on the Close Date;

     - ALL OTHER FOR-PROFIT OR NOT-FOR-PROFIT ENTITIES with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

     - 401(K) PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

     - DEFINED BENEFIT PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date;

     - PENSION PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date; and

     - NON-QUALIFIED PLANS with whom an agreement to offer the Fund had been signed but not funded prior to the Close Date.


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All of the above referenced shareholders are permitted to make new investments in the Fund. This includes beneficial owners, whether new or existing, of the existing 401(k) plans, defined benefit plans, pension plans and non-qualified plans.

As of August 1, 2005, Class B Shares are not available for purchase, except through dividend or distribution reinvestments in Class B Shares and exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The funds will combine the value of your current purchases with the current market value of any shares previously purchased for

     -    your individual account(s),

     -    your spouse's account(s),

     -    joint account(s) with your spouse,

     -    your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.75% for the following Funds:

     Aggressive Growth Stock Fund
     Emerging Growth Stock Fund
     Large Cap Core Equity Fund
     Large Cap Growth Stock Fund
     Large Cap Quantitative Equity Fund
     Large Cap Value Equity Fund
     Mid-Cap Core Equity Fund
     Mid-Cap Value Equity Fund
     Select Large Cap Growth Stock Fund


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     Small Cap Growth Stock Fund
     Small Cap Quantitative Equity Fund
     Small Cap Value Equity Fund

and 4.75% for the following Funds:

     Georgia Tax-Exempt Bond Fund
     High Grade Municipal Bond Fund
     High Income Fund
     Intermediate Bond Fund
     Investment Grade Bond Fund
     Investment Grade Tax-Exempt Bond Fund
     Maryland Municipal Bond Fund
     North Carolina Tax-Exempt Bond Fund
     Seix Floating Rate High Income Fund
     Seix High Yield Fund
     Strategic Income Fund
     U.S. Government Securities Ultra-Short Bond Fund
     Ultra-Short Bond Fund
     Virginia Intermediate Municipal Bond Fund

of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

                        DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such


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values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

                                      TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX


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

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even thought the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its nets investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.


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

The Fixed Income Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Fixed Income Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.


Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.
A Fund's participation in loans of securities may affect the amount, timing and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Such income will also not be qualifying dividends eligible for the dividends received deduction for corporate investors. The Funds expect to use such substitute payments, if any, to satisfy a Fund's expenses, and therefore expect that their receipt of substitute payments, if any, will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by a Fund and therefore cannot be passed through to shareholders.


Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.


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

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Tax-Exempt Funds

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends


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

received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and


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

repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder's federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

                                FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


For the fiscal years ended March 31, 2007 and March 31, 2006, the fiscal period ended March 31, 2005, and the 2004 fiscal year, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

                                                                           AGGREGATE DOLLAR AMOUNT OF
                                                                         BROKERAGE COMMISSIONS PAID ($)
                                                                    ---------------------------------------
FUND*                                                                2007      2006      2005**      2004
-----                                                               ------  ---------  ---------  ---------
Aggressive Growth Stock                                             [____]    262,663    224,478     26,801
Classic Institutional Cash Management Money Market Fund             [____]          0     94,000    201,722
Classic Institutional Municipal Cash Reserve Money Market Fund      [____]          0         **         **
Classic Institutional U.S. Government Securities Money Market Fund  [____]          0     67,000    133,911
Classic Institutional U.S. Treasury Securities Money Market Fund    [____]          0    633,000    751,820
Emerging Growth Stock                                               [____]    138,359     53,450     28,256
Georgia Tax-Exempt Bond                                             [____]          0          0          0
High Grade Municipal Bond                                           [____]          0          0        994
High Income                                                         [____]          0      1,186          0
Intermediate Bond                                                   [____]          0          0          0
International Equity                                                [____]  1,922,438    388,837  1,189,052
International Equity Index                                          [____]    411,897    236,456     94,924
Investment Grade Bond                                               [____]          0          0      4,979
Investment Grade Tax-Exempt Bond                                    [____]          0          0        888
Large Cap Core Equity                                               [____]  1,955,667  1,120,131  1,534,256
Large Cap Growth Stock                                              [____]  3,547,454  3,276,204  4,637,119
Large Cap Quantitative Equity                                       [____]    938,790    365,960    303,252
Large Cap Value Equity                                              [____]  2,208,629  1,901,299  1,852,549
Life Vision Aggressive Growth                                       [____]          0          0          0
Life Vision Conservative                                            [____]          0          0          0
Life Vision Growth and Income                                       [____]          0          0          0
Life Vision Moderate Growth                                         [____]          0          0          0
Life Vision Target Date 2015                                        [____]          1        ***        ***
Life Vision Target Date 2025                                        [____]          0        ***        ***
Life Vision Target Date 2035                                        [____]          0        ***        ***
Limited Duration                                                    [____]          0          0          0
Limited-Term Federal Mortgage Securities                            [____]          0          0     23,608
Maryland Municipal Bond                                             [____]          0          0          0
Mid-Cap Core Equity                                                 [____]  1,005,580    325,661    719,857
Mid-Cap Value Equity                                                [____]    955,369    686,166    535,146
North Carolina Tax-Exempt Bond                                      [____]          0          0        ***
Prime Quality Money Market                                          [____]          0          0     46,404
Seix Floating Rate High Income                                      [____]          0        ***        ***
Seix High Yield Fund                                                [____]          0          0          0
Select Large Cap Growth Stock                                       [____]    273,108    287,028    585,220

                                                                           AGGREGATE DOLLAR AMOUNT OF
                                                                         BROKERAGE COMMISSIONS PAID ($)
                                                                    ---------------------------------------
FUND*                                                                2007      2006      2005**      2004
-----                                                               ------  ---------  ---------  ---------
Short-Term Bond                                                     [____]          0          0          0
Short-Term U.S. Treasury Securities                                 [____]          0          0          0
Small Cap Growth Stock                                              [____]  4,949,471  2,735,162  4,425,364
Small Cap Quantitative Equity                                       [____]        ***        ***        ***
Small Cap Value Equity                                              [____]  1,280,455    506,958  1,256,292
Strategic Income                                                    [____]          0        215          0
Tax-Exempt Money Market                                             [____]          0          0          0
Total Return Bond                                                   [____]          0          0          0
U.S. Government Securities                                          [____]          0          0      7,952
U.S. Government Securities Money Market                             [____]          0          0    127,807
U.S. Government Securities Ultra-Short Bond                         [____]          0          0      6,955
U.S. Treasury Money Market                                          [____]          0          0    423,336
Ultra-Short Bond                                                    [____]          0          0     10,693
Virginia Intermediate Municipal Bond                                [____]          0          0          0
Virginia Tax-Free Money Market                                      [____]          0          0          0

* Effective February 15, 2005, the Seix Funds changed their fiscal year end from October 31 to March 31, and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund listed, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***  Not in operation during the period.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the fiscal years ended March 31, 2006 and 2007, the fiscal period ended March 31, 2005 and for the 2004 fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

                                       TOTAL DOLLAR AMOUNT OF                   TOTAL DOLLAR AMOUNT OF TRANSACTIONS
                                     BROKERAGE COMMISSIONS FOR                    INVOLVING BROKERAGE COMMISSIONS
                                       RESEARCH SERVICES ($)                         FOR RESEARCH SERVICES ($)
                               -------------------------------------  -------------------------------------------------
FUND                           2007     2006      2005*       2004    2007       2006          2005*           2004
----                           ----  ---------  ---------  ---------  ----  -------------  -------------  -------------
Aggressive Growth Stock        [__]    262,663    102,337     26,801  [__]    236,630,476        224,478         26,801
Emerging Growth Stock          [__]    138,359     53,450     28,256  [__]     82,586,277     28,179,719         28,256
Large Cap Core Equity          [__]  1,288,719    907,375  1,442,170  [__]    993,286,576    705,995,383    880,875,152
Large Cap Growth Stock         [__]  2,215,647  2,765,108  3,902,770  [__]  1,611,418,182  2,187,420,050  2,483,046,397
Large Cap Quantitative Equity  [__]    123,161          0      2,570  [__]    227,557,353              0      3,686,574
Large Cap Value Equity         [__]  1,483,120  1,733,800  1,819,815  [__]  1,149,219,210  1,284,718,333  1,080,901,945
Mid-Cap Core Equity            [__]    383,253    303,974    632,646  [__]    294,162,760    164,466,559    320,092,417
Mid-Cap Value Equity           [__]    592,762    681,164    522,910  [__]    408,346,450    403,795,492    254,550,199
Select Large Cap Growth Stock  [__]    173,111    241,405    528,646  [__]    178,523,532    220,577,538    334,513,042
Small Cap Growth Stock         [__]    881,381  2,351,047  3,531,664  [__]    371,086,423    721,673,071  1,199,684,809
Small Cap Value Equity         [__]    635,885    445,352  1,201,119  [__]    422,382,889    241,267,038    546,716,238

* Represents fees paid during the period from June 1, 2004 through March 31, 2005.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended March 31, 2006 and 2007, the fiscal period ended March 31, 2005, and for the 2004 fiscal year, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.

                                                                     PERCENTAGE OF TOTAL             PERCENTAGE OF TOTAL
                                 AGGREGATE DOLLAR AMOUNT OF         BROKERAGE COMMISSIONS          BROKERAGE TRANSACTIONS
                               BROKERAGE COMMISSIONS PAID TO     PAID TO AFFILIATED BROKERS      EFFECTED THROUGH AFFILIATED
                                   AFFILIATED BROKERS ($)*                 (%)**                         BROKERS (%)
                            ---------------------------------  ------------------------------  ------------------------------
FUND***                      2007     2006    2005+     2004    2007    2006    2005    2004    2007    2006    2005+   2004
-------                     ------  -------  -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
Aggressive Growth Stock     [____]    2,158      696      176  [____]    0.81    0.68    0.66  [____]   25.60   25.58    9.64
Classic Institutional Cash
   Management Money Market
   Fund                     [____]   [____]   [____]   [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]
Classic Institutional
   Municipal Cash Reserve
   Money Market Fund        [____]   [____]   [____]   [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]
Classic Institutional U.S.
   Government Securities
   Money Market Fund        [____]   [____]   [____]   [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]
Classic Institutional U.S.
   Treasury Securities
   Money Market Fund        [____]   [____]   [____]   [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]  [____]
Emerging Growth Stock                                     103  [____]    0.26    0.40    0.36  [____]   19.02   23.58   11.15
Florida-Tax Exempt Bond                                   994  [____]     100     100     100  [____]     100     100     100
Georgia Tax-Exempt Bond                                     0  [____]       0       0     100  [____]       0       0       0

                                                                     PERCENTAGE OF TOTAL             PERCENTAGE OF TOTAL
                                 AGGREGATE DOLLAR AMOUNT OF         BROKERAGE COMMISSIONS          BROKERAGE TRANSACTIONS
                               BROKERAGE COMMISSIONS PAID TO     PAID TO AFFILIATED BROKERS      EFFECTED THROUGH AFFILIATED
                                   AFFILIATED BROKERS ($)*                 (%)**                         BROKERS (%)
                            ---------------------------------  ------------------------------  ------------------------------
FUND***                      2007     2006    2005+     2004    2007    2006    2005    2004    2007    2006    2005+   2004
-------                     ------  -------  -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
High Income                 [____]    3,013    1,650        3  [____]     100   58.18     100  [____]     100   15.81     100
Intermediate Bond           [____]      905    4,633        0  [____]     100     100       0  [____]     100     100       0
International Equity        [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
International Equity Index  [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Investment Grade Bond       [____]    6,548    5,125    4,979  [____]     100     100     100  [____]     100     100     100
Investment Grade
   Tax-Exempt Bond          [____]    2,875    2,932      888  [____]     100     100     100  [____]     100     100     100
Large Cap Core Equity       [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Large Cap Growth Stock      [____]    8,341   21,004   17,138  [____]    0.23    0.64    0.37  [____]   16.54   21.68   25.14
Large Cap Value Equity      [____]   11,062   12,740   18,467  [____]    0.50    0.67    1.00  [____]   15.59   16.90   37.56
Life Vision Aggressive
   Growth                   [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Life Vision Conservative    [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Life Vision Growth and
   Income                   [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Life Vision Moderate
   Growth                   [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Life Vision Target Date
   2015                     [____]        0       ++       ++  [____]       0      ++      ++  [____]       0      ++      ++
Life Vision Target Date
   2025                     [____]        0       ++       ++  [____]       0      ++      ++  [____]       0      ++      ++
Life Vision Target Date
   2035                     [____]        0       ++       ++  [____]       0      ++      ++  [____]       0      ++      ++
Limited Duration            [____]    1,653    1,010        0  [____]     100     100       0  [____]     100     100       0
Limited-Term Federal
   Mortgage Securities      [____]    7,500    6,781   23,608  [____]     100     100     100  [____]     100     100     100
Maryland Municipal Bond     [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Mid-Cap Core Equity         [____]    6,163    2,113    2,726  [____]    0.61    0.64    0.38  [____]   17.76   17.17   20.39
Mid-Cap Value Equity        [____]        0        0    2,114  [____]       0       0    0.40  [____]       0       0   12.35

                                                                     PERCENTAGE OF TOTAL             PERCENTAGE OF TOTAL
                                 AGGREGATE DOLLAR AMOUNT OF         BROKERAGE COMMISSIONS          BROKERAGE TRANSACTIONS
                               BROKERAGE COMMISSIONS PAID TO     PAID TO AFFILIATED BROKERS      EFFECTED THROUGH AFFILIATED
                                   AFFILIATED BROKERS ($)*                 (%)**                         BROKERS (%)
                            ---------------------------------  ------------------------------  ------------------------------
FUND***                      2007     2006    2005+     2004    2007    2006    2005    2004    2007    2006    2005+   2004
-------                     ------  -------  -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
North Carolina Tax-
   Exempt Bond              [____]        0        0       ++  [____]       0       0      ++  [____]       0       0      ++
Prime Quality Money
   Market                   [____]   62,086   51,580   46,404  [____]     100     100     100  [____]     100     100     100
Seix Floating Rate High
   Income                   [____]        0       ++       ++  [____]       0      ++      ++  [____]       0      ++      ++
Seix High Yield             [____]   21,140    7,941        0  [____]     100     100       0  [____]     100     100       0
Select Large Cap Growth
   Stock                    [____]    1,251    1,033    1,712  [____]    0.46    0.36    0.29  [____]    8.70   10.08   40.98
Short-Term Bond             [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Short-Term U.S. Treasury
   Securities               [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Small Cap Growth Stock      [____]   20,875    8,682   10,384  [____]    0.42    0.32    0.37  [____]   17.62   16.63    4.50
Small Cap Quantitative
   Equity                   [____]       ++       ++       ++  [____]      ++      ++      ++  [____]      ++      ++      ++
Small Cap Value Equity      [____]    5,502    3,362    4,608  [____]    0.43    0.66    0.23  [____]   16.50   27.09   28.21
Strategic Income            [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Strategic Quantitative
   Equity                   [____]    1,511      206      237  [____]    0.16    0.06    0.08  [____]    9.45    5.72    2.99
Tax-Exempt Money Market     [____]        0        0        0  [____]       0       0       0  [____]       0       0       0
Total Return Bond           [____]   12,291      402        0  [____]     100     100       0  [____]     100     100       0
U.S. Government Securities  [____]    9,787    6,057    7,952  [____]     100     100     100  [____]     100     100     100
U.S. Government Securities
   Money Market             [____]  114,370   67,874  127,807  [____]     100     100     100  [____]     100     100     100
U.S. Government Securities
   Ultra-Short Bond         [____]    3,240    3,676    6,955  [____]     100     100     100  [____]     100     100     100
U.S. Treasury Money Market  [____]  597,657  409,250  423,336  [____]     100     100     100  [____]     100     100     100
Ultra-Short Bond            [____]    3,971    4,532   10,693  [____]     100     100     100  [____]     100     100     100
Virginia                    [____]        0        0        0  [____]       0       0       0  [____]       0       0       0

                                                          PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                          AGGREGATE DOLLAR AMOUNT OF     BROKERAGE COMMISSIONS        BROKERAGE TRANSACTIONS
                          BROKERAGE COMMISSIONS PAID      PAID TO AFFILIATED       EFFECTED THROUGH AFFILIATED
                          TO AFFILIATED BROKERS ($)*         BROKERS (%)**                 BROKERS (%)
                          --------------------------   -------------------------   ---------------------------
FUND***                   2007   2006   2005+   2004   2007   2006   2005   2004   2007   2006   2005+   2004
-------                   ----   ----   -----   ----   ----   ----   ----   ----   ----   ----   -----   -----
Intermediate
   Municipal Bond

Virginia Tax-Free Money
   Market                 [__]     0      0       0    [__]     0      0      0    [__]     0      0       0

* Prior to July 26, 2004, SEI Investments Distribution Co. served as the Trust's distributor. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co.

** For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Fixed Income Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Fixed Income Fund's portfolio transactions.

*** Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31.

+ With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, represents fees paid during the period from June 1, 2004 through March 31, 2005.

++   Not in operation during the period.


SECURITIES OF "REGULAR BROKER-DEALERS." As of March 31, 2007, the Funds held securities of their "regular broker-dealers" (as such term is defined in the 1940 Act) as follows:


                          [TO BE UPDATED BY AMENDMENT]


     PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund's portfolio turnover rate for the fiscal years ended March 31, 2006 and 2007 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.


                                                                     TURNOVER RATE (%)
                                                                     -----------------
FUND                                                                   2007     2006
----                                                                  ------   ------
Aggressive Growth Stock                                               [____]      30
Classic Institutional Cash Management Money Market Fund               [____]   [____]
Classic Institutional Municipal Cash Reserve Money Market  Fund       [____]   [____]
Classic Institutional U.S. Government Securities Money Market Fund    [____]   [____]

                                                                     TURNOVER RATE (%)
                                                                     -----------------
FUND                                                                   2007     2006
----                                                                  ------   ------
Classic Institutional U.S. Treasury Securities  Money Market Fund     [____]   [____]
Emerging Growth Stock                                                 [____]      107
Georgia Tax-Exempt Bond                                               [____]       43
High Grade Municipal Bond                                             [____]       90
High Income                                                           [____]      208
Intermediate Bond                                                     [____]      154
International Equity                                                  [____]       59
International Equity Index                                            [____]        7
Investment Grade Bond                                                 [____]      171
Investment Grade Tax-Exempt Bond                                      [____]      237
Large Cap Core Equity                                                 [____]       55
Large Cap Growth Stock                                                [____]       74
Large Cap Quantitative Equity                                         [____]      432
Large Cap Value Equity                                                [____]      104
Life Vision Aggressive Growth                                         [____]       31
Life Vision Conservative                                              [____]       29
Life Vision Growth and Income                                         [____]       34
Life Vision Moderate Growth                                           [____]       34
Life Vision Target Date 2015                                          [____]       25
Life Vision Target Date 2025                                          [____]       17
Life Vision Target Date 2035                                          [____]       40
Limited Duration                                                      [____]       94
Limited-Term Federal Mortgage Securities                              [____]       81
Maryland Municipal Bond                                               [____]       55
Mid-Cap Core Equity                                                   [____]      138
Mid-Cap Value Equity                                                  [____]      169
North Carolina Tax-Exempt Bond                                        [____]       85
Seix Floating Rate High Income                                        [____]        9
Seix High Yield                                                       [____]       95
Select Large Cap Growth Stock                                         [____]       82
Short-Term Bond                                                       [____]       94
Short-Term U.S. Treasury Securities                                   [____]      151
Small Cap Growth Stock                                                [____]       98
Small Cap Quantitative Equity                                         [____]      ***
Small Cap Value Equity                                                [____]       58
Strategic Income                                                      [____]      317
Total Return Bond                                                     [____]      236
U.S. Government Securities                                            [____]      118

                                                                     TURNOVER RATE (%)
                                                                     -----------------
FUND                                                                   2007     2006
----                                                                  ------   ------
U.S. Government Securities Ultra-Short Bond                           [____]     126
Ultra-Short Bond                                                      [____]     114
Virginia Intermediate Municipal Bond                                  [____]      54

* Effective February 15, 2005, the Seix Funds changed their fiscal year from October 31 to March 31 and each other Fund changed its fiscal year end from May 31 to March 31.

** With respect to the Seix Funds, represents fees paid during the period from November 1, 2004 through March 31, 2005, with respect to the North Carolina Tax-Exempt Bond Fund, represents fees paid during the period from March 21, 2005 (the commencement of operations) through March 31, 2005 and, with respect to each other Fund, represents fees paid during the period from June 1, 2004 through March 31, 2005.

***  Not in operation during the period.


                               PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.


The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust's website at www.sticlassicfunds.com. The Trust's website also provides information about each Fund's complete portfolio holdings as of the end of the most recent month except for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, which are disclosed as of the end of each calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days and is available until updated the next month, or in the case of the Aggressive Growth Stock Fund, or the Emerging Growth Stock Fund, the next calendar quarter. The information on the Trust's website is publicly available to all categories of persons. In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Trust's policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.


The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Bear Stearns & Co, Inc., BMO Nesbit Burns, Buckingham Research Group, Inc., Cantor Fitzgerald & Co., Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Ferris Baker Watts, Inc., Freidman, Billings, Ramsey & Co., Inc., FTN Financial, Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Lehman Brothers, Inc., McDonald Investments, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Moody's Investors Service, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Robert W. Baird & Co., Smith Barney, Starboard Capital Markets, LLC, Sterne, Agee & Leach, Inc., UBS Financial Services, Inc., and Wachovia Bank, N.A., Zions First National Bank, N.A.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., Towers Perrin HR Services, Watson Wyatt Investment Consulting, Inc., Wilshire Associates Incorporated.


Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.


In addition, the Trust's service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

                              DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                                  VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                                 CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Subadviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust, the Adviser and the Subadviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                  PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.

Information regarding how the Funds' voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds' proxy voting record, along with the Funds' full proxy voting policies and procedures, is available on the Funds' website at www.sticlassicfunds.com, , without charge upon request by calling 1-888-STI-FUND, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' proxy voting record is also available on the SEC's website at www.sec.gov.

                             5% AND 25% SHAREHOLDERS


As of [____], 2007, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is "Record" unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                          [TO BE UPDATED BY AMENDMENT]


                              FINANCIAL STATEMENTS


The financial statements for the Trust's fiscal year ended March 31, 2007, including notes thereto and the reports of [____]. thereon, are incorporated into this Statement of Additional Information by reference from the 2007 Annual Report to Shareholders. Copies of the 2007 Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard & Poor's Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's Investor
     Services, Inc. ("Moody's") have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.


     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

(TRUSCO CAPITAL MANAGEMENT LOGO)

      TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS
                                  SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco") is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and a procedure designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     - Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

     -    Trusco Taft Hartley Proxy Policy

     -    Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.

Under the Trusco Global/International Proxy Policy the Committee generally votes in a manner similar to that recommended by ISS for an account's international holdings including, to the extent permitted by law, ERISA accounts international holdings. In this regard the Committee has reviewed and will monitor ISS' capabilities and conflict policies with respect to international securities proxy vote recommendations.

                              Exceptions to Policy

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.

                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1.   Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.

                             ADDITIONAL INFORMATION

Trusco clients:

Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:

Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

                     PROXY VOTING POLICIES UPDATED 02/1/2007
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
1.0.      OPERATIONAL ITEMS       ADJOURN MEETING        TO PROVIDE MANAGEMENT WITH THE AUTHORITY TO        F
                                                         ADJOURN AN ANNUAL OR SPECIAL MEETING.
1.1.      OPERATIONAL ITEMS         AMEND QUORUM         TO REDUCE QUORUM REQUIREMENTS FOR SHAREHOLDER      A
                                    REQUIREMENTS         MEETINGS BELOW A MAJORITY OF THE SHARES
                                                         OUTSTANDING
1.2.      OPERATIONAL ITEMS      AMEND MINOR BYLAWS      TO MAKE HOUSEKEEPING CHANGES (UPDATES OR           F
                                                         CORRECTIONS) TO BYLAW OR CHARTER
1.3.      OPERATIONAL ITEMS     CHANGE COMPANY NAME      TO CHANGE THE CORPORATE NAME                       F
1.4.      OPERATIONAL ITEMS   DATE, TIME, OR LOCATION    MANAGEMENT PROPOSALS TO CHANGE THE                 F
                                 OF ANNUAL MEETING       DATE/TIME/LOCATION OF THE ANNUAL MEETING
1.5.      OPERATIONAL ITEMS   DATE, TIME, OR LOCATION    SHAREHOLDER PROPOSALS TO CHANGE THE                A
                                 OF ANNUAL MEETING       DATE/TIME/LOCATION OF THE ANNUAL MEETING
1.6.      OPERATIONAL ITEMS           AUDITORS           TO RATIFY AUDITORS (EXCEPT AS DESCRIBED BELOW)     F
1.6.A     OPERATIONAL ITEMS           AUDITORS           TO RATIFY AUDITORS IF NON-AUDIT FEES (TAX AND      A
                                                         OTHER) EXCEED AUDIT AND AUDIT RELATED FEES
                                                         COMBINED
1.7.      OPERATIONAL ITEMS           AUDITORS           SHAREHOLDER PROPOSALS ASKING COMPANIES TO          A
                                                         PROHIBIT THEIR AUDITORS FROM ENGAGING IN
                                                         NON-AUDIT SERVICES
1.8.      OPERATIONAL ITEMS           AUDITORS           SHAREHOLDER PROPOSALS TO REQUIRE AUDIT FIRM        A
                                                         ROTATION
1.9.      OPERATIONAL ITEMS   TRANSACT OTHER BUSINESS    TO APPROVE OTHER BUSINESS WHEN IT APPEARS AS       A
                                                         VOTING ITEM
2.0.     BOARD OF DIRECTORS      VOTING ON DIRECTOR      DIRECTOR NOMINEES WHO ARE NOT DESCRIBED BELOW      F
                              NOMINEES IN UNCONTESTED
                                     ELECTIONS
2.1.     BOARD OF DIRECTORS      VOTING ON DIRECTOR      DIRECTOR NOMINEES WHO HAVE IMPLEMENTED OR          W
                              NOMINEES IN UNCONTESTED    RENEWED A DEAD-HAND OR MODIFIED DEAD-HAND
                                     ELECTIONS           POISON PILL UNLESS A SHAREHOLDER VOTE WILL
                                                         OCCUR WITHIN TWELVE MONTHS OF ITS ADOPTION.
2.2.     BOARD OF DIRECTORS      VOTING ON DIRECTOR      DIRECTOR NOMINEES WHO HAVE IGNORED A               W
                              NOMINEES IN UNCONTESTED    SHAREHOLDER PROPOSAL THAT IS APPROVED BY A
                                     ELECTIONS           MAJORITY OF THE VOTES CAST FOR TWO
                                                         CONSECUTIVE YEARS
2.3.     BOARD OF DIRECTORS      VOTING ON DIRECTOR      DIRECTOR NOMINEES WHO HAVE FAILED TO ACT ON
                              NOMINEES IN UNCONTESTED    TAKEOVER OFFERS WHERE THE MAJORITY OF THE          W
                                     ELECTIONS           SHAREHOLDERS TENDERED THEIR SHARES

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
2.4.     BOARD OF DIRECTORS      VOTING ON DIRECTOR      DIRECTOR NOMINEES WHO ENACTED EGREGIOUS
                              NOMINEES IN UNCONTESTED    CORPORATE GOVERNANCE POLICIES OR FAILED TO         W
                                     ELECTIONS           REPLACE MANAGEMENT AS APPROPRIATE
2.5.     BOARD OF DIRECTORS          AGE LIMITS          TO LIMIT THE TENURE OF OUTSIDE DIRECTORS           A
                                                         EITHER THROUGH TERM LIMITS OR MANDATORY
                                                         RETIREMENT AGES.
2.6.     BOARD OF DIRECTORS          BOARD SIZE          TO FIX THE BOARD SIZE OR DESIGNATE A RANGE         F
                                                         FOR THE BOARD SIZE
2.7.     BOARD OF DIRECTORS          BOARD SIZE          TO GIVE MANAGEMENT THE ABILITY TO ALTER THE        A
                                                         SIZE OF THE BOARD OUTSIDE OF A SPECIFIED
                                                         RANGE WITHOUT SHAREHOLDER APPROVAL
2.8.     BOARD OF DIRECTORS       CLASSIFICATION/        MANAGEMENT AND SHAREHOLDER PROPOSALS TO            C
                              DECLASSIFICATION OF THE    CLASSIFY THE BOARD
                                       BOARD
2.9.     BOARD OF DIRECTORS       CLASSIFICATION/        MANAGEMENT AND SHAREHOLDER PROPOSALS TO            A
                              DECLASSIFICATION OF THE    REPEAL CLASSIFIED BOARDS AND TO ELECT ALL
                                       BOARD             DIRECTORS ANNUALLY
2.10.    BOARD OF DIRECTORS      CUMULATIVE VOTING       TO ELIMINATE CUMULATIVE VOTING.                    F
2.11.    BOARD OF DIRECTORS      CUMULATIVE VOTING       TO RESTORE OR PERMIT CUMULATIVE VOTING.            A
2.12.    BOARD OF DIRECTORS     DIRECTOR AND OFFICER     PROPOSALS ON DIRECTOR AND OFFICER                  C
                                INDEMNIFICATION AND      INDEMNIFICATION AND LIABILITY PROTECTION NOT
                                LIABILITY PROTECTION     PARTICULARLY DESCRIBED BELOW.
2.13.    BOARD OF DIRECTORS     DIRECTOR AND OFFICER     TO ELIMINATE ENTIRELY DIRECTORS' AND               A
                                INDEMNIFICATION AND      OFFICERS' LIABILITY FOR MONETARY DAMAGES FOR
                                LIABILITY PROTECTION     VIOLATING THE DUTY OF CARE.
2.14.    BOARD OF DIRECTORS     DIRECTOR AND OFFICER     TO EXPAND COVERAGE BEYOND JUST LEGAL EXPENSES      A
                                INDEMNIFICATION AND      TO ACTS, SUCH AS NEGLIGENCE, THAT ARE MORE
                                LIABILITY PROTECTION     SERIOUS VIOLATIONS OF FIDUCIARY OBLIGATION
                                                         THAN MERE CARELESSNESS
2.15.    BOARD OF DIRECTORS     DIRECTOR AND OFFICER     TO EXPAND COVERAGE IN CASES WHEN A DIRECTOR'S      F
                                INDEMNIFICATION AND      OR OFFICER'S LEGAL DEFENSE WAS UNSUCCESSFUL
                                LIABILITY PROTECTION     IF: (1) THE DIRECTOR WAS FOUND TO HAVE ACTED
                                                         IN GOOD FAITH AND IN A MANNER THAT HE
                                                         REASONABLY BELIEVED WAS IN THE BEST INTERESTS
                                                         OF THE COMPANY, AND (2) ONLY IF THE
                                                         DIRECTOR'S LEGAL EXPENSES WOULD BE COVERED.
2.16.    BOARD OF DIRECTORS       ESTABLISH/ AMEND       TO ESTABLISH OR AMEND DIRECTOR QUALIFICATIONS      A
                               NOMINEE QUALIFICATIONS
2.17.    BOARD OF DIRECTORS       ESTABLISH/ AMEND       SHAREHOLDER PROPOSALS REQUIRING TWO                A
                               NOMINEE QUALIFICATIONS    CANDIDATES PER BOARD SEAT
2.18.    BOARD OF DIRECTORS      FILLING VACANCIES/      TO PROVIDE THAT DIRECTORS MAY BE REMOVED ONLY      A
                                REMOVAL OF DIRECTORS     FOR CAUSE.

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
2.19.    BOARD OF DIRECTORS      FILLING VACANCIES/      TO RESTORE SHAREHOLDER ABILITY TO REMOVE           F
                                REMOVAL OF DIRECTORS     DIRECTORS WITH OR WITHOUT CAUSE.
2.20.    BOARD OF DIRECTORS      FILLING VACANCIES/      TO PROVIDE THAT ONLY CONTINUING DIRECTORS MAY      A
                                REMOVAL OF DIRECTORS     ELECT REPLACEMENTS TO FILL BOARD VACANCIES.
2.21.    BOARD OF DIRECTORS      FILLING VACANCIES/      TO PERMIT SHAREHOLDERS TO ELECT DIRECTORS TO       F
                                REMOVAL OF DIRECTORS     FILL BOARD VACANCIES.
2.22.    BOARD OF DIRECTORS     INDEPENDENT CHAIRMAN     TO RECOMMEND THAT THE POSITIONS OF CHAIRMAN        C
                              (SEPARATE CHAIRMAN/CEO)    AND CEO BE COMBINED.
2.23.    BOARD OF DIRECTORS     INDEPENDENT CHAIRMAN     TO RECOMMEND THAT THE POSITIONS OF CHAIRMAN        A
                               (SEPARATE CHAIRMAN/CEO    AND CEO BE SEPARATE AND DISTINCT POSITIONS
                                                         HELD BY 2 DIFFERENT INDIVIDUALS.
2.24.    BOARD OF DIRECTORS   MAJORITY OF INDEPENDENT    SHAREHOLDER PROPOSALS TO REQUIRE THAT A            F
                                     DIRECTORS/          MAJORITY OR MORE OF DIRECTORS BE INDEPENDENT
                                  ESTABLISHMENT OF
                                     COMMITTEES
2.25.    BOARD OF DIRECTORS   MAJORITY OF INDEPENDENT    SHAREHOLDER PROPOSALS ASKING THAT BOARD            F
                                     DIRECTORS/          AUDIT, COMPENSATION, AND/OR NOMINATING
                                  ESTABLISHMENT OF       COMMITTEES BE COMPOSED EXCLUSIVELY OF
                                     COMMITTEES          INDEPENDENT DIRECTORS
2.26.    BOARD OF DIRECTORS         OPEN ACCESS          SHAREHOLDER PROPOSALS ASKING FOR OPEN ACCESS       A
2.27.    BOARD OF DIRECTORS       STOCK OWNERSHIP        SHAREHOLDER PROPOSALS THAT MANDATE A MINIMUM       A
                                    REQUIREMENTS         AMOUNT OF STOCK THAT DIRECTORS MUST OWN IN
                                                         ORDER TO QUALIFY AS A DIRECTOR OR TO REMAIN
                                                         ON THE BOARD
2.28.    BOARD OF DIRECTORS       STOCK OWNERSHIP        SHAREHOLDER PROPOSALS ASKING THAT THE COMPANY      A
                                    REQUIREMENTS         ADOPT A HOLDING OR RETENTION PERIOD FOR ITS
                                                         EXECUTIVES (FOR HOLDING STOCK AFTER THE
                                                         VESTING OR EXERCISE OF EQUITY AWARDS)
2.29.    BOARD OF DIRECTORS         TERM LIMITS          SHAREHOLDER OR MANAGEMENT PROPOSALS TO LIMIT       A
                                                         THE TENURE OF OUTSIDE DIRECTORS
2.30.    BOARD OF DIRECTORS   MAJORITY VOTING STANDARD   SHAREHOLDER PROPOSALS REQUESTING A MAJORITY        F
                                                         VOTING STANDARD ON ELECTION OF DIRECTORS
3.0.       PROXY CONTESTS       VOTING FOR DIRECTOR      VOTES IN A CONTESTED ELECTION OF DIRECTORS         C
                               NOMINEES IN CONTESTED
                                     ELECTIONS
3.1.A      PROXY CONTESTS        REIMBURSING PROXY       TO REIMBURSE PROXY SOLICITATION EXPENSES IF        F
                               SOLICITATION EXPENSES     DISSIDENT WINS

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
3.1.B      PROXY CONTESTS        REIMBURSING PROXY       TO REIMBURSE PROXY SOLICITATION EXPENSES           A
                               SOLICITATION EXPENSES     (UNLESS DESCRIBED ABOVE)
3.2.       PROXY CONTESTS       CONFIDENTIAL VOTING      SHAREHOLDER PROPOSALS REQUESTING THAT              A
                                                         CORPORATIONS ADOPT CONFIDENTIAL VOTING, USE
                                                         INDEPENDENT VOTE TABULATORS AND USE
                                                         INDEPENDENT INSPECTORS OF ELECTION
3.3.       PROXY CONTESTS       CONFIDENTIAL VOTING      MANAGEMENT PROPOSALS TO ADOPT CONFIDENTIAL         A
                                                         VOTING.
4.0.        ANTITAKEOVER           ADVANCE NOTICE        ADVANCE NOTICE PROPOSALS                           F
            DEFENSES AND          REQUIREMENTS FOR
           VOTING RELATED           SHAREHOLDER
               ISSUES          PROPOSALS/NOMINATIONS
4.1.        ANTITAKEOVER        AMEND BYLAWS WITHOUT     PROPOSALS GIVING THE BOARD EXCLUSIVE               F
            DEFENSES AND        SHAREHOLDER CONSENT      AUTHORITY TO AMEND THE BYLAWS
           VOTING RELATED
               ISSUES
4.2.        ANTITAKEOVER        AMEND BYLAWS WITHOUT     PROPOSALS GIVING THE BOARD THE ABILITY TO          F
            DEFENSES AND        SHAREHOLDER CONSENT      AMEND THE BYLAWS IN ADDITION TO SHAREHOLDERS
           VOTING RELATED
               ISSUES
4.3.        ANTITAKEOVER            POISON PILLS         SHAREHOLDER PROPOSALS THAT ASK A COMPANY TO        F
            DEFENSES AND                                 SUBMIT ITS POISON PILL FOR SHAREHOLDER
           VOTING RELATED                                RATIFICATION
               ISSUES
4.4.        ANTITAKEOVER            POISON PILLS         SHAREHOLDER PROPOSALS ASKING THAT ANY FUTURE       F
            DEFENSES AND                                 PILL BE PUT TO A SHAREHOLDER VOTE
           VOTING RELATED
               ISSUES
4.5.A       ANTITAKEOVER            POISON PILLS         MANAGEMENT PROPOSALS TO RATIFY A POISON PILL       F
            DEFENSES AND                                 IF A COMPANY IS TRADING BELOW BOOK VALUE AND
           VOTING RELATED                                PLAN CONTAINS A REASONABLE "QUALIFYING OFF"
               ISSUES                                    CLAUSE (I.E. IS CHEWABLE)
4.5.B       ANTITAKEOVER            POISON PILLS         MANAGEMENT PROPOSALS TO RATIFY A POISON PILL       A
            DEFENSES AND                                 (EXCEPT AS DESCRIBED ABOVE)
           VOTING RELATED
               ISSUES
4.6.        ANTITAKEOVER       SHAREHOLDER ABILITY TO    TO RESTRICT OR PROHIBIT SHAREHOLDER ABILITY        A
            DEFENSES AND       ACT BY WRITTEN CONSENT    TO TAKE ACTION BY WRITTEN CONSENT
           VOTING RELATED
               ISSUES
4.7.        ANTITAKEOVER       SHAREHOLDER ABILITY TO    TO ALLOW OR MAKE EASIER SHAREHOLDER ACTION BY      F
            DEFENSES AND       ACT BY WRITTEN CONSENT    WRITTEN CONSENT
           VOTING RELATED
               ISSUES
4.8.        ANTITAKEOVER       SHAREHOLDER ABILITY TO    TO RESTRICT OR PROHIBIT SHAREHOLDER ABILITY        A
            DEFENSES AND       CALL SPECIAL MEETINGS     TO CALL SPECIAL MEETINGS.
           VOTING RELATED
               ISSUES

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
4.9.        ANTITAKEOVER       SHAREHOLDER ABILITY TO    TO REMOVE RESTRICTIONS ON THE RIGHT OF             F
            DEFENSES AND       CALL SPECIAL MEETINGS     SHAREHOLDERS TO ACT INDEPENDENTLY OF
           VOTING RELATED                                MANAGEMENT.
               ISSUES
4.10.       ANTITAKEOVER         SUPERMAJORITY VOTE      TO REQUIRE A SUPERMAJORITY SHAREHOLDER VOTE        A
            DEFENSES AND            REQUIREMENTS         PERTAINING TO ISSUES OTHER THAN ELECTION OF
           VOTING RELATED                                DIRECTORS.
               ISSUES
4.11.       ANTITAKEOVER         SUPERMAJORITY VOTE      TO LOWER SUPERMAJORITY VOTE REQUIREMENTS           F
            DEFENSES AND            REQUIREMENTS         PERTAINING TO ISSUES OTHER THAN ELECTION OF
           VOTING RELATED                                DIRECTORS.
               ISSUES
5.0.         MERGERS AND          APPRAISAL RIGHTS       TO RESTORE, OR PROVIDE SHAREHOLDERS WITH,          A
              CORPORATE                                  RIGHTS OF APPRAISAL.
           RESTRUCTURINGS

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
5.1.         MERGERS AND          ASSET PURCHASES        ON ASSET PURCHASE PROPOSALS                        C
              CORPORATE
           RESTRUCTURINGS
5.2.         MERGERS AND            ASSET SALES          ASSET SALES                                        C
              CORPORATE
           RESTRUCTURINGS
5.3.         MERGERS AND         BUNDLED PROPOSALS       BUNDLED OR "CONDITIONED" PROXY PROPOSALS           C
              CORPORATE
           RESTRUCTURINGS
5.4.         MERGERS AND      CONVERSION OF SECURITIES   PROPOSALS REGARDING CONVERSION OF SECURITIES,      C
              CORPORATE                                  ABSENT PENALTIES OR LIKELY BANKRUPTCY.
           RESTRUCTURINGS
5.5.         MERGERS AND      CONVERSION OF SECURITIES   PROPOSALS REGARDING CONVERSION OF SECURITIES,      F
              CORPORATE                                  IF IT IS EXPECTED THAT THE COMPANY WILL BE
           RESTRUCTURINGS                                SUBJECT TO ONEROUS PENALTIES OR WILL BE
                                                         FORCED TO FILE FOR BANKRUPTCY IF THE
                                                         TRANSACTION IS NOT APPROVED.
5.6.         MERGERS AND      CORPORATE REORGANIZATION   PROPOSALS TO INCREASE COMMON AND/OR PREFERRED      C
              CORPORATE                                  SHARES AND TO ISSUE SHARES AS PART OF A DEBT
           RESTRUCTURINGS                                RESTRUCTURING PLAN, ABSENT LIKELY BANKRUPTCY.
5.7.         MERGERS AND      CORPORATE REORGANIZATION   PROPOSALS TO INCREASE COMMON AND/OR PREFERRED      F
              CORPORATE                                  SHARES AND TO ISSUE SHARES AS PART OF A DEBT
           RESTRUCTURINGS                                RESTRUCTURING PLAN WHERE BANKRUPTCY IS LIKELY
                                                         IF THE TRANSACTION IS NOT APPROVED
5.8.         MERGERS AND        FORMATION OF HOLDING     TO FORM A HOLDING COMPANY                          C
              CORPORATE               COMPANY
           RESTRUCTURINGS
5.9.         MERGERS AND           GOING PRIVATE         TO MAKE THE COMPANY PRIVATE RATHER THAN PUBLIC     C
              CORPORATE        TRANSACTIONS (LBOS AND
           RESTRUCTURINGS      MINORITY SQUEEZE OUTS)
5.10.        MERGERS AND           JOINT VENTURES        TO FORM JOINT VENTURES                             C
              CORPORATE
           RESTRUCTURINGS
5.11.        MERGERS AND            LIQUIDATIONS         TO LIQUIDATE WHEN BANKRUPTCY IS NOT LIKELY         C
              CORPORATE
           RESTRUCTURINGS
5.12.        MERGERS AND            LIQUIDATIONS         TO LIQUIDATE WHEN BANKRUPTCY IS LIKELY             F
              CORPORATE
           RESTRUCTURINGS
5.13.        MERGERS AND            MERGERS AND          TO MERGE WITH OR ACQUIRE ANOTHER COMPANY           C
              CORPORATE        ACQUISITIONS/ ISSUANCE
           RESTRUCTURINGS     OF SHARES TO FACILITATE
                               MERGER OR ACQUISITION
5.14.        MERGERS AND        PRIVATE PLACEMENTS/      TO ISSUE A PRIVATE PLACEMENT SECURITY WHEN         C
              CORPORATE        WARRANTS/ CONVERTIBLE     BANKRUPTCY IS NOT LIKELY
           RESTRUCTURINGS            DEBENTURES

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
5.15.        MERGERS AND        PRIVATE PLACEMENTS/      TO ISSUE A PRIVATE PLACEMENT SECURITY WHEN         F
              CORPORATE        WARRANTS/ CONVERTIBLE     BANKRUPTCY IS LIKELY
           RESTRUCTURINGS            DEBENTURES
5.16.        MERGERS AND             SPIN-OFFS           TO SPIN OFF A UNIT OR LINE OF BUSINESS             C
              CORPORATE
           RESTRUCTURINGS
5.17.        MERGERS AND         VALUE MAXIMIZATION      TO MAXIMIZE SHAREHOLDER VALUE BY HIRING A          C
              CORPORATE              PROPOSALS           FINANCIAL ADVISOR TO EXPLORE STRATEGIC
           RESTRUCTURINGS                                ALTERNATIVES, SELLING THE COMPANY OR
                                                         LIQUIDATING THE COMPANY AND DISTRIBUTING THE
                                                         PROCEEDS TO SHAREHOLDERS.
6.0.          STATE OF             CONTROL SHARE         TO OPT OUT OF CONTROL SHARE ACQUISITION            F
            INCORPORATION      ACQUISITION PROVISIONS    STATUTES
6.1.          STATE OF             CONTROL SHARE         TO AMEND THE CHARTER TO INCLUDE CONTROL SHARE      A
            INCORPORATION      ACQUISITION PROVISIONS    ACQUISITION PROVISIONS.
6.2.          STATE OF             CONTROL SHARE         TO RESTORE VOTING RIGHTS TO THE CONTROL            F
            INCORPORATION      ACQUISITION PROVISIONS    SHARES.
6.3.          STATE OF         CONTROL SHARE CASH OUT    TO OPT OUT OF CONTROL SHARE CASH OUT STATUTES.     F
            INCORPORATION            PROVISIONS
6.4.          STATE OF        DISGORGEMENT PROVISIONS    TO OPT OUT OF STATE DISGORGEMENT PROVISIONS.       F
            INCORPORATION
6.5.          STATE OF         FAIR PRICE PROVISIONS     TO ADOPT FAIR PRICE PROVISIONS                     C
            INCORPORATION
6.6.          STATE OF         FAIR PRICE PROVISIONS     TO ADOPT FAIR PRICE PROVISIONS WITH                A
            INCORPORATION                                SHAREHOLDER VOTE REQUIREMENTS GREATER THAN A
                                                         MAJORITY OF DISINTERESTED SHARES.
6.7.          STATE OF               FREEZE OUT          PROPOSALS TO OPT OUT OF STATE FREEZE OUT           F
            INCORPORATION                                PROVISIONS
6.8.          STATE OF               GREENMAIL           TO ADOPT ANTI GREENMAIL CHARTER OF BYLAW           F
            INCORPORATION                                AMENDMENTS
                                                         OR OTHERWISE RESTRICT A COMPANY'S ABILITY TO
                                                         MAKE GREENMAIL PAYMENTS.
6.9.          STATE OF               GREENMAIL           TO ADOPT ANTI GREENMAIL PROPOSALS WHEN THEY        F
            INCORPORATION                                ARE BUNDLED WITH OTHER CHARTER OR BYLAW
                                                         AMENDMENTS.
6.10.         STATE OF            REINCORPORATION        TO CHANGE A COMPANY'S STATE OF INCORPORATION       C
            INCORPORATION            PROPOSALS
6.11.         STATE OF         STAKEHOLDER PROVISIONS    TO CONSIDER NON-SHAREHOLDER CONSTITUENCIES OR      A
            INCORPORATION                                OTHER NON-FINANCIAL EFFECTS WHEN EVALUATING A
                                                         MERGER OR BUSINESS COMBINATION.
6.12.         STATE OF          STATE ANTI TAKEOVER      TO OPT IN OR OUT OF STATE TAKEOVER STATUTES        C
            INCORPORATION             STATUTES           (INCLUDING CONTROL SHARE ACQUISITION
                                                         STATUTES, CONTROL SHARE CASH-OUT STATUTES,
                                                         FREEZE OUT PROVISIONS, FAIR PRICE PROVISIONS,
                                                         STAKEHOLDER LAWS, POISON PILL ENDORSEMENTS,
                                                         SEVERANCE PAY AND LABOR CONTRACT PROVISIONS,
                                                         ANTI GREENMAIL PROVISIONS, AND DISGORGEMENT
                                                         PROVISIONS).
7.0.      CAPITAL STRUCTURE      ADJUSTMENTS TO PAR      MANAGEMENT PROPOSALS TO REDUCE OR ELIMINATE        F
                               VALUE OF COMMON STOCK     THE PAR VALUE OF COMMON STOCK.
7.1.      CAPITAL STRUCTURE         COMMON STOCK         TO INCREASE THE NUMBER OF SHARES OF COMMON         C
                                   AUTHORIZATION         STOCK AUTHORIZED FOR ISSUANCE

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
7.2.      CAPITAL STRUCTURE         COMMON STOCK         TO INCREASE THE NUMBER OF AUTHORIZED SHARES        C
                                   AUTHORIZATION         OF THE CLASS OF STOCK THAT HAS SUPERIOR
                                                         VOTING RIGHTS.
7.3.      CAPITAL STRUCTURE         COMMON STOCK         TO APPROVE INCREASES BEYOND THE ALLOWABLE          F
                                   AUTHORIZATION         INCREASE WHEN A COMPANY'S SHARES ARE IN
                                                         DANGER OF BEING DE-LISTED OR IF A COMPANY'S
                                                         ABILITY TO CONTINUE TO OPERATE AS A GOING
                                                         CONCERN IS UNCERTAIN
7.4.      CAPITAL STRUCTURE       DUAL-CLASS STOCK       PROPOSALS TO CREATE A NEW CLASS OF COMMON          A
                                                         STOCK WITH SUPERIOR VOTING RIGHTS
7.5.      CAPITAL STRUCTURE       DUAL-CLASS STOCK       TO CREATE A NEW CLASS OF NONVOTING OR              F
                                                         SUB-VOTING COMMON STOCK IF:
                                                         -    IT IS INTENDED FOR FINANCING PURPOSES
                                                              WITH MINIMAL OR NO DILUTION TO CURRENT
                                                              SHAREHOLDERS
                                                         -    IT IS NOT DESIGNED TO PRESERVE THE VOTING
                                                              POWER OF AN INSIDER OR SIGNIFICANT
                                                              SHAREHOLDER
7.6.      CAPITAL STRUCTURE     ISSUE STOCK FOR USE      TO INCREASE AUTHORIZED COMMON STOCK FOR THE        A
                                  WITH RIGHTS PLAN       EXPLICIT PURPOSE OF IMPLEMENTING A
                                                         SHAREHOLDER RIGHTS PLAN (POISON PILL).
7.7.      CAPITAL STRUCTURE      PREEMPTIVE RIGHTS       SHAREHOLDER PROPOSALS THAT SEEK PREEMPTIVE         C
                                                         RIGHTS
7.8.      CAPITAL STRUCTURE       PREFERRED STOCK        TO AUTHORIZING THE CREATION OF NEW CLASSES OF      A
                                                         PREFERRED STOCK WITH UNSPECIFIED VOTING,
                                                         CONVERSION, DIVIDEND DISTRIBUTION, AND OTHER
                                                         RIGHTS ("BLANK CHECK" PREFERRED STOCK).
7.9.      CAPITAL STRUCTURE       PREFERRED STOCK        TO CREATE "DECLAWED" BLANK CHECK PREFERRED         F
                                                         STOCK (STOCK THAT CANNOT BE USED AS A
                                                         TAKEOVER DEFENSE).
7.10.     CAPITAL STRUCTURE       PREFERRED STOCK        TO AUTHORIZE PREFERRED STOCK IN CASES WHERE        F
                                                         THE COMPANY SPECIFIES THE VOTING, DIVIDEND,
                                                         CONVERSION, AND OTHER RIGHTS OF SUCH STOCK
                                                         AND THE TERMS OF THE PREFERRED STOCK APPEAR
                                                         REASONABLE
7.11.     CAPITAL STRUCTURE       PREFERRED STOCK        TO INCREASE THE NUMBER OF BLANK CHECK              A
                                                         PREFERRED STOCK AUTHORIZED FOR ISSUANCE WHEN
                                                         NO SHARES HAVE BEEN ISSUED OR RESERVED FOR A
                                                         SPECIFIC PURPOSE.
7.12.     CAPITAL STRUCTURE       PREFERRED STOCK        TO INCREASE THE NUMBER OF BLANK CHECK              A
                                                         PREFERRED SHARES
7.13.     CAPITAL STRUCTURE       RECAPITALIZATION       RECAPITALIZATIONS (RECLASSIFICATIONS OF            C
                                                         SECURITIES)
7.14.     CAPITAL STRUCTURE     REVERSE STOCK SPLITS     MANAGEMENT PROPOSALS TO IMPLEMENT A REVERSE        F
                                                         STOCK SPLIT WHEN THE NUMBER OF AUTHORIZED
                                                         SHARES WILL BE PROPORTIONATELY REDUCED
7.15.     CAPITAL STRUCTURE     REVERSE STOCK SPLITS     MANAGEMENT PROPOSALS TO IMPLEMENT A REVERSE        F
                                                         STOCK SPLIT TO AVOID DELISTING.
7.16.     CAPITAL STRUCTURE     REVERSE STOCK SPLITS     TO IMPLEMENT A REVERSE STOCK SPLITS THAT DO        C
                                                         NOT PROPORTIONATELY REDUCE THE NUMBER OF
                                                         SHARES AUTHORIZED OR CONSIDERED "GOING DARK"
                                                         TRANSACTIONS.
7.17.     CAPITAL STRUCTURE       SHARE REPURCHASE       MANAGEMENT PROPOSALS TO INSTITUTE OPEN-MARKET      F
                                      PROGRAMS           SHARE REPURCHASE PLANS IN WHICH ALL
                                                         SHAREHOLDERS MAY PARTICIPATE ON EQUAL TERMS
7.17.A    CAPITAL STRUCTURE       SHARE REPURCHASE       MANAGEMENT PROPOSALS TO INSTITUTE OPEN-MARKET      C
                                      PROGRAMS           SHARE REPURCHASE PLANS IN WHICH DERIVATIVES
                                                         MAY BE UTILIZED
7.18.     CAPITAL STRUCTURE     STOCK DISTRIBUTIONS:     MANAGEMENT PROPOSALS TO INCREASE THE COMMON        F
                                SPLITS AND DIVIDENDS     SHARE AUTHORIZATION FOR A STOCK SPLIT OR
                                                         SHARE DIVIDEND, PROVIDED THAT THE INCREASE IN
                                                         AUTHORIZED SHARES WOULD NOT RESULT IN AN
                                                         EXCESSIVE NUMBER OF SHARES AVAILABLE FOR
                                                         ISSUANCE
7.19.     CAPITAL STRUCTURE        TRACKING STOCK        TO AUTHORIZE THE CREATION OF TRACKING STOCK        C

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
8.0.        EXECUTIVE AND      EXECUTIVE COMPENSATION    TO APPROVE EXECUTIVE COMPENSATION PLANS OR         C
              DIRECTOR                                   PLAN AMENDMENTS.
            COMPENSATION
8.1.        EXECUTIVE AND      EXECUTIVE COMPENSATION    TO APPROVE COMPENSATION PLANS THAT EXPRESSLY       A
              DIRECTOR                                   PERMIT THE RE-PRICING OF UNDERWATER STOCK
            COMPENSATION                                 OPTIONS WITHOUT SHAREHOLDER APPROVAL.
8.2.        EXECUTIVE AND      EXECUTIVE COMPENSATION    PLANS IN WHICH THE CEO PARTICIPATES IF THERE       A
              DIRECTOR                                   IS A DISCONNECT BETWEEN THE CEO'S PAY AND
            COMPENSATION                                 COMPANY PERFORMANCE
8.3.        EXECUTIVE AND      DIRECTOR COMPENSATION     PLANS FOR DIRECTORS                                C
              DIRECTOR
            COMPENSATION
8.4.A       EXECUTIVE AND      STOCK PLANS IN LIEU OF    PLANS WHICH PROVIDE PARTICIPANTS WITH THE          F
              DIRECTOR                  CASH             OPTION OF TAKING ALL OR A PORTION OF THEIR
            COMPENSATION                                 CASH COMPENSATION IN THE FORM OF STOCK IF
                                                         CONVERSION PRICE IS GREATER THAN 90% OF FAIR
                                                         MARKET VALUE.
8.4.B       EXECUTIVE AND      STOCK PLANS IN LIEU OF    PLANS WHICH PROVIDE PARTICIPANTS WITH THE          A
              DIRECTOR                  CASH             OPTION OF TAKING ALL OR A PORTION OF THEIR
            COMPENSATION                                 CASH COMPENSATION IN THE FORM OF STOCK
                                                         (UNLESS AS DESCRIBED ABOVE)
8.5.        EXECUTIVE AND      STOCK PLANS IN LIEU OF    PLANS WHICH PROVIDE A DOLLAR-FOR-DOLLAR CASH       F
              DIRECTOR                  CASH             FOR STOCK EXCHANGE
            COMPENSATION
8.6.        EXECUTIVE AND      STOCK PLANS IN LIEU OF    PLANS WHICH DO NOT PROVIDE A                       A
              DIRECTOR                  CASH             DOLLAR-FOR-DOLLAR CASH FOR STOCK EXCHANGE
            COMPENSATION
8.7.        EXECUTIVE AND       DIRECTOR RETIREMENT      RETIREMENT PLANS FOR NON-EMPLOYEE DIRECTORS.       A
              DIRECTOR                 PLANS
            COMPENSATION
8.8.        EXECUTIVE AND       DIRECTOR RETIREMENT      SHAREHOLDER PROPOSALS TO ELIMINATE RETIREMENT      F
              DIRECTOR                 PLANS             PLANS FOR NON-EMPLOYEE DIRECTORS
            COMPENSATION
8.9.        EXECUTIVE AND       MANAGEMENT PROPOSALS     ON MANAGEMENT PROPOSALS SEEKING APPROVAL TO        A
              DIRECTOR          SEEKING APPROVAL TO      RE-PRICE OPTIONS
            COMPENSATION          RE-PRICE OPTIONS
8.10.       EXECUTIVE AND      VOTING ON COMPENSATION    SHAREHOLDER PROPOSALS TO SUBMIT EXECUTIVE          A
              DIRECTOR                                   COMPENSATION TO A VOTE.
            COMPENSATION
8.11.       EXECUTIVE AND     EMPLOYEE STOCK PURCHASE    EMPLOYEE STOCK PURCHASE PLANS NOT DESCRIBED        C
              DIRECTOR                 PLANS             BELOW
            COMPENSATION
8.12.       EXECUTIVE AND     EMPLOYEE STOCK PURCHASE    EMPLOYEE STOCK PURCHASE PLANS WHERE ALL OF         F
              DIRECTOR                 PLANS             THE FOLLOWING APPLY
            COMPENSATION                                 -    PURCHASE PRICE IS AT LEAST 85 PERCENT OF
                                                              FAIR MARKET VALUE
                                                         -    OFFERING PERIOD IS 27 MONTHS OR LESS
8.13.       EXECUTIVE AND     EMPLOYEE STOCK PURCHASE    EMPLOYEE STOCK PURCHASE PLANS WHERE ANY OF         A
              DIRECTOR                 PLANS             THE FOLLOWING APPLY
            COMPENSATION                                 -    PURCHASE PRICE IS LESS THAN 85 PERCENT OF
                                                              FAIR MARKET VALUE, OR
                                                         -    OFFERING PERIOD IS GREATER THAN 27 MONTHS

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
8.14.       EXECUTIVE AND      INCENTIVE BONUS PLANS     SIMPLY AMEND SHAREHOLDER-APPROVED                  F
              DIRECTOR         AND TAX DEDUCTIBILITY     COMPENSATION PLANS TO INCLUDE ADMINISTRATIVE
            COMPENSATION             PROPOSALS           FEATURES OR PLACE A CAP ON THE ANNUAL GRANTS
                                                         ANY ONE PARTICIPANT MAY RECEIVE TO COMPLY
                                                         WITH THE PROVISIONS OF SECTION 162(M).
8.15.       EXECUTIVE AND      INCENTIVE BONUS PLANS     TO ADD PERFORMANCE GOALS TO EXISTING               F
              DIRECTOR         AND TAX DEDUCTIBILITY     COMPENSATION PLANS TO COMPLY WITH THE
            COMPENSATION             PROPOSALS           PROVISIONS OF SECTION 162(M)
8.16.       EXECUTIVE AND      INCENTIVE BONUS PLANS     PLANS TO INCREASE SHARES RESERVED AND TO           F
              DIRECTOR         AND TAX DEDUCTIBILITY     QUALIFY FOR FAVORABLE TAX TREATMENT UNDER THE
            COMPENSATION             PROPOSALS           PROVISIONS OF SECTION 162(M)
8.17.       EXECUTIVE AND      INCENTIVE BONUS PLANS     CASH OR CASH AND STOCK BONUS PLANS THAT ARE        F
              DIRECTOR         AND TAX DEDUCTIBILITY     SUBMITTED TO SHAREHOLDERS FOR THE PURPOSE OF
            COMPENSATION             PROPOSALS           EXEMPTING COMPENSATION FROM TAXES UNDER THE
                                                         PROVISIONS OF SECTION 162(M) IF NO INCREASE
                                                         IN SHARES IS REQUESTED.
8.18.       EXECUTIVE AND          EMPLOYEE STOCK        TO IMPLEMENT AN ESOP OR INCREASE AUTHORIZED        F
              DIRECTOR        OWNERSHIP PLANS (ESOPS)    SHARES FOR EXISTING ESOPS, UNLESS THE NUMBER
            COMPENSATION                                 OF SHARES ALLOCATED TO THE ESOP IS EXCESSIVE
                                                         (MORE THAN FIVE PERCENT OF OUTSTANDING
                                                         SHARES.)
8.19.       EXECUTIVE AND     401(K) EMPLOYEE BENEFIT    TO IMPLEMENT A 401(K) SAVINGS PLAN FOR             F
              DIRECTOR                 PLANS             EMPLOYEES.
            COMPENSATION
8.20.       EXECUTIVE AND      SHAREHOLDER PROPOSALS     SHAREHOLDER PROPOSALS SEEKING ADDITIONAL           A
              DIRECTOR        REGARDING EXECUTIVE AND    DISCLOSURE OF EXECUTIVE AND DIRECTOR PAY
            COMPENSATION            DIRECTOR PAY         INFORMATION,
8.21.       EXECUTIVE AND      SHAREHOLDER PROPOSALS     SHAREHOLDER PROPOSALS SEEKING TO SET ABSOLUTE      A
              DIRECTOR        REGARDING EXECUTIVE AND    LEVELS ON COMPENSATION OR OTHERWISE DICTATE
            COMPENSATION            DIRECTOR PAY         THE AMOUNT OR FORM OF COMPENSATION.
8.22.       EXECUTIVE AND      SHAREHOLDER PROPOSALS     SHAREHOLDER PROPOSALS REQUIRING DIRECTOR FEES      A
              DIRECTOR        REGARDING EXECUTIVE AND    BE PAID IN STOCK ONLY
            COMPENSATION            DIRECTOR PAY
8.23.       EXECUTIVE AND      SHAREHOLDER PROPOSALS     SHAREHOLDER PROPOSALS TO PUT OPTION                F
              DIRECTOR        REGARDING EXECUTIVE AND    RE-PRICINGS TO A SHAREHOLDER VOTE
            COMPENSATION            DIRECTOR PAY
8.24.       EXECUTIVE AND      SHAREHOLDER PROPOSALS     FOR ALL OTHER SHAREHOLDER PROPOSALS REGARDING      C
              DIRECTOR        REGARDING EXECUTIVE AND    EXECUTIVE AND DIRECTOR PAY
            COMPENSATION            DIRECTOR PAY

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
8.25        EXECUTIVE AND     PERFORMANCE-BASED STOCK    SHAREHOLDER PROPOSALS ADVOCATING THE USE OF        C
              DIRECTOR                OPTIONS            PERFORMANCE-BASED STOCK OPTIONS (INDEXED,
            COMPENSATION                                 PREMIUM-PRICED, AND PERFORMANCE-VESTED
                                                         OPTIONS).
8.26.       EXECUTIVE AND      GOLDEN PARACHUTES AND     SHAREHOLDER PROPOSALS TO REQUIRE GOLDEN            A
              DIRECTOR          EXECUTIVE SEVERANCE      PARACHUTES OR EXECUTIVE SEVERANCE AGREEMENTS
            COMPENSATION             AGREEMENTS          TO BE SUBMITTED FOR SHAREHOLDER RATIFICATION
8.27.       EXECUTIVE AND      GOLDEN PARACHUTES AND     PROPOSALS TO RATIFY OR CANCEL GOLDEN               C
              DIRECTOR          EXECUTIVE SEVERANCE      PARACHUTES.
            COMPENSATION             AGREEMENTS
8.28.       EXECUTIVE AND       PENSION PLAN INCOME      SHAREHOLDER PROPOSALS TO EXCLUDE PENSION PLAN      F
              DIRECTOR               ACCOUNTING          INCOME IN THE CALCULATION OF EARNINGS USED IN
            COMPENSATION                                 DETERMINING EXECUTIVE BONUSES/COMPENSATION
8.29.       EXECUTIVE AND      SUPPLEMENTAL EXECUTIVE    SHAREHOLDER PROPOSALS REQUESTING TO PUT            A
              DIRECTOR        RETIREMENT PLANS (SERPS)   EXTRAORDINARY BENEFITS CONTAINED IN SERP
            COMPENSATION                                 AGREEMENTS TO A SHAREHOLDER VOTE
8.31.       EXECUTIVE AND           EQUITY BASED         MANAGEMENT PROPOSALS FOR EQUITY PLANS              C
              DIRECTOR           COMPENSATION PLANS
            COMPENSATION
8.32        EXECUTIVE AND        TRANSFERABLE STOCK      MANAGEMENT AND SHAREHOLDER PROPOSALS FOR NEW       F
              DIRECTOR                OPTIONS            ON-GOING TRANSFERABLE STOCK OPTION PLANS IF
            COMPENSATION                                 THE TOTAL COST OF THE COMPANY'S EQUITY PLANS
                                                         IS LESS THAN THE COMPANY'S ALLOWABLE CAP.
9.0.         SOCIAL AND         CONSUMER ISSUES AND      TO PHASE OUT THE USE OF ANIMALS IN PRODUCT         A
            ENVIRONMENTAL      PUBLIC SAFETY: ANIMAL     TESTING
               ISSUES                  RIGHTS
9.1.         SOCIAL AND         CONSUMER ISSUES AND      REPORT ON ANIMAL WELFARE                           A
            ENVIRONMENTAL      PUBLIC SAFETY: ANIMAL
               ISSUES                  RIGHTS
9.2.         SOCIAL AND         CONSUMER ISSUES AND      ADOPT ANIMAL WELFARE POLICY                        A
            ENVIRONMENTAL      PUBLIC SAFETY: ANIMAL
               ISSUES                  RIGHTS
9.3.         SOCIAL AND         CONSUMER ISSUES AND      TO IMPLEMENT PRICE RESTRAINTS ON                   A
            ENVIRONMENTAL          PUBLIC SAFETY:        PHARMACEUTICAL PRODUCTS
               ISSUES               DRUG PRICING
9.4.         SOCIAL AND         CONSUMER ISSUES AND      PROPOSALS REQUESTING THAT COMPANIES REPORT ON      A
            ENVIRONMENTAL          PUBLIC SAFETY:        THE FINANCIAL AND LEGAL IMPACT OF THEIR
               ISSUES            DRUG REIMPORTATION      POLICIES REGARDING PRESCRIPTION DRUG
                                                         REIMPORTATION OR  PROPOSALS REQUESTING THAT
                                                         COMPANIES ADOPT SPECIFIC POLICIES TO
                                                         ENCOURAGE OR CONSTRAIN PRESCRIPTION DRUG
                                                         REIMPORTATION

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
9.5.         SOCIAL AND         CONSUMER ISSUES AND      TO VOLUNTARILY LABEL GENETICALLY ENGINEERED        A
            ENVIRONMENTAL          PUBLIC SAFETY:        (GE) INGREDIENTS IN THEIR PRODUCTS OR
               ISSUES           GENETICALLY MODIFIED     ALTERNATIVELY TO PROVIDE INTERIM LABELING AND
                                       FOODS             EVENTUALLY ELIMINATE GE INGREDIENTS DUE TO
                                                         THE COSTS AND FEASIBILITY OF LABELING AND/OR
                                                         PHASING OUT THE USE OF GE INGREDIENTS.
9.6.         SOCIAL AND         GENETICALLY MODIFIED     A REPORT ON THE FEASIBILITY OF LABELING            A
            ENVIRONMENTAL              FOODS             PRODUCTS CONTAINING GE INGREDIENTS
               ISSUES
9.7.         SOCIAL AND         GENETICALLY MODIFIED     A REPORT ON THE FINANCIAL, LEGAL, AND              A
            ENVIRONMENTAL              FOODS             ENVIRONMENTAL IMPACT OF CONTINUED USE OF GE
               ISSUES                                    INGREDIENTS/SEEDS
9.8.         SOCIAL AND         GENETICALLY MODIFIED     REPORT ON THE HEALTH AND ENVIRONMENTAL             A
            ENVIRONMENTAL              FOODS             EFFECTS OF GENETICALLY MODIFIED ORGANISMS
               ISSUES                                    (GMOS)
9.9.         SOCIAL AND         GENETICALLY MODIFIED     TO COMPLETELY PHASE OUT GE INGREDIENTS FROM        A
            ENVIRONMENTAL              FOODS             THE COMPANY'S PRODUCTS OR PROPOSALS ASKING
               ISSUES                                    FOR REPORTS OUTLINING THE STEPS NECESSARY TO
                                                         ELIMINATE GE INGREDIENTS FROM THE COMPANY'S
                                                         PRODUCTS. SUCH RESOLUTIONS PRESUPPOSE THAT
                                                         THERE ARE PROVEN HEALTH RISKS TO GE
                                                         INGREDIENTS
9.10.        SOCIAL AND         CONSUMER ISSUES AND      REPORTS ON A COMPANY'S POLICIES AIMED AT           A
            ENVIRONMENTAL          PUBLIC SAFETY:        CURTAILING GUN VIOLENCE IN THE UNITED STATES
               ISSUES                 HANDGUNS
9.11.        SOCIAL AND         CONSUMER ISSUES AND      REPORTS OUTLINING THE IMPACT OF THE HEALTH         A
            ENVIRONMENTAL          PUBLIC SAFETY:        PANDEMIC (HIV/AIDS, MALARIA AND TUBERCULOSIS)
               ISSUES                 HIV/AIDS           ON THE COMPANY'S SUB-SAHARAN OPERATIONS
9.12.        SOCIAL AND               HIV/AIDS           TO ESTABLISH, IMPLEMENT, AND REPORT ON A           A
            ENVIRONMENTAL                                STANDARD OF RESPONSE TO THE HIV/AIDS,
               ISSUES                                    TUBERCULOSIS AND MALARIA HEALTH PANDEMIC IN
                                                         AFRICA AND OTHER DEVELOPING COUNTRIES
9.13.        SOCIAL AND         CONSUMER ISSUES AND      REPORTS ON THE COMPANY'S PROCEDURES FOR            A
            ENVIRONMENTAL          PUBLIC SAFETY:        PREVENTING PREDATORY LENDING, INCLUDING THE
               ISSUES            PREDATORY LENDING       ESTABLISHMENT OF A BOARD COMMITTEE FOR
                                                         OVERSIGHT,
9.14.        SOCIAL AND         CONSUMER ISSUES AND      PROPOSALS SEEKING STRONGER PRODUCT WARNINGS        A
            ENVIRONMENTAL      PUBLIC SAFETY: TOBACCO
               ISSUES
9.15.        SOCIAL AND               TOBACCO            PROPOSALS ASKING THAT THE COMPANY'S OPERATING      A
            ENVIRONMENTAL                                FACILITIES BE SMOKE-FREE
               ISSUES
9.16.        SOCIAL AND               TOBACCO            PROPOSALS DEALING WITH PRODUCT PLACEMENT IN        A
            ENVIRONMENTAL                                STORES OR ADVERTISING TO YOUTH.
               ISSUES
9.17.        SOCIAL AND               TOBACCO            PROPOSALS ASKING THE COMPANY TO CEASE              A
            ENVIRONMENTAL                                PRODUCTION OF TOBACCO-RELATED PRODUCTS OR
               ISSUES                                    CEASE SELLING PRODUCTS TO TOBACCO COMPANIES.

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
9.18.        SOCIAL AND               TOBACCO            PROPOSALS TO SPIN-OFF TOBACCO-RELATED              A
            ENVIRONMENTAL                                BUSINESSES:
               ISSUES
9.19.        SOCIAL AND               TOBACCO            PROPOSALS PROHIBITING INVESTMENT IN TOBACCO        A
            ENVIRONMENTAL                                EQUITIES.
               ISSUES
9.20.        SOCIAL AND         CONSUMER ISSUES AND      PROPOSALS REQUESTING THAT A COMPANY DISCLOSES      A
            ENVIRONMENTAL          PUBLIC SAFETY:        ITS POLICIES RELATED TO TOXIC CHEMICALS,
               ISSUES             TOXIC CHEMICALS        PROPOSALS REQUESTING THAT COMPANIES EVALUATE
                                                         AND DISCLOSE THE POTENTIAL FINANCIAL AND
                                                         LEGAL RISKS ASSOCIATED WITH UTILIZING CERTAIN
                                                         CHEMICALS, OR PROPOSALS REQUIRING THAT A
                                                         COMPANY REFORMULATE ITS PRODUCTS WITHIN A
                                                         CERTAIN TIMEFRAME
9.21.        SOCIAL AND       ENVIRONMENT AND ENERGY:    REQUESTS FOR REPORTS OUTLINING POTENTIAL           A
            ENVIRONMENTAL         ARCTIC NATIONAL        ENVIRONMENTAL DAMAGE FROM DRILLING IN THE
               ISSUES             WILDLIFE REFUGE        ARCTIC NATIONAL WILDLIFE REFUGE (ANWR)
9.22.        SOCIAL AND       ENVIRONMENT AND ENERGY:    PROPOSALS TO ADOPT THE CERES PRINCIPLES            A
            ENVIRONMENTAL         CERES PRINCIPLES
               ISSUES
9.23.        SOCIAL AND       ENVIRONMENT AND ENERGY:    PROPOSALS REQUESTS REPORTS ASSESSING ECONOMIC      A
            ENVIRONMENTAL      ENVIRONMENTAL-ECONOMIC    RISKS OF ENVIRONMENTAL POLLUTION OR CLIMATE
               ISSUES               RISK REPORT          CHANGE OR REPORTS OUTLINING POTENTIAL
                                                         ENVIRONMENTAL DAMAGE FROM OPERATIONS IN
                                                         PROTECTED REGIONS, INCLUDING WILDLIFE REFUGES.
9.24.        SOCIAL AND        ENVIRONMENTAL REPORTS     PROPOSALS FOR REPORTS DISCLOSING THE               A
            ENVIRONMENTAL                                COMPANY'S ENVIRONMENTAL POLICIES.
               ISSUES
9.25.        SOCIAL AND            NUCLEAR SAFETY        PROPOSALS REQUESTING THAT COMPANIES REPORT ON      A
            ENVIRONMENTAL                                RISKS ASSOCIATED WITH THEIR NUCLEAR REACTOR
               ISSUES                                    DESIGNS AND/OR THE PRODUCTION AND INTERIM
                                                         STORAGE OF IRRADIATED FUEL RODS
9.26.        SOCIAL AND       ENVIRONMENT AND ENERGY:    PROPOSALS TO MAKE REPORTS ON THE LEVEL OF          A
            ENVIRONMENTAL          GLOBAL WARMING        GREENHOUSE GAS EMISSIONS FROM THE COMPANY'S
               ISSUES                                    OPERATIONS AND PRODUCTS.
9.27.        SOCIAL AND       ENVIRONMENT AND ENERGY:    PROPOSALS TO ADOPT A COMPREHENSIVE RECYCLING       A
            ENVIRONMENTAL            RECYCLING           STRATEGY
               ISSUES
9.28.        SOCIAL AND       ENVIRONMENT AND ENERGY:    PROPOSALS TO INVEST IN RENEWABLE ENERGY            A
            ENVIRONMENTAL         RENEWABLE ENERGY       SOURCES.
               ISSUES
9.29.        SOCIAL AND           RENEWABLE ENERGY       REQUESTS FOR REPORTS ON THE FEASIBILITY OF         A
            ENVIRONMENTAL                                DEVELOPING RENEWABLE ENERGY SOURCES
               ISSUES

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
9.30.        SOCIAL AND       ENVIRONMENT AND ENERGY:    PROPOSALS TO MAKE REPORT ON ITS POLICIES AND       A
            ENVIRONMENTAL      SUSTAINABILITY REPORT     PRACTICES RELATED TO SOCIAL, ENVIRONMENTAL,
               ISSUES                                    AND ECONOMIC SUSTAINABILITY
9.31.        SOCIAL AND       ENVIRONMENT AND ENERGY:    REPORT ON ENERGY EFFICIENCY                        A
            ENVIRONMENTAL        EFFICIENCY REPORT
               ISSUES
9.32.        SOCIAL AND       ENVIRONMENT AND ENERGY:    PROPOSALS REQUESTING THAT COMPANIES OUTLINE        A
            ENVIRONMENTAL          KYOTO PROTOCOL        THEIR PREPARATIONS TO COMPLY WITH STANDARDS
               ISSUES                                    ESTABLISHED BY KYOTO PROTOCOL SIGNATORY
                                                         MARKETS
9.33.        SOCIAL AND               LAND USE           PROPOSALS THAT REQUEST THE DISCLOSURE OF           A
            ENVIRONMENTAL                                DETAILED INFORMATION ON A COMPANY'S POLICIES
               ISSUES                                    RELATED TO LAND USE OR DEVELOPMENT
9.34.        SOCIAL AND                CAFOS             PROPOSALS REQUESTING THAT COMPANIES REPORT TO      A
            ENVIRONMENTAL                                SHAREHOLDERS ON THE RISKS AND LIABILITIES
               ISSUES                                    ASSOCIATED WITH CONCENTRATED ANIMAL FEEDING
                                                         OPERATIONS (CAFOS)
9.35.        SOCIAL AND          GENERAL CORPORATE       PROPOSALS TO AFFIRM POLITICAL NONPARTISANSHIP      A
            ENVIRONMENTAL             ISSUES:            IN THE WORKPLACE
               ISSUES          CHARITABLE/ POLITICAL
                                   CONTRIBUTIONS
9.36.        SOCIAL AND        CHARITABLE/ POLITICAL     PROPOSALS TO REPORT OR PUBLISH IN NEWSPAPERS       A
            ENVIRONMENTAL          CONTRIBUTIONS         THE COMPANY'S POLITICAL AND/OR CHARITABLE
               ISSUES                                    CONTRIBUTIONS
9.37.        SOCIAL AND        CHARITABLE/ POLITICAL     PROPOSALS TO PROHIBIT THE COMPANY FROM MAKING      A
            ENVIRONMENTAL          CONTRIBUTIONS         POLITICAL CONTRIBUTIONS
               ISSUES
9.38.        SOCIAL AND        CHARITABLE/ POLITICAL     PROPOSALS TO RESTRICT THE COMPANY FROM MAKING      A
            ENVIRONMENTAL          CONTRIBUTIONS         CHARITABLE CONTRIBUTIONS
               ISSUES
9.39.        SOCIAL AND        CHARITABLE/ POLITICAL     PROPOSALS TO PUBLISH A LIST OF COMPANY             A
            ENVIRONMENTAL          CONTRIBUTIONS         EXECUTIVES, DIRECTORS, CONSULTANTS, LEGAL
               ISSUES                                    COUNSELS, LOBBYISTS, OR INVESTMENT BANKERS
                                                         THAT HAVE PRIOR GOVERNMENT SERVICE AND
                                                         WHETHER SUCH SERVICE HAD A BEARING ON THE
                                                         BUSINESS OF THE COMPANY
9.40.        SOCIAL AND          GENERAL CORPORATE       PROPOSALS TO REVIEW WAYS OF LINKING EXECUTIVE      A
            ENVIRONMENTAL             ISSUES:            COMPENSATION TO SOCIAL FACTORS
               ISSUES              LINK EXECUTIVE
                               COMPENSATION TO SOCIAL
                                    PERFORMANCE
9.41.        SOCIAL AND         LABOR STANDARDS AND      PROPOSALS TO IMPLEMENT THE CHINA PRINCIPLES.       A
            ENVIRONMENTAL          HUMAN RIGHTS:
               ISSUES             CHINA PRINCIPLES

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
9.42.        SOCIAL AND         LABOR STANDARDS AND      PROPOSALS TO MAKE REPORTS DETAILING THE            A
            ENVIRONMENTAL          HUMAN RIGHTS:         COMPANY'S OPERATIONS IN A PARTICULAR COUNTRY
               ISSUES          COUNTRY-SPECIFIC HUMAN    AND STEPS TO PROTECT HUMAN RIGHTS
                                   RIGHTS REPORTS
9.43.        SOCIAL AND         LABOR STANDARDS AND      PROPOSALS TO IMPLEMENT CERTAIN HUMAN RIGHTS        A
            ENVIRONMENTAL          HUMAN RIGHTS:         STANDARDS AT COMPANY FACILITIES OR THOSE OF
               ISSUES          INTERNATIONAL CODES OF    ITS SUPPLIERS AND TO COMMIT TO OUTSIDE,
                              CONDUCT/VENDOR STANDARDS   INDEPENDENT MONITORING
9.44.        SOCIAL AND         LABOR STANDARDS AND      PROPOSALS TO ENDORSE OR INCREASE ACTIVITY ON       A
            ENVIRONMENTAL          HUMAN RIGHTS:         THE MACBRIDE PRINCIPLES.
               ISSUES           MACBRIDE PRINCIPLES
9.45.        SOCIAL AND          MILITARY BUSINESS:      PROPOSALS TO MAKE REPORTS ON FOREIGN MILITARY      A
            ENVIRONMENTAL         FOREIGN MILITARY       SALES OR OFFSETS.
               ISSUES              SALES/OFFSETS
9.46.        SOCIAL AND          MILITARY BUSINESS:      PROPOSALS ASKING THE COMPANY TO RENOUNCE           A
            ENVIRONMENTAL      LANDMINES AND CLUSTER     FUTURE INVOLVEMENT IN ANTIPERSONNEL LANDMINE
               ISSUES                  BOMBS             PRODUCTION
9.47.        SOCIAL AND          MILITARY BUSINESS:      PROPOSALS ASKING THE COMPANY TO CEASE              A
            ENVIRONMENTAL         NUCLEAR WEAPONS        PRODUCTION OF NUCLEAR WEAPONS COMPONENTS AND
               ISSUES                                    DELIVERY SYSTEMS, INCLUDING DISENGAGING FROM
                                                         CURRENT AND PROPOSED CONTRACTS
9.48.        SOCIAL AND          MILITARY BUSINESS:      PROPOSALS ASKING THE COMPANY TO APPOINT A          A
            ENVIRONMENTAL      OPERATIONS IN NATIONS     BOARD COMMITTEE REVIEW AND REPORT OUTLINING
               ISSUES           SPONSORING TERRORISM     THE COMPANY'S FINANCIAL AND REPUTATIONAL
                                       (IRAN)            RISKS FROM ITS OPERATIONS IN IRAN,
9.49.        SOCIAL AND          MILITARY BUSINESS:      PROPOSALS ASKING THE COMPANY TO MAKE REPORTS       A
            ENVIRONMENTAL           SPACED-BASED         ON A COMPANY'S INVOLVEMENT IN SPACED-BASED
               ISSUES              WEAPONIZATION         WEAPONIZATION
9.50.        SOCIAL AND         WORKPLACE DIVERSITY:     REQUESTS FOR REPORTS ON THE COMPANY'S EFFORTS      A
            ENVIRONMENTAL         BOARD DIVERSITY        TO DIVERSIFY THE BOARD
               ISSUES

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
9.51.        SOCIAL AND         WORKPLACE DIVERSITY:     PROPOSALS ASKING THE COMPANY TO INCREASE THE       C
            ENVIRONMENTAL         BOARD DIVERSITY        REPRESENTATION OF WOMEN AND MINORITIES ON THE
               ISSUES                                    BOARD
9.52.        SOCIAL AND         WORKPLACE DIVERSITY:     PROPOSALS TO INCREASE REGULATORY OVERSIGHT OF      A
            ENVIRONMENTAL         EQUAL EMPLOYMENT       EEO PROGRAMS
               ISSUES            OPPORTUNITY (EEO)
9.53.        SOCIAL AND         WORKPLACE DIVERSITY:     TO INCREASE REGULATORY OVERSIGHT OF EEO            A
            ENVIRONMENTAL          GLASS CEILING         PROGRAMS AND GLASS CEILING PROPOSALS
               ISSUES
9.54.        SOCIAL AND         WORKPLACE DIVERSITY:     EXCLUDE REFERENCE TO SEXUAL ORIENTATION FROM       A
            ENVIRONMENTAL        SEXUAL ORIENTATION      THE EEO STATEMENT
               ISSUES
9.55.        SOCIAL AND         WORKPLACE DIVERSITY:     PROPOSALS TO AMEND A COMPANY'S EEO STATEMENT       A
            ENVIRONMENTAL        SEXUAL ORIENTATION      IN ORDER TO PROHIBIT DISCRIMINATION BASED ON
               ISSUES                                    SEXUAL ORIENTATION
9.56.        SOCIAL AND          SEXUAL ORIENTATION      PROPOSALS TO EXTEND COMPANY BENEFITS TO OR         A
            ENVIRONMENTAL                                ELIMINATE BENEFITS FROM DOMESTIC PARTNERS
               ISSUES
9.57         SOCIAL AND             OUTSOURCING          PROPOSALS ASKING FOR COMPANIES TO REPORT ON        A
            ENVIRONMENTAL                                THE RISKS ASSOCIATED WITH OUTSOURCING OR
               ISSUES                                    OFFSHORING.
10.0.        MUTUAL FUND       ELECTION OF DIRECTORS     DIRECTOR NOMINEES WHO ARE NOT DESCRIBED BELOW      F
               PROXIES
10.1.        MUTUAL FUND       ELECTION OF DIRECTORS     IGNORE A SHAREHOLDER PROPOSAL THAT IS              W
               PROXIES                                   APPROVED BY A MAJORITY OF THE VOTES CAST FOR
                                                         TWO CONSECUTIVE YEARS
10.2.        MUTUAL FUND      CONVERT CLOSED-END FUND    CONVERSION PROPOSALS                               C
               PROXIES            TO OPEN-END FUND
10.3.        MUTUAL FUND           PROXY CONTESTS        PROXY CONTESTS                                     C
               PROXIES
10.4.        MUTUAL FUND        INVESTMENT ADVISORY      INVESTMENT ADVISORY AGREEMENTS                     F
               PROXIES               AGREEMENTS
10.5.        MUTUAL FUND       APPROVE NEW CLASSES OR    THE ESTABLISHMENT OF NEW CLASSES OR SERIES OF      F
               PROXIES            SERIES OF SHARES       SHARES.
10.6.        MUTUAL FUND         CHANGE FUNDAMENTAL      PROPOSALS TO CHANGE A FUND'S FUNDAMENTAL           C
               PROXIES             RESTRICTION TO        RESTRICTION TO A NON FUNDAMENTAL RESTRICTION
                                   NONFUNDAMENTAL
                                    RESTRICTION

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
10.7.        MUTUAL FUND         CHANGE FUNDAMENTAL      PROPOSALS TO CHANGE A FUND'S FUNDAMENTAL           C
               PROXIES        INVESTMENT OBJECTIVE TO    INVESTMENT OBJECTIVE TO A NON FUNDAMENTAL
                                   NONFUNDAMENTAL        INVESTMENT OBJECTIVE
10.8.        MUTUAL FUND       NAME CHANGE PROPOSALS     NAME CHANGE PROPOSALS.                             F
               PROXIES
10.9.        MUTUAL FUND        CHANGE IN FUND'S SUB     TO CHANGE A FUND'S SUB-CLASSIFICATION              F
               PROXIES             CLASSIFICATION
10.10.       MUTUAL FUND           DISPOSITION OF        TO DISPOSE OF ASSETS, LIQUIDATE OR TERMINATE       F
               PROXIES           ASSETS/TERMINATION/     THE FUND
                                     LIQUIDATION
10.11.       MUTUAL FUND       CHANGES TO THE CHARTER    TO MAKE CHANGES TO THE CHARTER DOCUMENT            C
               PROXIES                DOCUMENT
10.12.       MUTUAL FUND       CHANGES TO THE CHARTER    REMOVAL SHAREHOLDER APPROVAL REQUIREMENT TO        F
               PROXIES                DOCUMENT           REORGANIZE OR TERMINATE THE TRUST OR ANY OF
                                                         ITS SERIES
10.13.       MUTUAL FUND       CHANGES TO THE CHARTER    REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT        F
               PROXIES                DOCUMENT           FOR AMENDMENTS TO THE NEW DECLARATION OF TRUST
10.14.       MUTUAL FUND       CHANGES TO THE CHARTER    REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT        F
               PROXIES                DOCUMENT           TO AMEND THE FUND'S MANAGEMENT CONTRACT,
                                                         ALLOWING THE CONTRACT TO BE MODIFIED BY THE
                                                         INVESTMENT MANAGER AND THE TRUST MANAGEMENT,
                                                         AS PERMITTED BY THE 1940 ACT
10.15.       MUTUAL FUND       CHANGES TO THE CHARTER    ALLOW THE TRUSTEES TO IMPOSE OTHER FEES IN         F
               PROXIES                DOCUMENT           ADDITION TO SALES CHARGES ON INVESTMENT IN A
                                                         FUND, SUCH AS DEFERRED SALES CHARGES AND
                                                         REDEMPTION FEES THAT MAY BE IMPOSED UPON
                                                         REDEMPTION OF A FUND'S SHARES
10.16.       MUTUAL FUND       CHANGES TO THE CHARTER    REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT        F
               PROXIES                DOCUMENT           TO ENGAGE IN AND TERMINATE SUB-ADVISORY
                                                         ARRANGEMENTS
10.17.       MUTUAL FUND       CHANGES TO THE CHARTER    REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT        F
               PROXIES                DOCUMENT           TO CHANGE THE DOMICILE OF THE FUND
10.18.       MUTUAL FUND         CHANGE THE FUND'S       FUND'S REINCORPORATION                             C
               PROXIES                DOMICILE
10.19.       MUTUAL FUND       AUTHORIZE THE BOARD TO    PROPOSALS AUTHORIZING THE BOARD TO                 F
               PROXIES           HIRE AND TERMINATE      HIRE/TERMINATE SUB-ADVISORS WITHOUT
                                SUBADVISORS WITHOUT      SHAREHOLDER APPROVAL.
                                SHAREHOLDER APPROVAL
10.20.       MUTUAL FUND      DISTRIBUTION AGREEMENTS    DISTRIBUTION AGREEMENTS                            F
               PROXIES
10.21.       MUTUAL FUND      MASTER-FEEDER STRUCTURE    ESTABLISHMENT OF A MASTER-FEEDER STRUCTURE.        F
               PROXIES

                                                                     BALLOT ITEM / PROPOSAL
                                                            [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY
NUMBER         CHAPTER                SECTION                          CASE, ABS=ABSTAIN]                 VOTE
------   ------------------   ------------------------   ----------------------------------------------   ----
10.22.       MUTUAL FUND              MERGERS            MERGERS AND ACQUISITIONS                           C
               PROXIES
10.23.       MUTUAL FUND       SHAREHOLDER PROPOSALS     TO MANDATE A SPECIFIC MINIMUM AMOUNT OF STOCK      A
               PROXIES         TO ESTABLISH DIRECTOR     THAT DIRECTORS MUST OWN IN ORDER TO QUALIFY
                               OWNERSHIP REQUIREMENT     AS A DIRECTOR OR TO REMAIN ON THE BOARD
10.24A       MUTUAL FUND       SHAREHOLDER PROPOSALS     TO REIMBURSE PROXY SOLICITATION EXPENSES IF        F
               PROXIES           TO REIMBURSE PROXY      DISSIDENT WINS
                               SOLICITATION EXPENSES
10.24B       MUTUAL FUND       SHAREHOLDER PROPOSALS     TO REIMBURSE PROXY SOLICITATION EXPENSES           A
               PROXIES           TO REIMBURSE PROXY      (EXCEPT AS DESCRIBED ABOVE)
                               SOLICITATION EXPENSES
10.25.       MUTUAL FUND       SHAREHOLDER PROPOSALS     TO TERMINATE THE INVESTMENT ADVISOR                C
               PROXIES        TO TERMINATE INVESTMENT
                                      ADVISOR

2007 TRUSCO CAPITAL MANAGEMENT INTERNATIONAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS

Vote mergers and acquisitions on a CASE-BY-CASE basis.

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

     - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

     - Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

     - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

     - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

     - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                           PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 67

ITEM 23. EXHIBITS:

(a) Agreement and Declaration of Trust as originally filed with the STI Classic Funds' (the "Registrant") Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(c) Not applicable.


(d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated November 14, 2006 is filed herewith.



(d)(2) Expense Limitation Agreement dated August 1, 2006 between the Registrant and Trusco Capital Management, Inc. is filed herewith.


(d)(3) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.


(e)(1) Distribution Agreement dated November 18, 2005 between the Registrant and BISYS Fund Services Limited Partnership is filed herewith.


(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November 18, 2005.

(g)(6) Amended Schedule A dated February 14, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(g)(7) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit
(h)(1) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and BISYS Fund Services, Ohio, Inc., dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(h)(4) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc., dated July 16, 2004, is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(h)(5) Revised Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(h)(6) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(h)(7) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-004581 on May 18, 2005.

(h)(8) Compliance Services Agreement among the Registrant, STI Classic Variable Trust and BISYS Fund Services, Inc. dated November 18, 2005 is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(i) Opinion and Consent of Counsel to be filed by amendment.



(j) Consent of independent registered public accounting firm to be filed by amendment.



(k) Not applicable.



(l) Not applicable.


(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
0000950152-05-006336 on August 1, 2005.

(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(m)(3) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.

(m)(4) Amended Schedule A to the Distribution and Service Plan for Class A Shares dated November 18, 2005 is incorporated herein by reference to Exhibit
(m)(4) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.

(o) Not applicable.


(p)(1) Registrant's Code of Ethics is filed herewith.



(p)(2) Code of Ethics for BISYS Fund Services Limited Partnership dated January 1, 2007 is filed herewith.



(p)(3) Code of Ethics for Trusco Capital Management, Inc., is filed herewith.



(p)(4) Code of Ethics for Zevenbergen Capital Investments LLC, is filed herewith.


ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant's control relationships. The administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services Limited Partnership, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the

Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the Registrant. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
David Eidson                                          SunTrust Banks, Inc.               Senior Vice President
Chairman & Chief Executive Officer                        SunTrust Bank                Executive Vice President
                                                    SunTrust Capital Markets                 Board Member
                                                     First Mercantile Trust                  Board Member
                                               Zevenbergen Capital Investments LLC           Board Member
                                                       Lighthouse Partners                   Board Member

William H. Rogers                                     SunTrust Banks, Inc.             Executive Vice President
Director

Paul L. Robertson, III                                SunTrust Banks, Inc.                  Vice President
Executive Vice President/Secretary/Treasurer              SunTrust Bank                     Vice President

Andrew J. Muldoon, III                                    SunTrust Bank                Executive Vice President
Executive Vice President

Christina Seix                                            SunTrust Bank                     Vice President
Executive Vice President

John Talty                                                SunTrust Bank                     Vice President
Executive Vice President

Brandi K. Allen                                                --                                 --
Director

David C. Anderson                                         SunTrust Bank                     Vice President
Director

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
Seth L. Antiles                                           SunTrust Bank                         Officer
Vice President

Charles B. Arrington                                      SunTrust Bank                         Officer
Director

Andrew S. Atkins                                               --                                 --
Vice President

Frances J. Aylor                                               --                                 --
Director

Sandeep Bahtia                                                 --                                 --
Director

Brett L. Barner                                           SunTrust Bank                         Officer
Managing Director

Richard M. Bemis                                          SunTrust Bank                     Vice President
Director

Glen H. Blackston III                                          --                                 --
Director

Gordon R. Boardway                                             --                                 --
Vice President

Matthew R. Boden                                               --                                 --
Vice President

Noel Crissman Boggan                                      SunTrust Bank                         Officer
Vice President

Sabrina Bowens                                                 --                                 --
Vice President

Robert S. Bowman                                          SunTrust Bank                         Officer
Managing Director

John C. Brennan                                                --                                 --
Vice President

Casey C. Brogdon                                          SunTrust Bank                         Officer
Managing Director

George E. Calvert, Jr.                                    SunTrust Bank                         Officer
Director

Matthew B. Carney                                              --                                 --
Vice President

Charles E. Carter                                              --                                 --
Vice President

Christopher D. Carter                                     SunTrust Bank                     Vice President
Vice President

Carlos J. Catoya                                               --                                 --
Vice President

Benjamin M. Clark                                         SunTrust Bank                     Vice President
Vice President

Shane Coldren                                             SunTrust Bank                         Officer
Managing Director

Robert W. Corner                                          SunTrust Bank                         Officer
Managing Director

David M. Craig                                                 --                                 --
Vice President

Scott E. Craig                                            SunTrust Bank                         Officer
Vice President

Oliver Cross                                                   --                                 --

Vice President

Stacy L. Culver                                                --                                 --
Vice President

William R. Davis                                               --                                 --
Vice President

J. Chadwick Deakins                                       SunTrust Bank                         Officer
Managing Director

Dierdre Dillo                                                  --                                 --
Vice President

Robin C. Divers                                                --                                 --
Vice President

Colleen H. Doremus                                        SunTrust Bank                     Vice President
Vice President

Louis Joseph Douglass, IV                                      --                                 --

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
Vice President

Martin J. Duffy                                           SunTrust Bank                         Officer
Vice President

Mary J. Durkin                                            SunTrust Bank                         Officer
Vice President

Todd C. Early                                             SunTrust Bank                         Officer
Vice President

Rebecca G. Ehrhart                                             --                                 --
Vice President

Brad Erwin                                                     --                                 --
Director

Bob M. Farmer                                             SunTrust Bank                     Vice President
Managing Director

Douglas J. Farmer                                              --                                 --
Vice President

Robert N. Felice                                               --                                 --
Managing Director

James A. Fitzpatrick                                           --                                 --
Vice President

John B. Floyd                                             SunTrust Bank                         Officer
Managing Director

James P. Foster                                           SunTrust Bank                         Officer
Managing Director

Laura B. Friend                                                --                                 --
Director

Kirsten M. Fuller                                         SunTrust Bank                         Officer
Director

Stephen Futch                                                  --                                 --
Director

Elena Fyodorova                                                --                                 --
Vice President

Michelle Gallo                                                 --                                 --
Vice President

Alan M. Gayle                                                  --                                 --
Managing Director

Allan J. George                                           SunTrust Bank                         Officer
Vice President

Eunice Gillespie                                          SunTrust Bank                     Vice President
Director

Risei Goto                                                     --                                 --
Vice President

George Goudelias                                          SunTrust Bank                         Officer
Managing Director

Christopher Guinther                                           --                                 --
Managing Director

Jennifer Waddell Graff                                         --                                 --
Vice President

Gregory E. Hallman                                        SunTrust Bank                         Officer
Vice President

Jacob. T. Harper                                          SunTrust Bank                         Officer
Vice President

Molly Halcom                                                   --                                 --
Vice President

Neil L. Halpert                                                --                                 --
Vice President

Melvin E. Hamilton                                        SunTrust Bank                     Vice President
Managing Director

Michael Todd Hill                                         SunTrust Bank                         Officer
Managing Director

Michael J. Honsharuk                                      SunTrust Bank                         Officer
Vice President

Debra M. Hooper                                           SunTrust Bank                     Vice President
Vice President

Deborah A. Hopkins                                             --                                 --
Vice President

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
Christopher A. Jones                                      SunTrust Bank                     Vice President
Managing Director

Christine Y. Keefe                                        SunTrust Bank                     Vice President
Director

Nathaniel J. King                                              --                                 --
Vice President

Michael Kirkpatrick                                            --                                 --
Vice President

James E. Kofron                                           SunTrust Bank                         Officer
Director

Raymond A. Kramer                                              --                                 --
Vice President

Kenneth Kresch                                                 --                                 --
Vice President

Deborah A. Lamb                                       SunTrust Banks, Inc.                      Officer
Managing Director                                         SunTrust Bank                         Officer

Wayne G. Larochelle                                       SunTrust Bank                     Vice President
Managing Director

Jonathan Larsen                                                --                                 --
Vice President

Gerard Leen                                                    --                                 --
Vice President

Charles B. Leonard                                        SunTrust Bank                         Officer
Managing Director

Carla Leslie                                                   --                                 --
Managing Director

Biron O. Lim                                                   --                                 --
Vice President

Steve Loncar                                                   --                                 --
Vice President

Tina Y. Long                                                   --                                 --
Vice President

William J. Longen                                         SunTrust Bank                         Officer
Director

J. Randy Loving                                                --                                 --
Director

Bryan Luebbert                                                 --                                 --
Vice President

Scott F. Luxton                                           SunTrust Bank                         Officer
Director

Kimberly C. Maichle                                       SunTrust Bank                         Officer
Director

James B. Mallory                                          SunTrust Bank                     Vice President
Vice President

Jennifer Love Mann                                        SunTrust Bank                     Vice President
Vice President

Thomas Mansley                                            SunTrust Bank                     Vice President
Managing Director

Jeffrey E. Markunas                                            --                                 --
Managing Director

Patrick K. Mason                                          SunTrust Bank                     Vice President

Director

Michael L. McEachern                                           --                                 --
Managing Director

Andrew S. McGhee                                          SunTrust Bank                     Vice President
Managing Director

Steven McGinty                                                 --                                 --
Vice President

Samuel A. McKnight, Jr.                                   SunTrust Bank                         Officer
Director

Alan McKnight                                                  --                                 --
Managing Director

Evan B. Melcher                                           SunTrust Bank                         Officer
Director

Thomas A. Meyers                                          SunTrust Bank                         Officer
Managing Director

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
R. Douglas Mitchell                                       SunTrust Bank                         Officer
Vice President

Sharon E. Moran                                                --                                 --
Vice President

Blake E. Myton                                            SunTrust Bank                         Officer
Vice President

Timothy James Nash                                        SunTrust Bank                     Vice President
Vice President

Wesley Neal                                                    --                                 --
Vice President

David W. Neely                                            SunTrust Bank                         Officer
Director

Robert H. Neinken                                         SunTrust Bank                     Vice President
Managing Director

Harold F. Nelson                                          SunTrust Bank                         Officer
Managing Director

Brian M. Nold                                                  --                                 --
Vice President

Brian P. O'Connell                                        SunTrust Bank                         Officer
Director

Thomas J. O'Neil                                               --                                 --
Vice President

Cynthia A. Panebianco                                          --                                 --
Vice President

Patrick A. Paparelli                                  SunTrust Banks, Inc.                  Vice President
Managing Director                                         SunTrust Bank                     Vice President

Sheri L. Paquette                                         SunTrust Bank                         Officer
Director

Ty E. Parrish                                             SunTrust Bank                     Vice President
Director

Ashi Parikh                                                    --                                 --
Executive Vice President

Ronnie G. Pennell                                         SunTrust Bank                         Officer
Director

Elliott A. Perny                                          SunTrust Bank                         Officer
Managing Director

Gregory S. Peters                                              --                                 --
Vice President

James M. Phebus Jr.                                       SunTrust Bank                         Officer
Director

Gregory L. Phillips                                            --                                 --
Director

Gary A. Plourde                                           SunTrust Bank                     Vice President
Managing Director

Charles L. Poage                                          SunTrust Bank                         Officer
Vice President

Sean D. Porrello                                               --                                 --
Vice President

Raymond A. Prophater                                      SunTrust Bank                         Officer
Vice President

Curtis A. Pryor                                           SunTrust Bank                         Officer
Vice President

Joseph E. Ransom                                          SunTrust Bank                         Officer
Managing Director

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
Armond Reese                                                   --                                 --
Vice President

David W. Reidy                                                 --                                 --
Vice President

Kristin Hildebrand Ribic                                       --                                 --
Director

Michael Reiger                                                 --                                 --
Managing Director

Mills A. Riddick                                          SunTrust Bank                         Officer
Managing Director

Dina E. Romeo                                                  --                                 --
Vice President

Josie C. Rosson                                           SunTrust Bank                         Officer
Managing Director

Michael C. Sahakian                                       SunTrust Bank                         Officer
Director

Michael Sansoterra                                             --                                 --
Director


James L. Savage                                           SunTrust Bank                         Officer
Director

Diane F. Schmidt                                               --                                 --
Director

Marc H. Schneidau                                         SunTrust Bank                         Officer
Managing Director

Ronald H. Schwartz                                        SunTrust Bank                         Officer
Managing Director

Michael G. Sebesta                                        SunTrust Bank                         Officer
Managing Director

Dusty L. Self                                             SunTrust Bank                         Officer
Director

Robert I. Sherman                                         SunTrust Bank                         Officer
Managing Director

Julia R. Short                                                 --                                 --
Managing Director

Robin J. Shulman                                          SunTrust Bank                         Officer
Managing Director

Atul Sibal                                                     --                                 --
Vice President

Shelly R. Simpson                                              --                                 --
Vice President

Edward P. Smith                                           SunTrust Bank                         Officer
Vice President

George D. Smith, Jr.                                      SunTrust Bank                         Officer
Managing Director

Stephen Smith                                                  --                                 --
Vice President

E. Dean Speer                                             SunTrust Bank                         Officer
Director

Ellen E. Spong                                            SunTrust Bank                     Vice President
Managing Director

Jeffrey P. St. Amand                                           --                                 --
Director

Celia S. Stanley                                               --                                 --
Vice President

John H. Stebbins                                      SunTrust Banks, Inc.                  Vice President
Managing Director                                         SunTrust Bank                     Vice President

Chad K. Stephens                                          SunTrust Bank                         Officer
Vice President

Eric D. Storch                                            SunTrust Bank                         Officer
Managing Director

Kimberly Jean Strickland                                       --                                 --
Vice President

E. Sonny Surkin                                           SunTrust Bank                         Officer
Director

William F. Tarry                                          SunTrust Bank                         Officer

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
Director

J. Maurice Thomas                                         SunTrust Bank                     Vice President
Vice President

Matthew M. Tollison                                            --                                 --
Vice President

Merlin W. Tolstyk                                              --                                 --
Vice President

Perry A. Troisi                                                --                                 --
Managing Director

William A. Turner                                              --                                 --
Director

Stuart F. Van Arsdale                                     SunTrust Bank                         Officer
Managing Director

Ania Wacht                                                     --                                 --
Vice President

David Walley                                              SunTrust Bank                         Officer
Vice President

Zach Walley                                                    --                                 --
Director

David M. Walrod                                                --                                 --
Vice President

Francis P. Walsh                                               --                                 --
Director

Joseph P. Walsh                                           SunTrust Bank                     Vice President
Director

Angela V. Watterson                                            --                                 --
Vice President

George M. Way                                             SunTrust Bank                     Vice President
Director

Adrien D. Webb                                                 --                                 --
Managing Director

Gregory W. Webster                                             --                                 --
Vice President

Peter William Weishaar                                         --                                 --
Vice President

Matthew H. Welden                                              --                                 --
Vice President

Ellen Welsh                                                    --                                 --
Managing Director

Elizabeth Wilson                                          SunTrust Bank                     Vice President
Managing Director

Leslie A. Wilson                                               --                                 --
First Vice President

William L. Wilson, Jr.                                    SunTrust Bank                         Officer
Director

Tom J. Winters                                                 --                                 --
Managing Director

Donald A. Wordell                                         SunTrust Bank                         Officer
Director

Natalie A. Wright                                              --                                 --
Vice President

Stephen M. Yarbrough                                  SunTrust Banks, Inc.                  Vice President
Managing Director

Joseph P. Yarusinski                                      SunTrust Bank                         Officer
Vice President

Steven M. Yates                                           SunTrust Bank                         Officer
Managing Director

Jay A. Young                                              SunTrust Bank                         Officer
Vice President

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
Jonathan M. Yozzo                                              --                                 --
Vice President

Scott Yuschak                                                  --                                 --
Vice President

Sam J. Zona                                                    --                                 --
Managing Director



Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle, Washington 98101.



Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:



NAME                                                                 NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
----                                                                ----------------------         -----------------------------
Brooke de Boutray                                                     Rivendell Capital Inc.             Director and Officer
Managing Director, Portfolio Manager                                    Seattle University               Member, Department of
                                                                                                       Finance and Advisory Board

Lisa Foley                                                            Rivendell Capital Inc.                   Officer
Managing Director, Investment Officer

Leslie Tubbs                                                          Rivendell Capital Inc.                   Officer
Managing Director, Portfolio Manager and Chief Compliance Officer

Nancy A. Zevenbergen                                                  Rivendell Capital Inc.             Director and Officer
President and Chief Investment Officer                              Seattle Pacific University
                                                                            Foundation                         Director


ITEM 27. Principal Underwriters:

(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies (other than the Registrant):


Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
Capital One Funds
Giant 5 Funds

Greenwich Advisors Trust
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Variable Trust
The Blue Fund Group
Vintage Mutual Funds, Inc.



BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.



b) The Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219. The business address of Messrs. Dobin and Rose is 100 Summer Street, Boston, Massachusetts 02110.



Name                 Position and Offices with Underwriter   Position and Offices with Registrant
----                 -------------------------------------   ------------------------------------
Brian K. Bey         President and Director                  None
Elliott Dobin        Secretary                               None
Andrew H. Byer       Chief Compliance Officer                None
Wayne A. Rose        Assistant Chief Compliance Officer      None
James E. (Ed) Pike   Financial and Operations Principal      None


c) Not applicable.

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

     SunTrust Bank
     303 Peachtree Street, N.E.
     Atlanta, GA 30308

     Brown Brothers Harriman & Co.
     40 Water Street
     Boston, MA 02109
     (International Equity Fund, International Equity Index Fund and Strategic Income Fund)

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

     BISYS Fund Services, Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and subadviser:

     Trusco Capital Management, Inc.
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia 30303

     Trusco Capital Management, Inc.
     10 Mountain View Road
     Suite C-200
     Upper Saddle River, New Jersey 07458

     Zevenbergen Capital Investments LLC
     601 Union Street
     Seattle, Washington 98101

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 67 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio on the 30th day of May, 2007.




                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young, President and
                                            Chief Executive Officer



Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.





/s/ Jeffrey M. Biggar*                  Trustee                   May 30, 2007
-------------------------------------
Jeffrey M. Biggar


/s/ F. Wendell Gooch*                   Trustee                   May 30, 2007
-------------------------------------
F. Wendell Gooch


/s/ James O. Robbins*                   Trustee                   May 30, 2007
-------------------------------------
James O. Robbins


/s/ Clarence H. Ridley*                 Trustee                   May 30, 2007
-------------------------------------
Clarence H. Ridley


/s/ Warren Y. Jobe*                     Trustee                   May 30, 2007
-------------------------------------
Warren Y. Jobe


/s/ Charles D. Winslow*                 Trustee                   May 30, 2007
-------------------------------------
Charles D. Winslow


/s/ Sidney E. Harris*                   Trustee                   May 30, 2007
-------------------------------------
Sidney E. Harris


/s/ Connie D. McDaniel*                 Trustee                   May 30, 2007
-------------------------------------
Connie D. McDaniel


s/ R. Jeffrey Young                     President and             May 30, 2007
-------------------------------------   Chief Executive Officer
R. Jeffrey Young


s/ Martin R. Dean                       Treasurer and Chief       May 30, 2007
-------------------------------------   Financial Officer
Martin R. Dean




* By: /s/ Cynthia Surprise
      -------------------------------
      Cynthia Surprise, pursuant to the
      powers of attorney filed herewith

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 21st day of February 2007.


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow                  /s/ Jeffrey M. Biggar
-------------------------------------   ----------------------------------------
Charles D. Winslow, Trustee             Jeffrey M. Biggar

                                  EXHIBIT INDEX

EXHIBIT   DOCUMENT
-------   --------
(d)(1)    Amended and Restated Investment Advisory Agreement
(d)(2)    Expense Limitation Agreement
(e)(1)    Distribution Agreement
(p)(1)    Code of Ethics for Registrant
(p)(2)    Code of Ethics for BISYS Fund Services Limited Partnership
(p)(3)    Code of Ethics for Trusco Capital Management, Inc.
(p)(4)    Code of Ethics for Zevenbergen Capital Investments LLC